Registration No. 33-13481


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                       POST-EFFECTIVE AMENDMENT NO. 20 TO
                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
              OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

         PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT
                              (Exact Name of Trust)

                        PRINCIPAL LIFE INSURANCE COMPANY
                            (Exact Name of Depositor)

                          The Principal Financial Group
                           Des Moines, Iowa 50392-0100
              (Address of Depositor's Principal Executive Offices)

                                 Traci L. Weldon
                        Principal Life Insurance Company
                          The Principal Financial Group
                           Des Moines, Iowa 50392-0300
                     (Name and address of agent for service)
              Telephone Number, Including Area Code: (515) 247-5111

                   Please send copies of all communications to

                                 J. SUMNER JONES
                                 Jones & Blouch
                          2100 Pennsylvania Ave., N.W.
                              Washington, DC 20037



  It is proposed that this filing will become effective (check appropriate box)


       _____ immediately upon filing pursuant to paragraph (b) of Rule 485

       __X__ on May 1, 2000 pursuant to paragraph (b) of Rule 485

       _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

       _____ on (date) pursuant to paragraph (a)(1) of Rule 485

             This post-effective amendment designates a new effective date for a _____ previously filed post-effective amendment.

      Title of Securities: Flexible Premium Variable Life Insurance Policy.

                        PRINCIPAL LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                       Registration Statement on Form S-6
                              Cross Reference Sheet

    Items of
   Form N-8B-2               Captions in Prospectus

        1..............  Cover Page

        2..............  Cover Page

        3..............  Not Applicable

        4..............  Distribution of the Policy

        5..............  Principal Life Insurance Company Variable Life
                         Separate Account

        6(a)...........  Not Applicable

        6(b)...........  Not Applicable

        7..............  Not Required

        8..............  Not Required

        9..............  Legal Proceedings

        10(a)..........  Ownership, Beneficiaries, Assignment

        10(b)..........  Calculation of Accumulated Value; Unit Values; Net
                         Investment Factor; Valuations in Connection with a Policy; Participating Policy

        10(c), 10(d)...  Summary (Transfers; Policy Loans; Surrender,
                         Termination and Reinstatement; Policy Cancellation); Death Benefits and Rights; Policy Values (Transfers; Policy Loans; Surrender); Charges and Deductions (Surrender Charge)

        10(e)..........  Summary (Surrender, Termination and Reinstatement);
                         Premiums (Policy Termination; Reinstatement); Registration Statement

        10(f)..........  Other Matters (Voting Rights)

        10(g)(1),
        10(g)(2),
        10(h)(1),
        10(h)(2).......  Principal Life Insurance Company Variable Life
                         Separate Account; General Provisions (Addition, Deletion, or Substitution of Investments)

        10(g)(3),
        10(g)(4),
        10(h)(3),
        10(h)(4).......  Not Applicable

        10(i)..........  Principal Life Insurance Company Variable Life
                         Separate Account, Policy Values; General Provisions (Addition, Deletion, or Substitution of Investments; Optional Insurance Benefits; Policy Proceeds); Federal Tax Matters

        11.............  Principal Life Insurance Company Variable Life
                         Separate Account; General Provisions (Addition, Deletion, or Substitution of Investments)

        12(a)..........  Cover page

        12(b)..........  Not Applicable

        12(c)..........  Principal Life Insurance Company Variable Life
                         Separate Account (Principal Variable Contracts Fund,
                         Inc.: Balanced Account; Bond Account; Capital Value Account; MidCap Account; High Yield Account; Money Market Account)

        12(d)..........  Distribution of the Policy

        12(e)..........  Not Applicable

        13(a)..........  Principal Life Insurance Company Variable Life
                         Separate Account; Charges and Deductions

        13(b), 13(c),
        13(d), 13(e),
        13(f), 13(g)...  Not Applicable

        14.............  Distribution of the Policy

        15.............  Summary (Premiums); Preimums

        16.............  Summary (Principal Life Insurance
                         Company Variable Life Separate Account); Principal Life Insurance Company Variable Life Separate Account; Policy Values; General Provisions (Addition, Deletion, or Substitution of Investments)

        17(a), 17(b),
        17(c)..........  Captions referenced under Items 10(c), 10(d), 10(e), and 10(i) above

        18(a)..........  Summary (Policy Value); Policy Values (Calculation of
                         Accumulated Value; Unit Values; Net Investment Factor; Valuations in Connection with a Policy)

        18(b)..........  Not Applicable

        18(c)..........  Summary (Policy Loans); Policy Values (Policy Loans)

        18(d)..........  Not Applicable

        19.............  Other Matters (Voting Rights; Statement of Values)

        20(a), 20(b)...  Principal Life Insurance Company Variable Life
                         Separate Account; General Provisions (Addition, Deletion, or Substitution of Investments); Other Matters (Voting Rights)

        20(c), 20(d),
        20(e), 20(f)...  Not Applicable

        21(a), 21(b)...  Summary (Policy Loans); Policy Values

        21(c)..........  Not Applicable

        22.............  General Provisions (The Contract; Incontestability)

        23.............  Not Applicable

        24.............  Summary; Special Plans

        25.............  Description of Principal Life Insurance Company

        26.............  Not Applicable

        27.............  Description of Principal Life Insurance Company

        28.............  Officers and Directors of Principal Life
                         Insurance Company

        29.............  Description of Principal Life Insurance Company

        30.............  Not Applicable

        31.............  Not Applicable

        32.............  Not Applicable

        33.............  Not Applicable

        34.............  Not Applicable

        35.............  Description of Principal Life Insurance Company

        36.............  Not Applicable

        37.............  Not Applicable

        38(a)..........  Summary (Principal Life Insurance Company
                         Variable Life Separate Account); Principal Life Insurance Company Variable Life Separate Account; Distribution of the Policy

        38(b), 38(c)...  Distribution of the Policy

        39(a), 39(b)...  Distribution of the Policy

        40.............  Not Applicable

        41(a)..........  Description of Principal Life Insurance Company;
                         Distribution of the Policy

        41(b), 41(c)...  Not Applicable

        42.............  Not Applicable

        43.............  Not Applicable

        44(a), 44(b),
        44(c)..........  Summary (Principal Life Insurance Company
                         Variable Life Separate Account; Transfers; Policy Loans; Surrender, Termination, and Reinstatement; Policy "Free Look"); Principal Life Insurance
                         Company Variable Life Separate Account; Policy Values; Charges and Deductions

        45.............  Not Applicable

        46(a)..........  Captions referenced under items 44(a) above

        46(b)..........  Not Applicable

        47.............  Not Applicable

        48.............  Not Applicable

        49.............  Not Applicable

        50.............  Not Applicable

        51(a) - (j)....  Summary; Description of Principal Life
                         Insurance Company; Principal Life Insurance
                         Company Variable Life Separate Account; General Provisions; Distribution of the Policy

        52(a)..........  Principal Life Insurance Company Variable Life
                         Separate Account; General Provisions (Addition, Deletion, or Substitution of Investments)

        52(b)..........  Not Applicable

        52(c)..........  Captions referenced in 10(g) and 10(h) above

        52(d)..........  Not Applicable

        53(a)..........  Summary (Tax Consequences of the Policy); Federal Tax
                         Matters

        53(b)..........  Not Applicable
        54.............  Not Applicable

        55.............  Not Applicable

        56.............  Not Applicable

        57.............  Not Applicable

        58.............  Not Applicable

        59.............  Not Applicable

                          Prospectus Dated May 1, 2000



         PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT FLEX VARIABLE LIFE -- FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

"Flex Variable Life," the flexible premium variable life insurance policy (the "Policy" or the "Policies") offered by Principal Life Insurance Company ("Company") and described in this Prospectus is designed to provide lifetime insurance protection and maximum flexibility in connection with premium payments and death benefits. A policyowner may, within limits, vary the frequency and amount of premium payments and increase or decrease the face amount of the life insurance benefit under the Policy. This flexibility allows a policyowner to provide for changing life insurance needs within a single insurance policy.

Neither premium payments nor death benefits are deposits or obligations of, or guaranteed by or endorsed by any bank. Premium payments and death benefits are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

A schedule of premium payments is established for a Policy in accordance with policyowner preference. A minimum premium is required during the first twelve policy months. At other times, failure to pay premiums will not cause a Policy to terminate so long as its accumulated value, less the surrender charge and unpaid policy loans and loan interest, is sufficient on a Policy processing day to allow deduction of the cost of insurance and other charges.


Premium payments, less a 2% premium tax charge and a 5% sales load, are allocated according to policyowner direction to one or more Divisions of the Principal Life Insurance Company Variable Life Separate Account ("Separate Account"), except for premiums received during the first 45 days from the policy date, which are allocated for that period to the Money Market Division of the Separate Account. Each Division invests exclusively in shares representing an interest in a corresponding account of the Principal Variable Contracts Fund, Inc. organized by the Company. The accompanying prospectus describes the investment objectives and the attendant risks of the accounts currently offered as investment choices under the Policy: the Balanced, Bond, Capital Value, High Yield, MidCap and Money Market Accounts of the Principal Variable Contracts Fund, Inc.


Accumulated value and duration of coverage under the Policy will, and the death benefit may, increase or decrease based upon the investment experience of the Divisions of the Separate Account. The accumulated value will also reflect the amount and frequency of premium payments, surrenders of accumulated value, policy loans and loan interest, interest earned on loaned amounts, and the charges and deductions connected with the Policy. The policyowner bears the entire investment risk as to the Policy's accumulated value, which is not guaranteed.

The Policy provides a death benefit upon the insured's death. The policyowner chooses one of two death benefit options. Under Option 1, the death benefit is the greater of the face amount of the Policy or the accumulated value on the date of death multiplied by an applicable percentage based upon the insured's attained age. Under Option 2, the death benefit is the greater of the face amount of the Policy plus the accumulated value on the date of the insured's death or the Policy's accumulated value multiplied by the applicable percentage. The policyowner may, under certain conditions, change from one death benefit option to the other.

The policyowner generally may obtain policy loans at any time the Policy has loan value prior to the Policy's maturity date. In addition, subject to certain restrictions, the Policy's accumulated value may be partially or totally surrendered. Surrender charges consisting of a contingent deferred sales load and a contingent deferred administration charge may be imposed upon total surrender of a Policy. The amount of surrender charge assessed per $1,000 of face amount is based upon the issue age and sex (where allowed by law) of the insured and the policy year at the time of surrender.

Prospective purchasers of this Policy are advised that replacement of existing insurance coverage may not be financially advantageous. It may also be disadvantageous to purchase a Policy as a means to obtain additional insurance protection if the purchaser already owns a flexible premium variable life insurance policy.

This Prospectus is valid only if accompanied or preceded by the current prospectus for Principal Variable Contracts Fund, Inc.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    Please Read This Prospectus Carefully And Retain It For Future Reference.

                                TABLE OF CONTENTS
GLOSSARY OF SPECIAL TERMS .................................  4


SUMMARY ...................................................  5
     The Policy............................................  5
     Premiums..............................................  6
     Charges and Deductions ...............................  6
     Maturity Proceeds.....................................  7
     Death Benefit and Proceeds............................  7
     Adjustment Options....................................  8
     Policy Values.........................................  8
     Transfers.............................................  8
     Policy Loans..........................................  8
     Surrender, Termination and Reinstatement..............  9
     Policy "Free Look"...................................  10

CONDENSED FINANCIAL INFORMATION............................ 12

DESCRIPTION OF PRINCIPAL
LIFE INSURANCE COMPANY....................................  12

PRINCIPAL LIFE INSURANCE COMPANY
VARIABLE LIFE SEPARATE ACCOUNT............................. 13

PREMIUMS................................................... 15
     Purchase Procedures................................... 15
     Payment of Premiums................................... 16
     Premium Limitations................................... 16
     Allocation of Premiums................................ 17
     Examination Offer ("Free Look" Provision)............. 17
     Policy Termination.................................... 18
     Reinstatement......................................... 19

DEATH BENEFITS AND RIGHTS.................................. 19
     Death Proceeds........................................ 19
     Death Benefit......................................... 20
     Applicable Percentage................................. 20
     Change in Death Benefit Option........................ 21
     Adjustment Options.................................... 21

POLICY VALUES.............................................. 23
     Calculation of Accumulated Value...................... 23
     Units................................................. 23
     Unit Values........................................... 24
     Net Investment Factor................................. 24
     Valuations in Connection with a Policy................ 24
     Transfers............................................. 24
     Policy Loans.......................................... 25
     Surrender............................................. 25

CHARGES AND DEDUCTIONS..................................... 26
     Premium Expense Charge................................ 26
     Monthly Deduction..................................... 27
     Mortality and Expense Risks Charge.................... 28
     Transaction Charge.................................... 28
     Surrender Charge...................................... 28
     Other Charges......................................... 32
     Special Plans......................................... 32

OTHER MATTERS.............................................. 33
     Voting Rights......................................... 33
     Statement of Value.................................... 33
     Service Available by Telephone........................ 34

GENERAL PROVISIONS......................................... 34
     Addition, Deletion, or Substitution of
     Investments........................................... 34
     Optional Insurance Benefits........................... 35
     Death Benefit Guarantee Rider......................... 35
     The Contract.......................................... 35
     Incontestability...................................... 36
     Misstatements......................................... 36
     Suicide............................................... 36
     Ownership............................................. 36
     Beneficiaries......................................... 36
     Benefit Instructions.................................. 36
     Postponement of Payments.............................. 37
     Assignment............................................ 37
     Policy Proceeds....................................... 37
     Participating Policy.................................. 38
     Right to Exchange Policy.............................. 38

DISTRIBUTION OF THE POLICY................................. 39

OFFICERS AND DIRECTORS OF PRINCIPAL
MANAGEMENT CORPORATION..................................... 39

EXECUTIVE OFFICERS OF PRINCIPAL
LIFE INSURANCE COMPANY..................................... 40

DIRECTORS  OF PRINCIPAL
LIFE INSURANCE COMPANY..................................... 40

STATE REGULATION OF PRINCIPAL
LIFE INSURANCE COMPANY..................................... 41

FEDERAL TAX MATTERS........................................ 41
     Tax Status of the Company
       and the Separate Account............................ 42
     Charges for Taxes..................................... 42
     Diversification Standards............................. 42
     Life Insurance Status of Policy....................... 42
     Modified Endowment Contract Status.................... 43
     Policy Surrenders and Partial Surrenders.............. 43
     Policy Loans and Interest Deductions.................. 44
     Corporate Alternative Minimum Tax..................... 44
     Exchange or Assignment of Policies.................... 44
     Withholding........................................... 45
     Taxation of Accelerated Death Benefits................ 45
     Other Tax Issues...................................... 45

EMPLOYEE BENEFIT PLANS..................................... 45

LEGAL PROCEEDINGS.......................................... 45

LEGAL OPINION.............................................. 45

INDEPENDENT AUDITORS....................................... 45

REGISTRATION STATEMENT..................................... 46

FINANCIAL STATEMENTS....................................... 46

     Report of Independent Auditors........................ 47
     Variable Life Separate Account
       Financial Statements................................ 48
     Report of Independent Auditors........................ 76
     Principal Life Insurance Company
       Financial Statements................................ 77

APPENDIX - ILLUSTRATIONS OF POLICY
VALUES AND DEATH BENEFITS..................................117



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. PRINCIPAL LIFE INSURANCE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS OF PRINCIPAL VARIABLE CONTRACTS FUND, INC. OR THE STATEMENT OF ADDITIONAL INFORMATION OF THAT FUND.

GLOSSARY OF SPECIAL TERMS


Attained Age - The insured's age on the birthday on or preceding the last policy anniversary.

Division - A part of the Separate Account which invests in shares of a mutual fund.

Face Amount - The minimum death benefit of a Policy so long as the Policy remains in force.

General Account - The assets of the Company other than those allocated to any of the separate accounts of the Company.

Guideline Annual Premium - The level annual payment necessary to provide the future benefit under a Policy, through maturity, based on the 1980 Commissioners Standard Ordinary Mortality Table, a 5% assumed interest rate, and the fees and charges specified for a Policy.

Internal Revenue Code ("Code") - The Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Investment   Account  -  That  part  of  the  Policy  value  that  reflects  the policyowner's investment in a Division of the Separate Account.

Maturity Date - The policy anniversary following the insured's 95th birthday.

Monthly Date - The day of the month which is the same as the policy date. For example, if the policy date is June 10, 2000, the first monthly date is July 10, 2000.

Mutual Fund - a registered open-end investment company, or a separate investment account or portfolio thereof, in which a division of the Separate Account invests.

Policy Date - The policy date is the date by which both the application and a premium payment in an amount at least equal to the required minimum initial premium for the Policy have been received in the home office of the Company.

Policy Years and Anniversaries - The policy years and anniversaries computed from the policy date. Example: If the policy date is May 5, 1999, the first policy year ends on May 4, 2000 and the first policy anniversary falls on May 5, 2000.

Prorated Basis - In the same proportion as the value of a particular investment account for a Policy bears to the total value of all investment accounts for that Policy.

Valuation Date - The date as of which the net asset value of an account of a mutual fund is determined.

Valuation Period - The period between the time as of which the net asset value of an account of a mutual fund is determined on one valuation date and the time as of which such value is determined on the next following valuation date.

Written Request - Actual delivery to the Company at its home office in Des Moines, Iowa, of a written notice or request on a form supplied or approved by the Company.


SUMMARY

THE FOLLOWING SUMMARY INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS PROSPECTUS.

The Policy

The Policy is designed to provide a policyowner with lifetime insurance protection and flexibility in connection with the amount and frequency of premium payments and the amount of life insurance proceeds payable under the Policy. A policyowner may, subject to certain limitations, vary the frequency and amount of premium payments. The Policy allows a policyowner to adjust the amount of life insurance payable, without having to purchase a new Policy, by increasing or decreasing the face amount. Thus, as insurance needs or financial conditions change, a policyowner has the flexibility to adjust life insurance proceeds and vary the premium payments. The Policy is a life insurance contract with a death benefit, accumulated value, and other features traditionally associated with whole life insurance. It is called "flexible premium" because unlike traditional insurance contracts, there is no fixed schedule of premium payments, although a minimum premium is required during the first twelve policy months. Each policyowner establishes a preferred schedule of premium payments (planned periodic premiums).

The Policy is called "variable" because the accumulated value, duration of coverage and, under certain circumstances, the death benefit may increase or decrease depending upon the investment experience of the Division or Divisions of the Separate Account to which premium payments, less a premium tax charge of 2% and a 5% sales load, have been allocated. Generally, favorable investment experience will increase a Policy's accumulated value and unfavorable investment experience will reduce its accumulated value. Prospective purchasers of a Policy should be aware that there is no guarantee of accumulated value in a Policy.




You may allocate your net premium payments to divisions of the Separate Account. Currently there are six divisions available to you. A current list of divisions available in your state may be obtained from a sales representative or our home office.


Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund.

The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund may differ substantially.

Premiums

An initial payment is required as the first premium. This required initial premium payment is three times the minimum monthly premium shown on the Policy's data pages. The minimum monthly premium is the amount that, if paid, will keep the Policy in force for one month, taking into account the current monthly deduction and surrender charge. Payment of a minimum premium is required during the first twelve policy months (the "Minimum Required Premium"). The Company allows payments in accordance with the planned periodic premium schedule established by the policyowner in the application (annual, semi-annual, quarterly, or pre-authorized withdrawal payments of premium on a monthly basis). However, if the minimum monthly premium is less than $30 ($15 if the insured is ages 0-14), only a planned periodic premium schedule that would result in a payment of $30 or more ($15 or more if the insured is ages 0-14) will be made available to the policyowner. The Company also allows unscheduled premium payments of $30 or more. The planned periodic premium schedule indicates the preference of the policyowner only, and other than payment of the Minimum Required Premium, payment of premiums is not required. (However, the death benefit guarantee premium must be paid to maintain the death benefit guarantee rider. See "Death Benefit Guarantee Rider.") Changes in frequency, as well as increases or decreases in the amount of planned periodic premiums, may be made. However, the total of all premiums, planned and otherwise, cannot exceed the current maximum premium limitations set forth in the Internal Revenue Code to qualify a Policy as a life insurance contract. At any time there is an outstanding policy loan, if a payment cannot be identified as a premium payment, it will be considered a loan repayment.

The initial premium payment and all other premium payments received during the first 45 days from the policy date, after deduction of the premium tax charge of 2% and the 5% sales load, are allocated to the Money Market Division of the Separate Account. On the 46th day from the policy date, the accumulated value held in the Money Market Division is transferred to the Divisions in accordance with the policyowner's direction for allocation of premium payments. Premium payments received after the first 45 days from the policy date are allocated among the Divisions in accordance with the directions in the application for the Policy.

Charges and Deductions

There is a premium expense charge deducted from each premium payment. The amount remaining after deduction of the premium expense charge is the "net premium." The premium expense charge includes a sales load of 5% to partially compensate the Company for sales expenses incurred with respect to the Policy. In addition, a sales load of up to a maximum of 25% of the minimum first year premium may be imposed as a part of a surrender charge upon total surrender or termination of a Policy for insufficient value. Also included in the premium expense charge is a charge of 2% for premium taxes. The premium tax charge, which cannot be changed, is not expected to exceed the premium taxes charged to the Company.

There is a monthly deduction from the Policy's accumulated value in the Divisions equal to the cost of insurance, the cost of additional benefits provided by riders attached to the Policy and a monthly administration charge which is guaranteed never to exceed $5.00 per month. The current monthly administration charge for a Policy is $4.75 per month.



A mortality and expense risks charge will be imposed on a daily basis on the assets of each Division. The current mortality and expense risks charge is
 .0020548% on a daily basis (.75% on an annual basis) and is guaranteed to not exceed .0024658% on a daily basis (.90% on an annual basis).

A charge consisting of a contingent deferred sales load and a contingent deferred administration charge may be imposed for total surrender of a Policy or termination of a Policy for insufficient value. The amount of surrender charge assessed per $1,000 of face amount is based upon the issue age and sex (where allowed by law) of the insured and the policy year at the time of surrender. There is no surrender charge imposed upon partial surrenders of accumulated value.

A transaction charge of $25 is imposed on transfers of accumulated value between Divisions exceeding four per policy year. A transaction charge of the lesser of $25 or two percent of the amount surrendered is imposed upon partial surrenders of accumulated value.


An investment advisory fee is charged against the assets of each mutual fund underlying the Investment Accounts. In addition, each Account incurs other normal expenses of corporate operation.


Maturity Proceeds


If the insured under a Policy is living on the Policy's maturity date, the Company will pay the Policy's maturity proceeds to the policyowner. A Policy's maturity proceeds are the Policy's accumulated value less any Policy loans and unpaid loan interest on the maturity date. If maturity proceeds are paid under a Policy, the Policy terminates with no further benefits payable. On the Policy's maturity date, the Company will pay the excess of the Policy's face amount over the maturity proceeds, provided certain conditions are met. (See "Death Benefit Guarantee Rider.")


Death Benefit and Proceeds


The death proceeds under a Policy are payable to the beneficiary when the insured dies, subject to all provisions and conditions of the Policy. The death proceeds, determined as of the date of the insured's death, are: the death benefit described below, plus proceeds from any benefit riders on the insured's life, less any Policy loans and loan interest, and less any overdue monthly deductions if the insured dies during a grace period.

There are two options available for the death benefit under a Policy. If a policyowner selects Option 1, the death benefit will be equal to the greater of the face amount of the Policy or the accumulated value on the date of death multiplied by an applicable percentage specified in the Internal Revenue Code. If a policyowner selects Option 2, the death benefit will be the greater of the face amount of the Policy plus the accumulated value on the date of death or the accumulated value on the date of death multiplied by the applicable percentage. A policyowner may make a written request to change the death benefit option on or after the first Policy anniversary.




Adjustment Options

Subject to certain conditions, the face amount of a Policy may be adjusted upon the written request of the policyowner. Any written request to adjust the face amount of a Policy must be approved by the Company. No request to adjust the face amount of a Policy will be approved if a Policy is in a grace period or if monthly deductions are being waived under a rider. In addition, a decrease in face amount may be requested only after the first Policy anniversary and may not reduce the face amount of a Policy below $25,000. A requested face amount increase must be at least $5,000 and is subject to evidence of insurability satisfactory to the Company under its underwriting rules then in effect. Any adjustment in face amount of a Policy will be effective on the monthly date that coincides with or next follows the date the Company approves the request, subject to a payment by the policyowner in an amount not less than the new minimum monthly premium for the Policy after any such increase in face amount. The new minimum monthly premium will take into account the Policy's surrender value. There are no charges assessed in connection with adjustments of a Policy, although an increase in face amount will result in surrender charges applicable to the increase.

Policy Values

The Policy provides for accumulated value. The Policy's accumulated value will reflect the amount and frequency of premium payments, the investment experience of the chosen Division or Divisions, surrenders of accumulated value, Policy loans and loan interest, interest earned on amounts in the loan account, transaction charges, and other charges and deductions imposed in connection with the Policy and the Separate Account. A Policy has no minimum guaranteed accumulated value. A Policy's "surrender value" is its accumulated value less the amount of the surrender charge, if any. A Policy's "net surrender value" is its surrender value less Policy loans and loan interest. The net surrender value of a Policy is the amount available to a policyowner upon total surrender.



Transfers

Transfers of accumulated value between Divisions may be made by a policyowner four times per policy year without charge. All transfers with the same effective date count as one transfer. Transfers in excess of four per policy year are subject to a transaction charge of $25. The Company has reserved the right to revoke or modify transfer privileges and charges.

Policy Loans


A policyowner may borrow against the accumulated value of the Policy at any time the Policy has loan value. A Policy's loan value, which is the maximum amount that may be borrowed, is (1) minus (2) where: (1) is 90% of the Policy's surrender value and (2) is any outstanding policy loans and unpaid loan interest.




Surrender, Termination and Reinstatement

A policyowner may elect to make a total surrender of the Policy and receive its net surrender value determined as of the date the Company receives the policyowner's written request. A surrender charge is imposed upon total surrender of a Policy at any time within the first ten years after the policy date. The surrender charge will be waived if the Policy is surrendered in connection with an exchange offer for another policy issued by the Company. In addition, any increase in face amount is subject to a surrender charge at any time within ten years after the effective date of the adjustment.


After the first policy year, the policyowner may request a partial surrender of the accumulated value of the Policy, but no more than two times per policy year. A partial surrender must be in at least the minimum amount of $500 and cannot exceed 50% of the Policy's net surrender value at the time partial surrender is requested. A transaction charge of the lesser of $25 or two percent of the amount of the partial surrender is imposed on each partial surrender. The Policy's accumulated value is reduced by the amount of any partial surrender plus the transaction charge.

Failure to make a planned periodic premium or additional premium payments may cause termination of a Policy (See "Policy Termination"). A notice of impending termination of a policy will be sent if:


1. The net surrender value of a Policy on any monthly date is less than the monthly deduction and the death benefit guarantee premium requirement has not been satisfied; or

2. During the 12 months following the policy date, the sum of the premiums paid is less than the Minimum Required Premium on a monthly date.




Once a Policy has terminated as a result of insufficient value, the policyowner may make a written request to reinstate the Policy at any time within three years after the date of termination, so long as the insured is alive and it is prior to the Policy's maturity date (See "Reinstatement").


Policy "Free Look"


A policyowner has the limited right to return a Policy for cancellation and receive a refund of all premiums paid. The amount returned for policies applied for in California is also described in "Examination Offer".





CONDENSED FINANCIAL INFORMATION

Financial  statements  are included in the Statement of Additional  Information.
Following are Unit Values for the Flexible Variable Life Contract for the periods ended December 31.

                                                                                                                   Number of
                                                                Accumulation Unit Value                        Accumulation Units
                                                 ------------------------------------------------------           Outstanding
                                                 Beginning             End         Percentage of Change          End of Period
                                                 of Period          of Period       from Prior Period            (in thousands)
                                                 ---------          ---------      --------------------       -------------------
     Balanced Division
       Year Ended December 31
         1999                                    $29.657             $30.140              1.63%                   128,714
         1998                                     26.698              29.657             11.08                    128,004
         1997                                     22.809              26.698             17.05                    162,831
         1996                                     20.314              22.809             12.28                    190,477
         1995                                     16.427              20.314             23.66                    137,574
         1994                                     16.904              16.427             (2.82)                   109,889
     Bond Division
       Year Ended December 31
         1999                                     23.907              23.114             (3.32)                    78,892
         1998                                     22.367              23.907              6.89                     81,499
         1997                                     20.375              22.367              9.78                     79,771
         1996                                     20.055              20.375              1.60                     80,628
         1995                                     16.539              20.055             21.26                     45,999
         1994                                     17.160              16.539             (3.62)                    30,842
     Capital Value Division
       Year Ended December 31
         1999                                     37.917              36.021             (5.00)                   244,078
         1998                                     33.633              37.917             12.74                    230,405
         1997                                     26.364              33.633             27.57                    257,844
         1996                                     21.508              26.364             22.58                    266,347
         1995                                     16.427              21.508             30.93                    184,750
         1994                                     16.470              16.427             (0.26)                   138,140
     High Yield Division
       Year Ended December 31
         1999                                     21.399              21.613              1.00                     78,154
         1998                                     21.682              21.399             (1.31)                   106,040
         1997                                     19.725              21.682              9.92                     96,497
         1996                                     17.567              19.725             12.28                     67,188
         1995                                     15.246              17.567             15.22                     48,615
         1994                                     15.266              15.246             (0.13)                    16,059
     MidCap Division
       Year Ended December 31
         1999                                     41.050              46.057             12.20                    270,266
         1998                                     39.887              41.050              2.92                    279,181
         1997                                     32.738              39.887             21.84                    358,540
         1996                                     27.234              32.738             20.21                    418,635
         1995                                     21.268              27.234             28.05                    283,791
         1994                                     21.262              21.268              0.03                    178,701
     Money Market Division
       Year Ended December 31
         1999                                     16.404              17.038              3.86                     36,477
         1998                                     15.706              16.404              4.44                     22,133
         1997                                     15.035              15.706              4.46                     31,890
         1996                                     14.417              15.035              4.29                     86,858
         1995                                     13.760              14.417              4.77                     27,948
         1994                                     13.359              13.760              3.00                     45,319


DESCRIPTION OF PRINCIPAL LIFE INSURANCE COMPANY (The "Company")

The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306-9382. It is authorized to transact life and annuity business in all of the United States and the District of Columbia. The Company is a wholly owned subsidiary of Principal Financial Services, Inc.

In 1879, Principal Life Insurance Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place in 1998.

PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT

The Separate Account was established on November 2, 1987, pursuant to a resolution of the Executive Committee of the Board of Directors of the Company. Under Iowa insurance law and regulation the income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to the other income, gains or losses of the Company. The assets of the Separate Account, equal to the reserves and other liabilities arising under the Policies, are not chargeable with liabilities arising out of any other business conducted by the Company. In addition, all income, gains or losses, whether or not realized, and expenses with respect to a Division shall be credited to or charged against such Division without regard to income, gains or losses, or expenses of any other Division. The assets of the Separate Account are held with relation to the Policies described in this Prospectus. The assets of the Separate Account may also, in the future, be derived from other flexible premium and scheduled premium variable life insurance contracts. Also, although the assets maintained in the Separate Account attributable to the Policies will not be charged with any liabilities arising out of any other business conducted by the Company, the reverse is not true. Hence, all obligations arising under Policies, including the promise to make benefit payments, are general corporate obligations of the Company. The Separate Account is organized as a unit investment trust under the Investment Company Act of 1940.

The Company is taxed as a life insurance company under the Tax Reform Act of 1984, as amended. The operations of the Separate Account are part of the total operations of the Company, but are treated separately for accounting and financial statement purposes and are considered separately in computing the Company's tax liability.

The Separate Account is not affected by federal income taxes paid by the Company with respect to its other operations and, under existing federal income tax law, investment income and capital gains attributable to the Separate Account are not taxed. The Company reserves the right to charge the Separate Account with, and create a reserve for, any tax liability which the Company determines may result from maintenance of the Separate Account. To the best of the Company's knowledge there is no current prospect of such liability.


A policyowner directs the Company to allocate premium payments, less premium expense charges, among the Divisions which invest exclusively in shares of corresponding Accounts ("Account" or "Accounts") of the Fund. These Accounts also offer their shares to separate accounts of the Company to fund variable annuity contracts. See "Eligible Purchasers" in the Fund's Prospectus for a discussion of the potential risks associated with "mixed funding."




The following is a brief summary of the investment objectives of each division:


Division           Division Invests In         Investment Advisor                    Investment Objective
--------           -------------------         ------------------                    --------------------
Balanced           Balanced Account            Invista Capital Management, LLC       to generate a total return consisting of
                                               through a sub-advisory agreement      current income and capital appreciation
                                                                                     while assuming reasonable risks in
                                                                                     furtherance of this objective.

Bond               Bond Account                Principal Management Corporation      to provide as high a level of income as is
                                                                                     consistent with preservation of capital and
                                                                                     prudent investment risk.

Capital Value      Capital Value Account       Invista Capital Management, LLC       to provide long-term capital
                                               through a sub-advisory agreement      appreciation and secondarily is growth of
                                                                                     investment income. The Account seeks to
                                                                                     achieve its investment objectives through
                                                                                     the purchase primarily of common stocks,
                                                                                     but the Account may invest in other
                                                                                     securities.

High Yield         High Yield Account          Principal Management Corporation      to seek high current income primarily by
                                                                                     purchasing high yielding, lower or non-rated
                                                                                     fixed income securities which are believed to
                                                                                     not involve undue risk to income or principal.
                                                                                     Capital growth is a secondary objective when
                                                                                     consistent with the objective of high current
                                                                                     income.

MidCap             MidCap Account              Invista Capital Management, LLC       to achieve capital appreciation by
                                               through a sub-advisory agreement      investing primarily in securities of
                                                                                     emerging and other growth-oriented
                                                                                     companies.

Money Market       Money Market Account        Principal Management Corporation      to seek as high a level of current income
                                                                                     available from short-term securities as is
                                                                                     considered consistent with preservation of
                                                                                     principal and maintenance of liquidity by
                                                                                     investing all of its assets in a portfolio of
                                                                                     money market instruments.



PREMIUMS

Purchase Procedures

To apply for a Policy, a completed application, including any required supplements, must be submitted to the Company through the agent or broker selling the Policy. If interim coverage is desired, a payment in at least the required minimum initial premium amount must be submitted with the completed application. The required minimum initial premium amount for any Policy (including a Policy issued on an application submitted without an accompanying payment) is three times the minimum monthly premium shown on the Policy's data pages. The minimum monthly premium is the amount that, if paid, will keep the Policy in force for one month, taking into account the Policy's current monthly deduction and surrender charges. The Company will not issue policies to insure persons over age 75. Applicants for insurance must furnish satisfactory evidence of insurability. Acceptance is subject to the Company's insurance underwriting guidelines and suitability rules and procedures. The Company reserves the right to reject any application or related premium if in the view of the Company, the Company's insurance underwriting guidelines and suitability and procedures are not satisfied. The minimum face amount for a Policy at issue is $25,000. The Company reserves the right to revise its rules from time to time to specify either a higher or a lower minimum face amount.

If a payment in at least the required minimum initial premium amount is submitted with the completed application, then a conditional receipt is given to the applicant, reflecting receipt of the initial payment and outlining any interim coverage in effect until the Company either issues or declines to issue a Policy. Subject to variations by state based on differing state requirements, the terms of the conditional receipt are described in this paragraph. If all of the conditions precedent set forth in the conditional receipt are fulfilled exactly, interim coverage under the conditional receipt will take effect on the date upon which all initial application requirements have been completed. The initial application requirements consist of full completion and signing of the application and all necessary supplements, and any medical exams and tests required by the Company's published rules. The amount of the interim coverage is: the lesser of $1,000,000 or the amount applied for, if the proposed insured is insurable on a standard or more favorable basis; or, the lesser of $100,000 or the amount applied for, if the proposed insured is insurable only on a basis less favorable than standard. Interim coverage provided under the conditional receipt ends on the earliest of: (1) 75 days after the date coverage commenced under the conditional receipt, (2) the date the Company mails the proposed owner a premium refund and notice that the Company will not consider the application on a prepaid basis, (3) the date the Company mails the proposed owner a premium refund and a notice that no Policy will be issued on the application, or (4) the date a Policy is presented to the proposed owner (whether or not accepted by the proposed owner).

Pending receipt of approval by New York of the conditional receipt described above, a different conditional receipt will continue to be used in that state. Under the conditional receipt in use in New York, interim coverage starts on the later of: (1) the date of completion of the application and supplements thereto or (2) the date any required medical exam or other medical tests are completed. However, if all the conditions of the receipt are met except any required medical exam or test, insurance is provided under the conditional receipt not to exceed the maximum amount available based on the Company's underwriting rules without the medical exam or test. The amount of the interim coverage is: the lesser of $1,000,000 or the amount applied for, if the proposed insured is insurable at the Company's Standard rate or at the rate applied for or at a better rate; or, the lesser of $100,000 or the amount applied for, if the proposed insured is insurable only at a higher premium rate than the Company's standard premium rate and the premium rate applied for. Interim coverage provided under the conditional receipt ends on the earlier of: (1) five days after a nonacceptance notice is mailed by the Company to the applicant, (2) the day before the policy date when the Policy is issued as applied for, (3) the date a Policy issued other than as applied for is presented to the applicant for acceptance, or (4) 75 days after the date coverage commenced under the conditional receipt.

Another conditional receipt is used in the state of Kansas. It provides that interim coverage starts on the date on which all initial application requirements are completed. The amount of interim coverage is the lesser of $1,000,000 or the amount applied for, if the proposed insured is insurable on a standard or more favorable basis; or, the lesser of $100,000 or the amount applied for, if the proposed insured is insurable only on a basis less favorable than standard. Interim coverage provided under the conditional receipt ends on the earliest of: (1) the date the Company mails the proposed owner a premium refund and notice that the Company will not consider the application on a prepaid basis, (2) the date the Company mails the proposed owner a premium refund and notice that no policy will be issued on the application, or (3) the date a policy is presented to the proposed owner (whether or not accepted by the proposed owner).

If the Company determines to issue a Policy and has received the required minimum initial premium, the Policy will be given a policy date. The policy date is the date by which both the application and a premium payment in an amount at least equal to the required minimum initial premium for the Policy have been received in the home office of the Company. The Company does not date Policies on the 29th, 30th or 31st day of any month of the year. Policies which would otherwise be dated on these days except for this rule will be dated on the 28th day of the month. The policy date is shown on the Policy's data pages.

Payment Of Premiums

Premiums must be paid to the Company at its home office. There is no fixed schedule of premium payments on a Policy, either as to the amount or timing of the payments, although a minimum premium is required during the first twelve policy months (the "Minimum Required Premium"). A policyowner may determine, within specified limits, the planned periodic premium schedule for the Policy. These limits will be set forth by the Company and will include a minimum initial premium payment. Planned periodic premium schedules may provide for annual, semi-annual, quarterly or monthly withdrawal payments. A "pre-authorized withdrawal" allows the Company to deduct premiums, on a monthly basis, from the policyowner's checking or other financial institution account. The policyowner is not required to pay planned periodic premiums. Failure to make any premium payment will not necessarily result in termination of a Policy provided that (1) any Minimum Required Premium is paid and the Policy's net surrender value equals or exceeds the monthly deduction on the current monthly date or (2) the death benefit guarantee rider is in effect. Likewise, payment of premiums in accordance with the planned periodic premium schedule does not guarantee that the Policy will stay in force if the Policy's net surrender value is not at least equal to the current monthly deduction on the monthly date, unless such premiums meet the death benefit guarantee premium requirement.


The Company will send premium reminder notices in accordance with planned periodic premium schedules. Premium payments may also be made by unscheduled premium payment made to the Company at its home office or by payroll deduction where allowed by law and approved by the Company. During the year ended December 31, 1999 the Company received premium payments totaling $5,180,975.


Premium Limitations

In no event can the total of all premiums paid exceed the current maximum premium limitations required by the Internal Revenue Code in order to qualify a Policy as a life insurance contract. The premium limitations are imposed in order to assure favorable federal income tax treatment of the Policy and its death benefit. If at any time a premium is paid which would result in total premiums exceeding the current maximum premium limitation, the Company will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned and no further premiums will be accepted until allowed by the maximum premium limitations specified in the Internal Revenue Code. No premium payment may be less than $30, except the minimum monthly premium for Policies issued to insure persons ages 0 to 14 may be no less than $15. Premium payments less than the minimum amount will be returned to the policyowner.

It is possible a premium payment could increase a Policy's death benefit by more than it increases the Policy's accumulated value because of the manner in which the Policy's death benefit is calculated. In order to qualify a Policy as a life insurance contract under provisions of the Internal Revenue Code, the death benefit must be at least equal to an applicable percentage of the accumulated value. This percentage starts at 250% for insureds age 40 and under and grades down to 100% for insureds age 95. For example, a hypothetical Policy insuring the life of a 35-year old with an accumulated value of $20,000 must have a death benefit in at least the amount of $50,000 ($20,000 x 250%, the applicable percentage). Suppose a premium is paid that, after deduction of the premium expense charge, increases this hypothetical Policy's accumulated value by $1,000. The Internal Revenue Code test requires that the death benefit for the hypothetical Policy be at least $52,500 ($21,000 x 250%). Hence, if the death benefit before the premium were $50,000, the $1,000 increase in accumulated value would produce a $2,500 increase in the death benefit of this hypothetical Policy. In such a situation where a premium payment increases a Policy's death benefit by more than it increases the Policy's accumulated value, the Company reserves the right to refund the premium payment. Evidence of insurability under the Company's current underwriting rules then in effect may be required before acceptance of any such premium.

Allocation of Premiums

The initial premium payment, less the premium expense charge, is allocated to the Money Market Division of the Separate Account on the later of the policy date or the end of the valuation period during which the first premium is received. Any additional premiums received at the home office of the Company during the first 45 days from the policy date, less premium expense charges, will be allocated to the Money Market Division. On the 46th day from the policy date, accumulated value held in the Money Market Division is automatically transferred to the Divisions of the Separate Account in accordance with the policyowner's direction for allocation of premium payments.

Premium payments received after expiration of the initial 45-day period described above are allocated among the Divisions in accordance with the directions in the application for the Policy. For each Division, the allocation percentage must be zero or a whole number not less than ten. The sum of the percentages for all the Divisions must equal 100. The policyowner may change the allocation of future premium payments among the Divisions without payment of any fee or penalty, at any time, by written request to the Company. Allocation percentages must be approved by the Company. New allocation percentages, once approved by the Company, will be effective as of the date written request was received at the home office of the Company.


Examination Offer ("Free Look" Provision)


The policyowner has a limited right to return the Policy for cancellation and receive a refund in an amount equal to the premiums paid (For policies applied for in the state of California, the amount refunded is determined as set forth below). The request to cancel a Policy must be in writing. The Written Request and the Policy must be personally delivered or mailed (as determined by its postmark) to the home office of the Company or to the agent or broker who sold the Policy before the later of:

o 10 days (30 days for Policies applied for in the state of California by policyowners age 60 or over) after the Policy is received by the policyowner;

o 10 days (30 days for Policies applied for in the state of California by policyowners age 60 or over) after a written notice is delivered or mailed (as determined by its postmark) to the policyowner which tells about the cancellation right; or

o    45 days after the policyowner completes the application.

For Policies applied for in the state of California by persons age 60 or over, the amount refunded is equal to (1) plus (2) plus (3) where:

1. Is the Policy Value as of the date the Company receives the policyowner's Written Request for cancellation; and

2.   Is the Premium Expense Charge(s) deducted from gross premiums; and

3.   Is the Monthly Policy Charge(s) deducted from the Policy Value.

Any increase in face amount will carry its own free look period. If the Company does not approve a requested face amount increase or the policyowner cancels a request for face amount increase that has not yet become effective, the Company will refund to the policyowner any payment submitted with the proposed face amount increase. If on or after the effective date of the increase the policyowner exercises the limited right to cancel the face amount increase, then the Company will refund to the policyowner only that portion of the premiums paid with the adjustment application and during the free look period attributable to the face amount increase, unless directed otherwise by the policyowner. The portion of the premiums paid attributable to the face amount increase is determined by use of the ratio guideline annual premiums for the increase to guideline annual premiums for the Policy. The Company will also reverse the amount of any monthly deduction attributable to the face amount increase and return it to the Policy's accumulated value, unless the policyowner and the Company agree on another method of refund.

The refunded amount will ordinarily be disbursed by the Company to the policyowner within seven days after the request for cancellation is received in the Company's home office. (See "Postponement of Payments.")

Policy Termination


A notice of impending termination of a Policy will be sent if, during the 12 months following the policy date, the sum of the premiums paid is less than the Minimum Required Premium on a monthly date. The Minimum Required Premium on a monthly date is equal to (1) times (2) where:


1.   Is the minimum monthly premium shown on the data page; and

2.   Is one plus the number of completed months since the policy date.

Further, a notice of impending termination of a Policy will be sent if the net surrender value of the Policy is not at least equal to the monthly deduction on the current monthly date, and the death benefit guarantee premium requirement has not been satisfied. (See "Death Benefit Guarantee Rider.")

The grace period begins when a notice of impending termination is mailed to a policyowner. The notice will be sent to the last post office address of the policyowner known to the Company. It will show the minimum payment required to keep the Policy in force. The notice will also show the 61-day period during which the Company will accept the required payment.

If the grace period begins because the sum of the premiums paid is less than the Minimum Required Premium, the minimum payment is the past due Minimum Required Premium, which is:

1.   The Minimum Required Premium due on the next following monthly date.

     LESS

2.   The sum of the premiums paid since the policy date.

If the grace period ends before receipt by the Company of the past due Minimum Required Premium, the Company will pay to the policyowner any remaining value in the Policy which would be the excess of (1) over (2) where:

1. Is the net surrender value on the monthly date at the start of the grace period; and

2.   Is the two monthly deductions applicable during the grace period.

The refunded amount will ordinarily be disbursed by the Company to the policyowner within seven days after the request for cancellation is received in the Company's home office. (See "Postponement of Payments.")

If the grace period begins because the net surrender value is less than the current monthly deduction, the minimum payment is three times the monthly deduction which was due and unpaid. This payment is intended to reimburse the Company for the monthly deductions during the 61-day grace period and provide sufficient accumulated value to pay the monthly deduction for the first monthly date following the grace period. There is no guarantee the amount requested at the beginning of the grace period will be sufficient to actually meet the three monthly deductions as they are processed. Should the Policy's net surrender value not at least equal the monthly deduction on any monthly date, a new 61-day grace period will commence.

The Policy will continue in force through a grace period; but, if the required payment is not received by the Company during the 61-day period, the Policy will terminate as of the monthly date on or immediately preceding the start of the grace period. If the insured dies during a grace period, the policy proceeds will be reduced by the amount of the monthly deduction or deductions due and unpaid at the insured's death, as well as by loans and unpaid loan interest.

 A Policy will also terminate if the policyowner makes a total surrender of the Policy, the death proceeds under the Policy are paid or the maturity proceeds under the Policy are paid. When a Policy terminates for any reason, all policy privileges and rights of the policyowner under the Policy end.

Reinstatement

A policyowner may, however, reinstate a Policy which terminated as a result of insufficient premium payment, subject to certain conditions. A Policy may be reinstated only prior to the maturity date and while the insured is alive. The application for reinstatement must be personally delivered or mailed to the Company at its home office within three years of a Policy's termination. (In some states, the Company is required by law to provide a longer period of time within which a Policy may be reinstated.) Satisfactory proof of insurability based upon the Company's underwriting rules then in effect and payment of a reinstatement premium of at least the greater of (1) an amount that, after deduction of premium expense charges, is sufficient to allow at least three monthly deductions or (2) the past due Minimum Required Premium are required. Payment of monthly deductions for the period of termination is not required. If a policy loan or loan interest was unpaid at the time of termination, the Company will require repayment or reinstatement of the loan and any loan interest before permitting reinstatement of the Policy. Loan interest will not be charged for the period the Policy was terminated. Reinstatement will be effective on the next monthly date following the Company's approval of the reinstatement application. The policy date of the Policy will remain the original policy date and will not be changed at reinstatement, although surrender charges for total surrender following reinstatement will resume at the rate charged at the time of the Policy's termination, as adjusted for the payment of past due premiums, if any. Upon reinstatement of a Policy, all the rights and privileges of the owner are restored.

DEATH BENEFITS AND RIGHTS

Death Proceeds

As long as a Policy remains in force, the Company will, upon proof of the insured's death, pay the death proceeds under the Policy to the named beneficiary in accordance with the designated death benefit option. The death proceeds, determined as of the date of the insured's death, are: the death benefit described below, plus the proceeds from any benefit rider on the insured's life, less any loan and loan interest on the Policy, and less any overdue monthly deductions if the insured died during a grace period. All or part of the death proceeds may be paid in cash or applied under one or more of the benefit options available under the Policy. The Company pays interest on the death proceeds from the date of death until date of payment or until applied under a benefit option. Interest on death proceeds is at a rate the Company determines, but not less than required by state law.

Death Benefit

The Policy provides two death benefit options: Option 1 and Option 2. The policyowner designates the death benefit option in the application. Both Option 1 and Option 2 provide insurance protection combined with the opportunity for increasing accumulated value. Under Option 1, the amount of death benefit remains level (until the accumulated value exceeds certain limits). Under Option 2, the total death benefit increases as the accumulated value increases. Thus, Option 1 emphasizes the growth of accumulated value while Option 2 emphasizes the total available death benefit.

     Option 1
     The death benefit is the greater of the Policy's current face amount or the Policy's accumulated value on the date of death multiplied by the applicable percentage.

     Option 2
     The death benefit is the greater of the Policy's current face amount plus its accumulated value on the date of death or the Policy's accumulated value on that date multiplied by the applicable percentage.

Applicable Percentage

The Policy provides that the death benefit is at least equal to the amount of insurance proceeds required by the Internal Revenue Code to qualify the Policy as a life insurance contract. That death benefit amount is calculated by multiplying the Policy's accumulated value by an applicable percentage set forth in the Internal Revenue Code based on the insured's age. The applicable percentages are:

                        TABLE OF APPLICABLE PERCENTAGES*

(For ages not shown, the applicable percentages shall decrease by a pro rata portion for each full year.)

              Insured's Attained Age                      %
             ----------------------                      ---
                      40 and under                       250
                      45                                 215
                      50                                 185
                      55                                 150
                      60                                 130
                      65                                 120
                      70                                 115
                      75 through 90                      105
                      95                                 100

   * The Company has reserved the right, where allowed by law, to change or delete the applicable percentages as required by amendments to the Internal Revenue Code.

Illustration of Option 1. Assume that the insured's attained age at the time of death is between 20 and 40, that there are no policy loans or loan interest unpaid at the time of death, and that the face amount of the Policy is $25,000.

Under Option 1, because the death benefit will be equal to or greater than 250% of the accumulated value under this illustrative Policy, any time the accumulated value of the Policy exceeds $10,000, the death benefit will exceed the Policy's $25,000 face amount. Each additional dollar added to accumulated value above $10,000 will increase the death benefit by $2.50. Similarly, any time accumulated value exceeds $10,000, each dollar taken out of accumulated value will reduce the death benefit by $2.50. If, for example, the accumulated value is reduced from $12,000 to $10,000 because of charges or negative investment performance, the death benefit will be reduced from $30,000 to $25,000. If, however, at any time in this illustration 250% of the accumulated value is less than $25,000 and no partial surrenders have been made, the death benefit will equal $25,000. A partial surrender causes the face amount to decrease by the amount of the partial surrender and the transaction charge.

Illustration of Option 2. Assume that the insured's attained age at the time of death is between 20 and 40, that there are no policy loans or loan interest unpaid at the time of death, and that the face amount of the Policy is $25,000.

Under Option 2, a Policy with an accumulated value of $5,000 will have a death benefit of $30,000 ($25,000 + $5,000); an accumulated value of $15,000 will yield a death benefit of $40,000 ($25,000 + $15,000). The death benefit under this illustrative Policy, however, must be at least equal to 250% of accumulated value (accumulated value plus 150% of accumulated value). As a result, if the accumulated value of the Policy exceeds $16,667, the death benefit will be greater than the face amount plus accumulated value. Each additional dollar of accumulated value above $16,667 will increase the death benefit by $2.50. A contract on a 40-year old insured that has an accumulated value of $20,000 will provide a death benefit of $50,000 (250% x $20,000). Similarly, any time accumulated value exceeds $16,667, each dollar taken out of accumulated value reduces the death benefit by $2.50. If, for example, the accumulated value is reduced from $20,000 to $17,000 because of partial surrenders, charges, or negative investment performance, the death benefit will be reduced from $50,000 to $42,500. If, however, at any time in this illustration 250% of the accumulated value were less than $25,000 plus accumulated value, the death benefit would be $25,000 plus the accumulated value of the Policy.

The Company guarantees that, so long as the Policy remains in force, the death benefit under either death benefit option will never be less than the current face amount of the Policy. However, the death proceeds payable may be less than the death benefit in the event of policy loans, unpaid loan interest or overdue monthly deductions.

Change in Death Benefit Option

A policyowner may make a written request to change the death benefit option on or after the first anniversary of a Policy. Only two changes in death benefit option are allowed per policy year. There are no charges or fees for changing the death benefit option. Any written request for change in death benefit option must be approved by the Company. The effective date of any change will be the monthly date that coincides with or next follows the day the request for change is approved by the Company. A change in death benefit option will affect future cost of insurance charges.

If the death benefit option is changed from Option 1 to Option 2, the new face amount will be the old face amount decreased by the Policy's accumulated value as determined on the effective date of the change. This change will not be allowed if it will result in a face amount less than the minimum face amount of $25,000. Changing from Option 1 to Option 2 may require evidence of insurability satisfactory to the Company that the insured is insurable for the new death benefit under its underwriting rules then in effect.

If the death benefit option is changed from Option 2 to Option 1, the new face amount will be the old face amount increased by the Policy's accumulated value as determined on the effective date of the change. Changing from Option 2 to Option 1 does not require evidence of insurability.

Adjustment Options

A policyowner may make a written request to increase the face amount of a Policy at any time, so long as the Policy is not in a grace period or monthly deductions are not being waived under a rider. A policyowner may make a written request to decrease the face amount at any time on or after the first Policy anniversary so long as the Policy is not in a grace period or monthly deductions are not being waived under a rider. Any written request for adjustment of face amount must be approved by the Company and is subject to these additional conditions:

1. Any request for an increase in face amount must be applied for by a supplemental application, signed by the insured, and shall be subject to evidence of insurability satisfactory to the Company under its insurance underwriting guidelines and suitability rules and procedures then in effect. The minimum increase in face amount is $5,000. The age of the insured must be 75 or less at the time of the request.

2. A request for a decrease in face amount must be applied for by a supplemental application, signed by the insured, and may not reduce the face amount of the Policy below $25,000.

3. Any increase in face amount will be in a risk classification the Company determines.

4. Any adjustment approved by the Company will become effective on the monthly date that coincides with or next follows the Company's approval of the request.

Any payment submitted with a proposed face amount increase is held initially in the General Account without interest. If the Company approves the adjustment, then on the effective date of the adjustment the amount of the premium payment so held, less the Premium Expense Charge, is allocated among the Divisions in accordance with the policyowner's existing directions for allocation of premium payments. Net premiums paid after an increase in face amount also are allocated among the Divisions in accordance with the policyowner's existing directions for allocation of premium payments.

Any increase in face amount will carry its own free look period and exchange right, which apply only to the increase in face amount, not the entire Policy. The policyowner has a limited right to cancel the face amount increase. The request to cancel a face amount increase must be in writing. The written request and the Policy data pages reflecting the increase must be personally delivered or mailed to the home office of the Company or to the agent or broker who sold the face amount increase before the later of:

o 10 days after Policy data pages reflecting the increase are received by the policyowner;

o 10 days after a written notice is delivered to the policyowner which tells about the cancellation of face amount increase right; or

o 45 days after the policyowner completes the application for the face amount increase.

If the Company does not approve a requested face amount increase or the policyowner cancels a request for face amount increase that has not yet become effective, the Company will refund to the policyowner any payment submitted with the proposed face amount increase. If on or after the effective date of the increase the policyowner exercises the limited right to cancel the face amount increase, then the Company will refund to the policyowner only that portion of the premiums paid with the adjustment application and during the free look period attributable to the face amount increase, unless directed otherwise by the policyowner. Any amount to be refunded will ordinarily be disbursed by the Company to the policyowner within seven days after the request for cancellation of the face amount increase is received in the Company's home office or the request for face amount is disapproved by the Company. (See "Postponement of Payments.") The Company will also reverse the amount of any monthly deduction attributable to the face amount increase and return it to the Policy's accumulated value unless the policyowner and the Company agree on another method of refund.



POLICY VALUES

Calculation of Accumulated Value

The Policy's accumulated value is equal to the total of its investment account values and any amounts in the Policy's loan account. An investment account is established for each Division of the Separate Account, representing the interest of the Policy for such Division. A Policy's investment account value for each Division is equal to the number of units in that investment account multiplied by the Division's unit value.

When an amount is allocated or transferred to a Division, units are credited to the appropriate investment account. When an amount is deducted or transferred from a Division, units of the appropriate investment account are cancelled. The number of units and fractional units credited or cancelled is equal to the dollar amount of the transaction divided by the unit value of the Division for the valuation period when the transaction occurs. The unit value of each Division is determined on each valuation date. The number of units credited or cancelled will not change because of subsequent changes in unit value. The dollar value of each Division's units will vary depending upon the investment performance of the corresponding mutual fund.

Units

On the later of the policy date or the end of the valuation period during which the first premium is received, the number of units in an investment account equals: (1) the first net premium allocated to that Division; less (2) the monthly deduction withdrawn from that Division for the first policy month; divided by (3) the unit value for that Division on that valuation date. At the end of each valuation period thereafter, the number of units in an investment account equals (1) plus (2) plus (3) less (4) less (5) less (6) where:

(1)  is units in the investment account on the previous valuation date;

(2) is units credited to the investment account when any additional net premium is allocated to the Division during the current valuation period;

(3) is units credited for transfers from another Division or from the loan account during the current valuation period;

(4) is units cancelled for transfers to another Division, transaction charges, or transfers to the loan account to secure a policy loan during the current valuation period;

(5) is units cancelled for partial surrenders and transaction charges during the current valuation period; and

(6) is units cancelled to pay the monthly deduction from the Division whenever a valuation period includes a monthly date.

Unit Values


The unit value of a Division on any valuation  date is calculated by multiplying
(1) by (2) where:


(1)  is the Division's unit value on the previous valuation date; and

(2)  is the net investment factor for the current valuation period.

The unit value of each Division's units on any day other than a valuation date is the unit value as of the next valuation date.

Net Investment Factor

The net investment factor measures the investment performance of each Division and is used to determine changes in unit value from one valuation period to the next valuation period. The net investment factor for a valuation period is equal to:

 1.  The quotient obtained by dividing:


     a. the net asset value of a share of the underlying mutual fund as of the end of such valuation period, plus the per share amount of any dividend or other distribution made by that mutual fund during such valuation period (less any amount charged against the Division for taxes or any amount set aside during the valuation period by the Company to provide for taxes attributable to the operation or maintenance of that Division); by


     b. the net asset value of a share of that Account as of the end of the immediately preceding valuation period;

     LESS

2. a current mortality and expense risks charge of .0020548% on a daily basis (.75% on an annual basis) for the number of days within such valuation period. The mortality and expense risks charge is guaranteed not to exceed .0024658% on a daily basis (.90% on an annual basis).

The amount of any taxes charged against a Division or set aside and the amount derived from the mortality and expense risks charge will be accrued daily and will be transferred from the Separate Account to the general account of the Company at the discretion of the Company.


When an investment owned by the underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of the underlying mutual fund increases, the unit value of the corresponding Division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units that a policyowner owns in an Investment Account.


Valuations in Connection with a Policy

All valuations in connection with a Policy, i.e., determining units to be credited or cancelled with respect to investment accounts, determining net surrender value, and calculation of the death benefit on the insured's death, will be made on the date of the transaction or on the date of the insured's death, if applicable, if such date is a valuation date. Otherwise, such determination will be made on the next succeeding day which is a valuation date for the Policy.

Transfers

Accumulated value may be transferred among the Divisions. The total amount transferred each time must be at least $250 unless a lesser amount constitutes the Policy's entire accumulated value in a Division. The effective date of a transfer is the date the request is received at the home office of the Company. All transfers with the same effective date count as one transfer. Four transfers may be made in any one year without charge to the policyowner. Thereafter, a transaction charge of $25 is imposed to cover administrative costs for each transfer. The transaction charge is deducted on a prorated basis from the Divisions from which accumulated value is transferred, unless the policyowner directs the Company to deduct the transaction charge from only one Division. The transaction charge is deducted from the affected Divisions before accumulated value held in those Divisions is transferred. If the transfer of a Policy's entire accumulated value in a Division is requested, the amount transferred will be the Policy's accumulated value in the Division, less any transaction charge.

Policy Loans

So long as a Policy remains in effect and the Policy has loan value, a policyowner may borrow money from the Company using the Policy as the only security for the loan. A Policy's loan value, which is the maximum amount that may be borrowed, is (1) minus (2) where: (1) is 90% of the Policy's surrender value and (2) is any outstanding policy loans and unpaid loan interest. The loan value is determined as of the loan date. The loan date is the date a loan request is processed at the home office of the Company.

The minimum amount of any policy loan is $500. Proceeds of policy loans ordinarily will be disbursed within seven days from the date of receipt of a written request at the Company's home office. (See "Postponement of Payments.")

When a policy loan is made, a portion of the Policy's accumulated value equal to the amount of the loan is transferred to the loan account from the Divisions in the proportion requested by the policyowner. If no request for allocation of the loaned amount is made by the policyowner, the loan amount will be withdrawn from the Divisions in the same proportion as was the most recent monthly deduction. Any loan interest that is due and unpaid will be transferred in the same manner. Accumulated value in the loan account will accrue interest daily at an effective annual rate of six percent. Such interest will be transferred to the Separate Account and allocated on the policy anniversary to the Divisions in the proportion currently designated by a policyowner for the allocation of premium payments. A Policy's loan account is part of the Company's general account.

The Company charges interest on policy loans. Interest accrues daily at an effective annual rate of eight percent. Interest is due and payable at the end of the policy year. Any interest not paid when due is added to the loan principal and bears interest at the rate of eight percent. Adding unpaid interest to the loan principal will cause additional amounts to be withdrawn from the Divisions in the same manner as described above for loans. Amounts withdrawn from the Divisions for unpaid loan interest will be transferred to the loan account.

Unpaid policy loans and loan interest reduce the Policy's net surrender value and may cause it to be less than the monthly deduction on a monthly date. If on any monthly date the net surrender value is not sufficient to pay the monthly deduction, the 61-day grace period provision will apply. (See "Policy Termination.")

So long as a Policy remains in force, policy loans and loan interest may be repaid in whole or in part at any time during the insured's life. The minimum loan repayment amount is $30. If the policyowner does not designate a payment as a premium payment or if the Company cannot identify it as a premium payment, the Company will apply the payment received as a loan repayment. Accumulated value in the loan account equal to the loan repayment will be transferred to the Divisions in the proportion currently designated by a policyowner for the allocation of premium payments. Any policy loan, whether repaid or not, is likely to have a permanent effect on the Policy's accumulated value. Accumulated value held in the Policy's loan account will earn interest at an effective annual fixed rate of six percent. If the policy loan had not been made, that accumulated value would have reflected the investment experience of the chosen Division or Divisions. Any policy loans and loan interest are subtracted from life insurance proceeds payable at the insured's death, from surrender value upon total surrender or termination of a Policy when a grace period expires without sufficient premium payment, and from accumulated value payable at maturity.

Surrender

A Policy has a surrender value and a net surrender value. The surrender value of a Policy is its accumulated value less the surrender charge. The net surrender value of a Policy is its surrender value less any loans and loan interest.

So long as the Policy is in effect, a policyowner may elect to surrender the Policy and receive its net surrender value as of the date the Company receives the policyowner's written request at its home office. After the first policy anniversary and so long as a Policy is in effect, a policyowner may request a partial surrender of the accumulated value of the Policy, but no more than two times per policy year. The minimum amount of a partial surrender is $500 and the maximum amount of any one partial surrender is 50% of the Policy's net surrender value at the time written request for partial surrender is received at the Company's home office. A transaction charge of the lesser of $25 or two percent of the amount surrendered is imposed on each partial surrender, which is intended to cover the administrative costs of processing the partial surrender. There is no surrender charge assessed upon a partial surrender. The Policy's accumulated value reduces by the amount of the partial surrender plus the amount of the transaction charge. If the Option 1 death benefit is in effect at the time of a partial surrender, then the Policy's face amount also reduces by the amount of the partial surrender and the transaction charge.

A policyowner may designate the amount of the partial surrender to be withdrawn from each of the Divisions. If no designation is made, the amount of the partial surrender will be withdrawn from the Divisions in the same proportion as the most recent monthly deduction. The transaction charge is deducted on a prorated basis from the Divisions from which accumulated value is surrendered unless the policyowner directs the Company to deduct the transaction charge from only one Division.

A surrender charge is imposed upon total surrender of a Policy which occurs at any time within the first ten years after the policy date. In addition, if total surrender of a Policy occurs at any time within the first ten years after the adjustment date of a face amount increase, a surrender charge attributable to the face amount increase will be imposed. (See "Surrender Charge.") The surrender charge will be waived if the Policy is surrendered in connection with an exchange offer for another policy issued by the Company. Proceeds from partial or total surrender of a Policy will ordinarily be disbursed within seven days from the date of receipt of a written request at the Company's home office. (See "Postponement of Payments.")

CHARGES AND DEDUCTIONS

The Company will make certain charges and deductions to support the operation of the Policy and the Separate Account. Some charges will be deducted from premium payments as received, some charges will be deducted from the Policy's accumulated value on a monthly basis, some charges will be deducted on a daily basis from the value of the Separate Account, and other charges will be deducted from the Policy's accumulated value upon total surrender or termination of a Policy. In addition, there are fees for the administrative costs involved in processing certain transfers and all partial surrenders of accumulated value.

Premium Expense Charge


Upon receipt of each premium payment, the Company deducts a premium expense charge. The premium expense charge includes a 5% of premium sales load and a premium tax charge of 2%. For the year ended December 31, 1999, the Company collected $263,420 in premium expense charges and $105,368 in premium tax charges. In addition, a sales load of up to a maximum of 25% of the minimum first year premium may be imposed as a part of a surrender charge upon total surrender or termination of a Policy for insufficient value. Sales loads, including the sales load portion of the surrender charge more fully described below, are intended to compensate the Company for distribution expenses including registered representatives' commissions, the printing of prospectuses and sales literature, and advertising. The sales loads imposed in any policy year are not necessarily related to actual distribution expenses incurred in that year. Instead, the Company expects to incur the majority of distribution expenses in the early years of a Policy and to recover any deficiency over the life of a Policy. To the extent distribution expenses exceed sales loads (including the sales load portion of surrender charges, if any) in any year, the Company will pay them from its other assets or surplus in its general account, which includes amounts derived from mortality and expense risks charges and from mortality gains.


The premium tax charge portion of the premium expense charge is deducted to cover premium taxes imposed against the Company by governmental entities. The premium tax charge, which cannot be changed, is not expected to exceed the premium taxes charged to the Company.

No reduction in the charge is made to reflect the fact that in some states the Company may pay state income taxes in lieu of a portion of the premium tax liability for that state.

Monthly Deduction


On each monthly date, the Company will deduct from the accumulated value of a Policy an amount to cover certain charges and expenses incurred in connection with the Policy. The monthly deduction consists of a monthly administration charge, a charge for the cost of insurance and a charge for any optional benefits added by rider. During the year ended December 31, 1999 administrative and cost of insurance charges totaled $2,169,005.


The current monthly administration charge for a Policy is $4.75 per month and is guaranteed never to exceed $5.00 per month. The Policy also provides for a contingent deferred administration charge which is a part of the surrender charge imposed upon total surrender or termination of a Policy when a grace period expires without sufficient premium payment. The monthly administration charge and the deferred administration charge reimburse the Company for the recurring administrative expenses related to the Policy and the Separate Account. These expenses are expenses other than sales expenses and include, for example, the cost of processing applications, conducting medical examinations, determining insurability, establishing policy records, premium reminders and collection, record keeping, processing death benefit claims and policy changes, reporting, and overhead costs. The Company does not expect to recover from the administration charges any amount above its accumulated expenses associated with the Policies and the Separate Account.

The monthly cost of insurance charge is calculated as (1) multiplied by the result of (2) minus (3) where:

(1)  is the cost of insurance rate as described below divided by 1,000;

(2)  is the death benefit at the beginning of the policy month; and

(3)  is the accumulated value at the beginning of the policy month.

The cost of insurance rate is based on the sex, attained age and risk classification of the insured under the Policy. (For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the cost of insurance is not based on the sex of the insured.) The rate will be determined by the Company based upon its expectations as to future mortality experience, but the rate will never exceed the rate shown in the Table of Monthly Guaranteed Cost of Insurance Rates set forth in the Policy. These guaranteed maximum rates are based on the 1980 Smoker and Nonsmoker Commissioners Standard Ordinary Mortality Tables. The table used will be male or female according to the sex of the insured (where allowed by law). Any change in current cost of insurance rates will apply to all individuals of the same age, sex and risk classification of the insured. However, different maximum cost of insurance rates may apply to any face amount increases under a Policy.

The monthly deduction is made only from the Policy's accumulated value held in the Divisions of the Separate Account. No deduction is made from any accumulated value of the Policy held in the Company's general account for the purpose of securing policy loans. The amount deducted from each Division will be in accordance with policyowner instruction on the application for the Policy. The policyowner's choice of monthly deduction allocation percentages may be: (1) the same as the allocation percentages for premiums, (2) on a prorated basis or (3) any other method of allocation agreed upon by the policyowner and the Company. For each Division, the allocation percentages must be zero or a whole number not less than ten nor greater than 100. The allocation percentages chosen by the policyowner must total 100. Requests for changes in allocation percentages are effective on the next monthly date following approval by the Company. If following the policyowner's instruction as to allocation of monthly deductions would not be possible on any monthly date due to insufficient accumulated value of the Policy in an affected Division, deductions will be allocated on a prorated basis.

Mortality and Expense Risks Charge


The Company will assess a charge on a daily basis against each Division equal to
 .75% (on an annual basis) of the value of the Division to compensate the Company for its assumption of certain mortality and expense risks in connection with the Policy. Specifically, the Company bears the risk that the costs of death benefits under the Policies will be greater than anticipated. The Company also assumes the risk that the actual cost incurred by it to administer the Policies will not be covered by charges assessed under the Policies. This charge is guaranteed never to exceed .90% on an annual basis of the assets of each Division. During the year ended December 31, 1999 mortality and expense risk charges totaled $214,381.


Transaction Charge

A transaction charge of the lesser of $25 or 2% of the amount being surrendered is imposed on each partial surrender of accumulated value. A transaction charge of $25 is imposed on each transfer of accumulated value among Divisions exceeding four per policy year. All transfers with the same effective date count as one transfer.

Surrender Charge

During the first ten policy years, the Company will assess a surrender charge upon total surrender of a Policy or termination of a Policy when a grace period expires without sufficient premium payment. The amount of the charge assessed per $1,000 of face amount depends upon the sex (where allowed by law) and attained age of the insured on the policy date and how long the Policy has been in force. In addition, the Company will assess a surrender charge upon surrender or termination of a Policy for insufficient premium payment which occurs during the first ten policy years after the adjustment date for a face amount increase. The amount of the surrender charge assessed per $1,000 of net increase in face amount depends upon the sex (where allowed by law) and attained age of the insured on the adjustment date and how long the increase has been in force. (For Policies issued in states requiring unisex pricing or in connection with employment related insurance and benefit plans, the surrender charge is not based on the sex of the insured.) Thus, surrender of a Policy or termination of a Policy for insufficient value within the first ten policy years and within ten years after the adjustment date of a face amount increase will result in assessment of a composite surrender charge representing the charge imposed on the initial face amount and the charge imposed on the face amount increase. The surrender charge builds up on a monthly basis during the first policy year (and during the first year after a face amount increase), remains level to the end of the third policy year (and to the end of the third year after a face amount increase) and grades down gradually each year thereafter to zero in the tenth policy year (and in the tenth year after a face amount increase). Surrender charges do not decrease when the face amount of a Policy is decreased. No additional surrender charges apply when the death benefit under a Policy is changed from Option 2 to Option 1.

The surrender charge is comprised of two parts: A contingent deferred sales charge and a contingent deferred administration charge. The contingent deferred sales charge portion of the surrender charge is assessed to recover sales expenses and is in addition to the 5% sales charge which is deducted when premium payments are made. The contingent deferred sales charge will not exceed 25% of this minimum first year premium.

The contingent deferred administration charge portion of the surrender charge is intended to reimburse the Company for administrative expenses associated with the Policy and the Separate Account and is in addition to the monthly administration charge for a Policy. The surrender charge is a contingent charge and will never be assessed if total surrender of a Policy or termination of a Policy for insufficient value does not occur within the first ten policy years or within ten years of the adjustment date for a face amount increase.


During the year ended December 31, 1999 the Company received surrender charges totaling $149,159.


                FIRST YEAR CONTINGENT DEFERRED SURRENDER CHARGES
                            per $1000 of Face Amount
                                   Male Lives
  Issue           Adm.             Sales             Total               Issue             Adm.             Sales            Total
   Age           Charge            Load              Charge               Age             Charge            Load             Charge
  -----          ------            ----              ------              ----             ------            -----            ------
    0             0.43             0.89               1.32                40               2.31              1.71             4.02
    1             0.69             0.63               1.32                41               2.38              1.81             4.19
    2             0.72             0.62               1.34                42               2.47              1.91             4.38
    3             0.74             0.62               1.36                43               2.56              2.02             4.58
    4             0.77             0.62               1.39                44               2.65              2.14             4.79
    5             0.80             0.61               1.41                45               2.74              2.27             5.01
    6             0.84             0.60               1.44                46               2.86              2.39             5.25
    7             0.87             0.60               1.47                47               3.00              2.50             5.50
    8             0.91             0.60               1.51                48               3.14              2.63             5.77
    9             0.93             0.61               1.54                49               3.30              2.76             6.06

   10             0.96             0.62               1.58                50               3.46              2.90             6.36
   11             0.97             0.65               1.62                51               3.63              3.06             6.69
   12             0.97             0.69               1.66                52               3.81              3.23             7.04
   13             0.96             0.74               1.70                53               4.01              3.40             7.41
   14             0.95             0.80               1.75                54               4.22              3.58             7.80
   15             0.93             0.86               1.79                55               4.44              3.78             8.22
   16             0.92             0.91               1.83                56               4.69              3.98             8.67
   17             0.91             0.96               1.87                57               4.97              4.18             9.15
   18             0.92             1.00               1.92                58               5.26              4.40             9.66
   19             0.93             1.03               1.96                59               5.55              4.66            10.21

   20             1.02             0.99               2.01                60               5.82              4.98            10.80
   21             1.07             0.99               2.06                61               6.05              5.37            11.42
   22             1.11             1.00               2.11                62               6.27              5.83            12.10
   23             1.16             1.01               2.17                63               6.48              6.34            12.82
   24             1.22             1.01               2.23                64               6.70              6.89            13.59
   25             1.28             1.02               2.30                65               6.95              7.47            14.42
   26             1.34             1.03               2.37                66               7.24              8.07            15.31
   27             1.41             1.04               2.45                67               7.55              8.71            16.26
   28             1.47             1.06               2.53                68               7.88              9.40            17.28
   29             1.53             1.09               2.62                69               8.22             10.16            18.38

   30             1.60             1.11               2.71                70               8.59             10.98            19.57
   31             1.66             1.15               2.81                71               8.98             11.87            20.85
   32             1.73             1.19               2.92                72               9.41             12.83            22.24
   33             1.80             1.23               3.03                73               9.83             13.88            23.71
   34             1.87             1.28               3.15                74               10.23            15.06            25.29
   35             1.93             1.34               3.27                75               10.58            16.38            26.96
   36             2.01             1.40               3.41
   37             2.08             1.47               3.55
   38             2.15             1.54               3.69
   39             2.23             1.62               3.85

                FIRST YEAR CONTINGENT DEFERRED SURRENDER CHARGES
                            per $1000 of Face Amount
                                  Female Lives
  Issue           Adm.             Sales             Total               Issue             Adm.             Sales            Total
   Age           Charge            Load              Charge               Age             Charge            Load             Charge
  -----          ------            ----              ------              ----             ------            -----            ------
    0             0.44             0.76               1.20                40               1.97              1.52             3.49
    1             0.66             0.54               1.20                41               2.03              1.60             3.63
    2             0.68             0.54               1.22                42               2.09              1.69             3.78
    3             0.70             0.54               1.24                43               2.15              1.78             3.93
    4             0.72             0.54               1.26                44               2.23              1.87             4.10
    5             0.74             0.54               1.28                45               2.30              1.98             4.28
    6             0.77             0.54               1.31                46               2.40              2.06             4.46
    7             0.79             0.54               1.33                47               2.51              2.15             4.66
    8             0.82             0.54               1.36                48               2.63              2.23             4.86
    9             0.84             0.54               1.38                49               2.74              2.34             5.08
   10             0.85             0.56               1.41                50               2.87              2.44             5.31
   11             0.88             0.57               1.45                51               3.00              2.56             5.56
   12             0.89             0.59               1.48                52               3.15              2.67             5.82
   13             0.90             0.61               1.51                53               3.32              2.78             6.10
   14             0.92             0.63               1.55                54               3.50              2.90             6.40
   15             0.93             0.66               1.59                55               3.67              3.04             6.71
   16             0.94             0.68               1.62                56               3.88              3.17             7.05
   17             0.96             0.70               1.66                57               4.10              3.30             7.40
   18             0.99             0.72               1.71                58               4.33              3.46             7.79
   19             1.01             0.74               1.75                59               4.62              3.58             8.20
   20             1.05             0.75               1.80                60               4.90              3.74             8.64
   21             1.07             0.77               1.84                61               5.16              3.97             9.13
   22             1.11             0.78               1.89                62               5.41              4.23             9.64
   23             1.15             0.80               1.95                63               5.64              4.56            10.20
   24             1.18             0.82               2.00                64               5.86              4.94            10.80
   25             1.22             0.84               2.06                65               6.11              5.32            11.43
   26             1.26             0.87               2.13                66               6.39              5.73            12.12
   27             1.30             0.90               2.20                67               6.70              6.16            12.86
   28             1.35             0.92               2.27                68               7.06              6.61            13.67
   29             1.39             0.95               2.34                69               7.47              7.07            14.54
   30             1.44             0.98               2.42                70               7.97              7.53            15.50
   31             1.49             1.01               2.50                71               8.45              8.10            16.55
   32             1.54             1.05               2.59                72               8.93              8.77            17.70
   33             1.59             1.09               2.68                73               9.44              9.50            18.94
   34             1.65             1.13               2.78                74               9.94             10.35            20.29
   35             1.71             1.17               2.88                75               10.33            11.42            21.75
   36             1.76             1.23               2.99
   37             1.81             1.30               3.11
   38             1.87             1.36               3.23
   39             1.92             1.44               3.36

                FIRST YEAR CONTINGENT DEFERRED SURRENDER CHARGES
                            per $1000 of Face Amount
                                  Unisex Lives
  Issue           Adm.             Sales             Total               Issue             Adm.             Sales            Total
   Age           Charge            Load              Charge               Age             Charge            Load             Charge
  -----          ------            ----              ------              ----             ------            -----            ------
    0             0.43             0.87               1.30                40               2.26              1.69             3.95
    1             0.69             0.61               1.30                41               2.34              1.78             4.12
    2             0.72             0.60               1.32                42               2.42              1.88             4.30
    3             0.74             0.60               1.34                43               2.51              1.99             4.50
    4             0.77             0.60               1.37                44               2.60              2.10             4.70
    5             0.79             0.60               1.39                45               2.69              2.23             4.92
    6             0.83             0.59               1.42                46               2.80              2.35             5.15
    7             0.86             0.59               1.45                47               2.93              2.46             5.39
    8             0.90             0.59               1.49                48               3.07              2.58             5.65
    9             0.92             0.60               1.52                49               3.22              2.71             5.93

   10             0.95             0.61               1.56                50               3.38              2.84             6.22
   11             0.96             0.64               1.60                51               3.55              2.99             6.54
   12             0.97             0.67               1.64                52               3.73              3.15             6.88
   13             0.96             0.72               1.68                53               3.92              3.32             7.24
   14             0.95             0.77               1.72                54               4.12              3.50             7.62
   15             0.94             0.82               1.76                55               4.33              3.69             8.02
   16             0.93             0.87               1.80                56               4.58              3.88             8.46
   17             0.93             0.91               1.84                57               4.85              4.07             8.92
   18             0.94             0.95               1.89                58               5.14              4.28             9.42
   19             0.96             0.97               1.93                59               5.43              4.52             9.95

   20             1.04             0.94               1.98                60               5.70              4.82            10.52
   21             1.08             0.95               2.03                61               5.93              5.19            11.12
   22             1.12             0.96               2.08                62               6.16              5.62            11.78
   23             1.17             0.97               2.14                63               6.37              6.11            12.48
   24             1.22             0.98               2.20                64               6.59              6.64            13.23
   25             1.28             0.99               2.27                65               6.84              7.19            14.03
   26             1.34             1.00               2.34                66               7.13              7.77            14.90
   27             1.40             1.02               2.42                67               7.44              8.38            15.82
   28             1.46             1.04               2.50                68               7.77              9.04            16.81
   29             1.52             1.06               2.58                69               8.13              9.75            17.88

   30             1.58             1.09               2.67                70               8.51             10.53            19.04
   31             1.64             1.13               2.77                71               8.91             11.38            20.29
   32             1.71             1.17               2.88                72               9.34             12.31            21.65
   33             1.77             1.21               2.98                73               9.78             13.31            23.09
   34             1.84             1.26               3.10                74               10.20            14.44            24.64
   35             1.91             1.31               3.22                75               10.55            15.73            26.28
   36             1.98             1.38               3.36
   37             2.05             1.44               3.49
   38             2.11             1.52               3.63
   39             2.19             1.60               3.79

The percentage of the first year surrender charges shown above remaining in each policy year thereafter is:

                                         Percentage of First Year
               Policy Year                  Surrender Charges Remaining
               -----------               ------------------------------
                    2                              100.0%
                    3                              100.0%
                    4                               87.5%
                    5                               75.0%
                    6                               62.5%
                    7                               50.0%
                    8                               37.5%
                    9                               25.0%
                   10                               12.5%
                   11+                               0.0%

If the face amount of a Policy is increased, surrender charges apply to the net increase in face amount as though a new Policy had been issued for an amount equal to net increase, based on the tables set out above. The net increase in face amount is equal to the increase in face amount less earlier decreases in face amount not offset against an earlier increase in face amount. The Minimum Required Premium following a requested face amount increase will be shown on the Policy data pages issued to reflect the adjustment.

Surrender charges following a Policy's reinstatement commence at the rate in effect at the time of the Policy's termination.

Other Charges


Shares of the underlying mutual funds are purchased by the corresponding Divisions at net asset value. The net asset value reflects the investment management fees and corporate operating expenses already deducted from the assets of the underlying mutual fund.


The Company reserves the right to charge the assets of each Division of the Separate Account to provide for any income taxes payable by the Company on the assets of such Divisions.

Special Plans

Where allowed by law, the Company may reduce or eliminate certain charges for Policies issued under special circumstances that result in lower expenses to the Company. For example, special circumstances may exist in connection with group arrangements, including employer or employee organization sponsored plans, and with regard to Policies issued to persons owning other policies issued by the Company or its subsidiaries. The amount of any reduction, the charges to be reduced, and the criteria for applying a reduction will reflect the reduced sales effort, costs and differing mortality experience appropriate to the circumstances giving rise to the reduction. The charges will be reduced in accordance with the Company's practice in effect when the Policy is issued. Reductions will not be unfairly discriminatory against any person, including the purchasers to whom the reduction applies and all other owners of the Policies.

OTHER MATTERS

Voting Rights


The  Company  shall vote mutual  fund  shares  held in the  Separate  Account at
regular  and  special   meetings  of   shareholders,   but  will  follow  voting
instructions received from persons having the voting interest in such mutual fund shares.

The policyowner has the voting interest under a Policy. The policyowner shall have one vote for each $100 of accumulated value in the Divisions, with fractional votes allocated for amounts less than $100. The number of votes on which the policyowner has the right to instruct will be determined as of the date established by the underlying mutual fund for determining shareholders eligible to vote at the meeting of the mutual fund. Voting instructions will be solicited by written communications prior to such meetings in accordance with procedures established by the mutual fund. The Company will vote other mutual fund shares held by the Separate Account, including those for which no instructions are received in the same proportion as it votes shares for which it has received instructions. All mutual fund shares held in the general account of the Company will be voted in proportion to instructions that are received with respect to participating contracts.

If the Company determines pursuant to applicable law that mutual fund shares held in the Separate Account need not be voted pursuant to instructions received from persons otherwise having the voting interest as provided above, then the Company may vote mutual fund shares held in the Separate Account in its own right.

The Company may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment objective of the mutual fund, or disapprove an investment advisory contract of the mutual fund. In addition, the Company may disregard voting instructions in favor of changes initiated by a policyowner in the investment policy or the investment advisor of the mutual fund if the Company reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or the Company determines that the change would be inconsistent with the investment objectives of the mutual fund or would result in the purchase of securities for the mutual fund which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by the Company or any affiliates of the Company which have similar investment objectives. In the event that the Company does disregard voting instructions, a summary of that action and the reason for such actions will be included in the next semi-annual report to policyowners.


Statement of Value

The Company will mail an annual statement to the policyowner after the end of each policy year until the policy terminates. The statement will show:

1.   the current death benefit;
2.   the current accumulated and surrender values;
3.   all premiums paid since the last statement;
4.   all charges since the last statement;
5.   any policy loans and loan interest;
6.   any partial surrenders since the last statement;
7.   the number of units and unit value;
8.   the total value of each of the policyowner's investment accounts; and
9.   any investment gain or loss since the last statement.

Any policyowner may request at any time a current statement of account values, transactions and activities by telephoning 1-800-247-9988.

The Company will also send to the policyowner the reports required by the Investment Company Act of 1940.

Service Available by Telephone


Policyowners may preauthorize the following telephone transactions: 1) transfers between divisions; 2) change in premium allocation percentages; 3) change in monthly deduction percentages; and 4) policy loans (Policy loan proceeds will be mailed only to the policyowner's address of record.) The policyowner may preauthorize the above transactions by submitting a form provided by the Company. Policyowners may exercise the telephone transactions privilege by telephoning 1-800-247-9988. Telephone transfer requests must be received by the close of normal trading of the New York Stock Exchange to be effective that day. Requests made after that time or on a day when the Company is not open for business will be effective the next business day.


Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction requests, the right is reserved to refuse to accept telephone requests when in the opinion of the Company it seems prudent to do so. The policyowner bears the risk of loss caused by fraudulent telephone instructions the Company reasonably believes to be genuine. The Company will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Company may be liable for losses due to unauthorized or fraudulent transactions. Such identification information includes recording all telephone instructions, requesting personal information such as the caller's name, daytime telephone number, social security number and/or birthdate and sending a written confirmation of the transaction to the policyowner's address of record. Policyowners may obtain additional information and assistance by telephoning the toll free number. The Company may modify or terminate telephone transfer procedures at any time.

You may obtain  contract  information  from our Direct Dial system  between 7:00
a.m. and 9:00 p.m., Central Time, Monday through Saturday. Through this automated telephone system, you can obtain information about unit values and contract values, initiate certain changes to your contract, change your Personal Identification Number (PIN), or speak directly to a customer service representative. The telephone number is 1-800-247-9988. As with other telephone services, instructions received via our Direct Dial system will be binding on all contractowners.

GENERAL PROVISIONS

Addition, Deletion or Substitution of Investments


The Company reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares held by any Division or which any Division may purchase. If shares of any mutual fund should no longer be available for investment or if, in the judgment of the Company's management, further investment in shares of any mutual fund should become inappropriate in view of the purposes of the Policy, the Company may substitute shares of any other investment company for shares already purchased, or to be purchased in the near future under the Policies. No substitution of securities will take place without notice to policyowners and without prior approval of the Securities and Exchange Commission, to the extent required by the Investment Company Act of 1940.


The investment policy of the Separate Account will not be materially changed unless a statement of the change is filed with and not disapproved by the Insurance Commissioner of the State of Iowa and the Superintendent of Insurance of the State of New York, if required. Whether a change in investment policy is material will be determined in conjunction with the appropriate state insurance commissioner(s). The policyowner will be notified of any material investment policy change. The policyowner may then change allocation percentages and transfer any value in an affected Division to another Division without charge. In the alternative, the policyowner may exchange the Policy for a fixed-benefit, flexible premium life insurance policy offered by the Company for this purpose. The policyowner may exercise this exchange privilege until the later of 60 days after (i) the effective date of such change, or (ii) the receipt of a notice of the options available. The face amount of the new policy will be the death benefit of the Policy on the date of exchange.


Each mutual fund is subject to certain investment restrictions which may not be changed without the approval of the majority of the outstanding voting securities of such fund. See the accompanying prospectuses for the mutual funds.


Optional Insurance Benefits

Subject to certain requirements and approval by state insurance departments, one or more supplementary benefits may be added to a Policy, including those providing term insurance options, providing accidental death coverage, waiving monthly deductions upon disability, accelerating benefits in the event of terminal illness, providing cost of living increases in benefits, providing a death benefit guarantee described below, providing a guaranteed increase option and, in the case of business-owned Policies, permitting a change of the life insured and providing enhanced policy values in the early years of a Policy. More detailed information concerning supplementary benefits may be obtained from an authorized agent of the Company. The cost, if any, of any optional insurance benefits will be deducted as part of the monthly deduction.

Death Benefit Guarantee Rider

The death benefit guarantee rider provides that if the death benefit guarantee premium requirement is satisfied the Policy will not enter its grace period even if the net surrender value is insufficient to cover the monthly deduction on a monthly date. This rider is automatically made a part of all Policies at no premium. The death benefit guarantee premium requirement is satisfied if the sum of all premiums paid less any partial surrenders and any policy loans and unpaid loan interest equals or exceeds the sum of the monthly death benefit guarantee premiums applicable to date plus the next monthly death benefit guarantee premium. The death benefit guarantee premium is based on the issue age, sex (where permitted by law), death benefit option, and risk class of the insured. The monthly death benefit guarantee premium will be considered to be zero for any month that deductions are being paid by the Waiver of Monthly Deductions Rider. The death benefit guarantee premium may change if the Policy face amount is changed, the death benefit option is changed, or a rider is added or deleted. As a result of a change, an additional premium may be required on the date of the change in order to satisfy the new death benefit guarantee premium requirement. If on any monthly date the death benefit guarantee premium requirement is not met, the policyowner will be sent a notice of the premium required to maintain the guarantee. If the premium is not received at the Company's home office prior to the expiration of 61 days after the date the notice is mailed, the death benefit guarantee will no longer be in effect and the rider will terminate. If the rider terminates, it may not be reinstated.

If this rider is in force, the death benefit guarantee premium requirement is satisfied and the insured is alive on the policy maturity date, the Company will pay the policyowner the excess, if any, of the face amount over the maturity proceeds.

This rider is available only in those states where it has been approved.

The Contract

The Policy, the application attached to it, any adjustment applications, any amendments to the application, the current data pages, and any written notification showing change make up the entire contract between the Company and the policyowner. Any statements made in the application or an adjustment application will be considered representations and not warranties. No statement, unless made in an application, will be used to void a Policy (or void an adjustment in case of an adjustment application) or to defend against a claim. A Policy may be modified by mutual agreement between the policyowner and the Company. Any alteration of the Policy must be in writing and signed by one of the Company's corporate officers. No one else, including the agent, may change the contract or waive any provisions.

Incontestability

The Company will not contest the insurance coverage provided under a Policy, except for any subsequent increase in face amount, after the Policy has been in force during the lifetime of the insured for a period of two years from the policy date. This provision does not apply to claims for total disability or to accidental death benefits which may be provided by a rider to a Policy. Any face amount increase made under the adjustment options has its own two-year contestable period which begins on the effective date of the adjustment.

Misstatements

If the age or sex of the insured has been misstated in an application, including a reinstatement application, the death benefit under the Policy will be the Policy's accumulated value plus the amount which would be purchased by the most recent mortality charge at the correct age and sex.

Suicide

A Policy does not cover the risk of suicide within two years from the policy date or two years from the date of any increase in face amount with respect to such increase, whether the insured is sane or insane. In the event of suicide within two years of the policy date, the only liability of the Company will be a refund of premiums paid, without interest, less any policy loans and loan interest and any partial surrenders. In the event of suicide within two years of an increase in face amount, the only liability of the Company in respect to that increase in face amount will be a refund of the cost of insurance for such increase.

Ownership

The owner of the Policy is as named in the application. The owner may exercise every right and enjoy every privilege provided by the Policy, subject to the rights of any irrevocable beneficiary. All privileges and rights of the owner under a Policy end when the owner surrenders the Policy for cash, the death proceeds of the Policy are paid, or the maturity proceeds of the Policy are paid. Also, if the grace period ends without receipt by the Company at its home office of the payment required to keep the Policy in force, the privileges and rights of the owner terminate as of the monthly date on or immediately preceding the start of the grace period. If the owner is not the insured and dies before the insured, the insured becomes the owner unless the owner has provided for a successor owner. The owner may be changed by filing a written request with the Company. The Company's approval is needed and no change is effective until the Company approves the written request for change of owner. Once approved, the change is effective as of the date the owner signed the written request. The Company reserves the right to require that the Policy be sent to the Company so that the change may be recorded.

Beneficiaries

The original beneficiaries and contingent beneficiaries are designated by the policyowner on the application. A primary and/or contingent beneficiary or beneficiaries may be changed by written request to the Company. The Company's approval is needed and no change is effective until the Company approves the written request for change of beneficiary. Once approved, the change is effective as of the date the owner signed the written request. If changed, the primary beneficiary or contingent beneficiary is as shown in the latest written change filed with the Company. One or more primary or contingent beneficiaries may be named in the application or a later change request.

Benefit Instructions

While the insured is alive, the owner may file instructions for the payment of death proceeds under one of the benefit options under the Policy. Such instructions, or a change of instructions, must be made by written request to the Company. If the owner changes the beneficiary, that change will revoke any prior benefit instructions.

Postponement of Payments

Payment of any amount upon total or partial surrender, policy loan, or proceeds payable at death or maturity and the right to transfer accumulated value between Divisions may be postponed or suspended whenever: (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (2) the Securities and Exchange Commission by order permits postponement for the protection of policyowners; or (3) the Securities and Exchange Commission requires that trading be restricted or declares an emergency, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the net asset value of the Accounts.

Assignment

The Policy can be assigned as collateral for a loan. The Company must be notified in writing if the Policy has been assigned. Each assignment will be subject to any payments made or action taken by the Company prior to its notification of such assignment. The Company is not responsible for the validity of an assignment. An assignment as collateral does not change the owner but the rights of beneficiaries, whenever named, become subordinate to those of the assignee.

Policy Proceeds

Death proceeds under a Policy will ordinarily be paid within seven days after the Company receives due proof of death. Payments may be postponed in certain circumstances. (See "Postponement of Payments.) During the insured's lifetime, the policyowner may arrange for the death proceeds to be paid in a lump sum or under one or more of the settlement options described below. These choices are also available if the Policy is surrendered or matures.

When death proceeds are payable in a lump sum, the beneficiary may select one or more of the settlement options.

The following options are available:

     Option A

     Special Benefit Arrangement - A specially designed benefit option may be arranged with the Company's approval.

     Option B

     Proceeds Left at Interest - The Company will hold the amount applied on deposit. Interest payments will be made annually, semi-annually, quarterly or monthly, as elected.

     Option C

     Fixed Income - The Company will pay an income of a fixed amount or an income for a fixed period not exceeding 30 years.

     Option D

     Life Income - The Company will pay an income during a person's lifetime. A minimum guaranteed period may be used.

     Option E

     Joint and Survivor Life Income - The Company will pay an income during the lifetime of two persons, and continuing until the death of the survivor. This option includes a minimum guaranteed period of 10 years.

     Option F

     Joint and Two-Thirds Survivor Life Income - The Company will pay an income during the time two persons both remain alive, and two-thirds of the original amount during the remaining lifetime of the survivor.

Interest at a rate set by the Company, but never less than required by state law, will be applied to determine the payment under Option B, and any such interest in excess of the guaranteed minimum will be added to payments under Option C.

Participating Policy

The Policies share in any divisible surplus of the Company. The Company will determine each Policy's share of the surplus and will credit it as a dividend at the end of each contract year. The Company does not expect to pay any dividends under the Policy. Dividends, if any, will be paid in cash.

Right To Exchange Policy

During the first 24 policy months following issuance of a Policy, except during a grace period, the policyowner may exchange the Policy for any other form of fixed benefit individual life insurance policy (other than term insurance) currently made available by the Company for this purpose on the insured's life. At present, the Company makes a universal life insurance policy available for exercise of this exchange right. Such request must be postmarked or delivered to the home office of the Company before the expiration of 24 months after the policy date. At the option of the policyowner, the new policy will provide either the same death benefit or the same amount at risk as the Policy did at the time of the exchange request. Premiums for the new policy will be based on the same issue age, sex and risk classification of the insured under the Policy. An equitable adjustment in the new policy's payments and cash or accumulated values will be made to reflect variances, if any, in the payments and accumulated values under the Policy and the new policy. Minimum benefits of the new policy will be fixed and guaranteed and the new policy will not participate in the experience of the Separate Account. Policy values will be determined as of the date the written request for exchange is received at the Company's home office. Evidence of insurability will not be required for the exchange. No charge will be imposed on the exercise of this exchange privilege. Any policy loan and loan interest must be repaid prior to the exchange or transferred to the new policy. Any benefit riders included as a part of a Policy may be exchanged, without evidence of insurability, for similar benefit riders on the new policy if both these conditions are met:

1. The policyowner, in the written request for exchange, indicates that the rider or riders should be a part of the new policy; and

2. The similar benefit rider or riders were available for the new policy on the effective date of the benefit rider for the Policy based on the same issue age, sex and risk classification of the insured under the Policy.

The exchange will be effective upon proper receipt by the Company of the written request, any amount required as an adjustment and surrender of the Policy.

The policyowner may also exchange the Policy for a fixed-benefit, flexible premium policy in the event of a material change in investment policy of a Division (see "Addition, Deletion or Substitution of Investments.")

In addition, the policyowner has the right to exchange a face amount increase for a fixed-benefit, flexible premium policy at any time during the first 24 months following issuance of Policy data pages reflecting a face amount increase, but not while the policy is in a grace period (see "Adjustment Options.")

DISTRIBUTION OF THE POLICY

The Policy will be sold by individuals who, in addition to being licensed and appointed as life insurance agents or brokers for the Company, are also registered representatives of the principal underwriter of the Policies, Princor Financial Services Corporation, or of other broker-dealers which Princor
Financial  Services  Corporation  selects  and  the  Company  approves.  Princor
Financial Services Corporation is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. For contracts distributed by the principal underwriter commissions will range between 0% and 50% of premium received in the first year of a Policy (and between 0% and 50% of premium received in the first year following an adjustment date), up to a target premium determined by a rate per $1,000 of face amount which varies by the age and sex of the insured. In addition, commissions will include 0% to 4% of premium received in the first year of the Policy, above the target premium. For years two and later of a Policy, commissions will range from 0% to 2% of premiums received. A service fee of 0% to 2% is paid on all premiums received after the first policy year. In addition, a persistency renewal commission may be paid which ranges from 1.25% to 5.25% of premiums received in the first three policy years, depending upon the agent's or broker's total life insurance sales for the Company. Expense allowances may also be payable to agents and brokers based upon premiums received. Commission amounts for contracts distributed by broker-dealers other than the principal underwriter will vary.


For the year ended December 31, 1999, the Company paid Princor Financial Services Corporation $173,998 to compensate registered representatives of the principal underwriter.


The Company has entered into a distribution agreement with Princor Financial Services Corporation. Princor Financial Services Corporation is the principal underwriter for Principal Variable Contracts Fund, Inc., a registered investment company organized by the Company. Princor Financial Services Corporation is a wholly-owned subsidiary of Principal Holding Company. Principal Holding Company is a holding company and a wholly-owned subsidiary of the Company.

OFFICERS AND DIRECTORS OF PRINCIPAL MANAGEMENT CORPORATION

The officers and directors of the investment advisor, Principal Management Corporation, are shown below. This list includes some of the same people (designated by *), who are serving in the same capacities as officers and directors of the underwriter, Princor Financial Services Corporation. The principal business address for each officer and director is: Principal Financial Group, Des Moines, Iowa 50392.


*JOHN E. ASCHENBRENNER            Director
CRAIG R. BARNES                   Vice President
*CRAIG L. BASSETT                 Treasurer
*MICHAEL J. BEER                  Executive Vice President
*DAVID J. DRURY                   Director
*RALPH C. EUCHER                  Director and President
*ARTHUR S. FILEAN                 Senior Vice President
*DENNIS P. FRANCIS                Director
*PAUL N. GERMAIN                  Vice President - Mutual Fund Operations
*ERNEST H. GILLUM                 Vice President - Product Development
*THOMAS J. GRAF                   Director
*J. BARRY GRISWELL                Chairman of the Board and Director
*JOYCE N. HOFFMAN                 Vice President and Corporate Secretary
*ELLEN Z. LAMALE                  Director
*JULIA M. LAWLER                  Director
*RICHARD L. PREY                  Director
*LAYNE A. RASMUSSEN               Controller - Mutual Funds
*ELIZABETH R. RING                Controller
*MICHAEL J. ROUGHTON              Counsel
*JEAN B. SCHUSTEK                 Assistant Vice President - Registered Products
DEWAIN A. SPARRGROVE              Vice President



EXECUTIVE OFFICERS OF PRINCIPAL LIFE INSURANCE COMPANY (OTHER THAN DIRECTORS):

JOHN EDWARD ASCHENBRENNER   Executive Vice President
PAUL FRANCIS BOGNANNO       Senior Vice President
GARY MERLYN CAIN            Senior Vice President
CHARLES ROBERT DUNCAN       Senior Vice President
DENNIS PAUL FRANCIS         Senior Vice President
MICHAEL HARRY GERSIE        Executive Vice President and Chief Financial Officer
THOMAS JOHN GRAF            Senior Vice President
ROBB BRYAN HILL             Senior Vice President
DANIEL JOSEPH HOUSTON       Senior Vice President
ELLEN ZISLIN LAMALE         Senior Vice President and Chief Actuary
MARY AGNES O'KEEFE          Senior Vice President
RICHARD LEO PREY            Senior Vice President
KAREN ELIZABETH SHAFF       Senior Vice President and General Counsel
ROBERT ALLEN SLEPICKA       Senior Vice President
NORMAN RAUL SORENSEN        Senior Vice President
CARL CHANSON WILLIAMS       Senior Vice President and Chief Information Officer
LARRY DONALD ZIMPLEMAN      Senior Vice President


DIRECTORS OF PRINCIPAL LIFE INSURANCE COMPANY

Principal Life Insurance Company is managed by a Board of Directors. The directors of the Company, their positions with the Company, including Board Committee memberships, and their principal occupation during the last five years, are as follows:



Name, Positions and Offices       Principal Occupation During Last 5 Years
---------------------------       ----------------------------------------
BETSY  JANE BERNARD               Executive Vice President, U.S. West since 1998. President and Chief Executive Officer, since 1998.
Director                          President and Chief Executive Officer, AVIRNEX Communications Group since 1997. President
Member, Nominating Committee      and Chief Executive Officer,  Pacific Bell Communications  since 1995.

JOCELYN CARTER-MILLER             Corporate Vice President and Chief Marketing Officer, Motorola, Inc. since 1999. Vice President,
Director                          1998-1999; Vice President and General Manager, since 1997. Prior thereto, Vice President of Latin
Member, Audit Committee           American and Caribbean Operations of Motorola.

DAVID JAMES DRURY                 Chairman, Principal Life Insurance Company since 2000. Chairman and Chief Executive Officer
Director                          1995-2000.
Chairman of the Board
Chair, Executive Committee

CHARLES DANIEL GELATT, JR.        President, NMT Corporation.
Director
Member, Executive Committee
Chair, Human Resources Committee

JOHN BARRY GRISWELL               President and Chief Executive Officer Principal Life Insurance Company since 2000. President
Director                          1998-2000; Executive Vice President 1996-1998; Senior Vice President 1991-1996.

GERALD DAVID HURD                 Retired. Chairman and Chief Executive Officer, Principal Life Insurance Company 1989-1994.
Director
Member, Executive and
Nominating Committees

CHARLES SAMUEL JOHNSON            Retired. Executive Vice President of DuPont 1999-2000. Chairman, President and Chief
Director                          Executive Officer, Pioneer Hi-Bred International, Inc.1996-1999; President and Chief
Member, Audit Committee           Executive Officer 1995-1996; President and Chief Operating Officer 1995.

WILLIAM TURNBALL KERR             Chairman, President & Chief Executive Officer, Meredith Corporation since 1998.
Director                          President and Chief Executive Officer, 1997-1998;  President and Chief Operating Officer
Member, Executive Committee and   1994-1997. Prior thereto, Executive Vice President.
Chair, Nominating Committee

LEE LIU                           Chairman Alliant Energy Corporation since 1998. Chairman and Chief Executive Officer, IES
Director                          Industries, Inc., 1996-1998. Prior thereto, Chairman, President and Chief Executive Officer.
Member, Executive and Human
Resources Committees

VICTOR HENDRIK LOEWENSTEIN        Managing Partner, Egon Zehnder International since 1979.
Director
Member, Nominating Committee

RONALD DALE PEARSON               Chairman, President and Chief Executive Officer, Hy-Vee, Inc. since 1989.
Director
Member, Human Resources Committee

FEDERICO FABIAN PENA              Senior Advisor of Vestar Capital Partners since 1998. Secretary, U.S. Department of Energy
Director                          1996-1998; Secretary, U.S. Department of Transportation 1993-1996.
Member, Audit Committee

JOHN ROY PRICE                    Managing Director, The Chase Manhattan Corporation since 1996. Prior thereto,
Director                          Managing Director, Chemical Banking Corporation.
Member, Nominating Committee

DONALD MITCHELL STEWART           Senior Program Officer and Special Advisor to the President at the Carnegie Corporation of
Director                          New York since 1999. President, The College Board, 1986-1999.
Member, Human Resources Committee

ELIZABETH EDITH TALLETT           President & CEO of Dioscor, Inc. & Serex, Inc. since 1996. President and Chief Executive
Director                          Officer, Transcell Technologies, Inc. 1992-1996.
Chair, Audit Committee

FRED WILLIAM WEITZ                President and Chief Executive Officer, Essex Meadows, Inc. since 1995.
Director
Member, Human Resources Committee



STATE REGULATION OF PRINCIPAL LIFE INSURANCE COMPANY

The Company is organized under the laws of the State of Iowa and is subject to regulation by the Commissioner of Insurance of Iowa. An annual statement is filed with the Iowa Division of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding year. Periodically, the Commissioner examines the assets and liabilities of the Company and the Separate Account and verifies their adequacy. A full examination of the Company's operations is conducted by the National Association of Insurance Commissioners at least every five years.

FEDERAL TAX MATTERS

The discussion contained herein is general in nature, is not an exhaustive discussion of all tax questions that might arise under the policies, and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws and no representation is made as to the likelihood of continuation of current federal income tax laws and treasury regulations or of current interpretations of the Internal Revenue Service.

While the Company reserves the right to make changes in the Policy to assure that it continues to qualify as life insurance for tax purposes, the Company cannot make any guarantee regarding the future tax treatment of any Policy. For complete information on the impact of changes with respect to the Policy and federal and state considerations, a qualified tax advisor should be consulted.

The ultimate effect of federal income taxes on values under the Policy and on the economic benefit to the policyowner or beneficiary depends upon the Company's tax status, upon the terms of the Policy and upon the tax status of the individual concerned.

Tax Status of the Company and the Separate Account

The Company is taxed as an insurance Company under Subchapter L of the Internal Revenue Code of 1986 (the "Code"). The Separate Account is not a separate taxable entity and its operations are taken into account by the Company in determining its income tax liability. All investment income and realized net capital gains on the assets of the separate account are reinvested and taken into account in determining Policy Values and are automatically applied to increase the book reserves associated with the policies. Under existing federal income tax law, neither the investment income nor any net capital gains of the Separate Account, are taxed to the Company to the extent those items are applied to increase reserves associated with the policies.

Charges for Taxes

The Company imposes a federal tax charge equal to 1.25% of premiums received under the Policy to compensate for the federal income tax liability it incurs under Section 848 of the Code by reason of its receipt of premiums under the Policy. The Company believes that this charge is reasonable in relation to the increased tax burden it incurs as a result of Section 848. No other charge is currently made on the Separate Account for federal income taxes of the Company that may be attributable to the Separate Account. Periodically, the Company reviews the appropriateness of charges to the Separate Account for the Company's federal income taxes, and in the future, a charge may be made for federal income taxes incurred by the Company that are attributable to the Separate Account. In addition, depending on the method of calculating interest on Policy Values allocated to the Fixed Account, a charge may also be imposed for the Policy's share of the Company's federal income taxes attributable to the Fixed Account.

Under current laws, the Company may incur state or local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account for the portion of such taxes, if any, attributable to the Separate Account.

Diversification Standards

In addition to other requirements imposed by the Code, a Policy will qualify as life insurance under the Code only if the diversification requirements of Code
Section 817(h) are satisfied by each Separate Account in which any of the Policy Values are held. To assure that each Policy continues to qualify as life insurance for federal income tax purposes, the Company intends to comply with Code Section 817(h) and the regulations thereunder.

Life Insurance Status of Policy

The Company believes that the Policy meets the statutory definition of life insurance under Code Section 7702 and that the policyowner and beneficiary of any Policy will receive the same federal income tax treatment as that accorded to owners and beneficiaries of fixed benefit life insurance policies. Specifically, the death benefit under the Policy will be excludable from the gross income of the beneficiary subject to the terms and conditions of Section 101(a)(1) of the Code. (Death benefits under a "modified endowment contract" as discussed below are treated in the same manner as death benefits under life insurance contracts that are not so classified.)

In addition, unless the Policy is a "modified endowment contract," in which case the receipt of any loan under the Policy may result in recognition of income to the policyowner, the policyowner will not be deemed to be in constructive receipt of the Policy Values, including increments thereon, under the Policy until proceeds of the Policy are received upon a total or partial surrender of the Policy.

Modified Endowment Contract Status

A Policy will be a modified endowment contract if it satisfies the definition of life insurance set out in the Internal Revenue Code, but it either fails the additional "7-pay test" set forth in Code Section 7702A or was received in exchange for a modified endowment contract. A Policy will fail the 7-pay test if the accumulated amount paid under the contract at any time during the first seven contract years exceeds the total premiums that would have been payable under a Policy providing for guaranteed benefits upon the payment of seven level annual premiums. A Policy received in exchange for a modified endowment contract will be taxed as a modified endowment contract even if it would otherwise satisfy the 7-pay test.

While the 7-pay test is generally applied as of the time the Policy is issued, certain changes in the contractual terms of a Policy will require a Policy to be retested to determine whether the change has caused the Policy to become a modified endowment contract. For example, a reduction in death benefits during the first seven contract years will cause the Policy to be retested as if it had originally been issued with the reduced death benefit.

In addition, if a "material change" occurs at any time while the Policy is in force, a new 7-pay test period will start and the Policy will need to be retested to determine whether it continues to meet the 7-pay test. The term" material change" generally includes increases in death benefits, but does not include an increase in death benefits which is attributable to the payment of premiums necessary to fund the lowest level of death benefits payable during the first seven contract years, or which is attributable to the crediting of interest with respect to such premiums.

Because the Policy provides for flexible premium payments, the Company has instituted procedures to monitor whether increases in death benefits or additional premium payments cause either the start of a new seven-year test period or the taxation of distributions and loans. All additional premium payments will be considered in these determinations.

If a Policy fails the 7-pay test, all distributions (including loans) occurring in the year of failure and thereafter will be subject to the rules for modified endowment contracts. A recapture provision also applies to loans and distributions that are received in anticipation of failing the 7-pay test. Under the Code, any distribution or loan made within two years prior to the date that a Policy fails the 7-pay test is considered to have been made in anticipation of the failure.

Policy Surrenders and Partial Surrenders

Upon a total surrender of a Policy, the policyowner will recognize ordinary income for federal tax purposes to the extent that the net surrender value exceeds the investment in the contract (the total of all premiums paid but not previously recovered plus any other consideration paid for the Policy). The tax consequences of a partial surrender from a Policy will depend upon whether the partial surrender results in a reduction of future benefits under the Policy and whether the Policy is a modified endowment contract.

If the Policy is not a modified endowment contract, the general rule is that a partial surrender from a Policy is taxable only to the extent that it exceeds the total investment in the contract. An exception to this general rule applies, however, if a reduction of future benefits occurs during the first 15 years after a Policy is issued and there is a cash distribution associated with that reduction. In such a case, the Code prescribes a formula under which the policyowner may be taxed on all or a part of the amount distributed. After 15 years, cash distributions from a Policy that is not a modified endowment contract will not be subject to federal income tax, except to the extent they exceed the total investment in the contract. The Company suggests that a policyowner consult with a tax advisor in advance of a proposed decrease in face amount or a partial surrender. In addition, any amounts distributed under a "modified endowment contract" (including proceeds of any loan) are taxable to the extent of any accumulated income in the Policy. In general, the amount which may be subject to tax is the excess of the Policy Value (both loaned and unloaned) over the previously unrecovered premiums paid.

Under certain circumstances, a distribution under a modified endowment contract (including a loan) may be taxable even though it exceeds the amount of accumulated income in the Policy. This can occur because for purposes of determining the amount of income received upon a distribution (or loan) from a modified endowment contract, the Code requires the aggregation of all modified endowment contracts issued to the same policyowner by an insurer and its affiliates within the same calendar year. Therefore, loans and distributions from any one such Policy are taxable to the extent of the income accumulated in all the modified endowment contracts required to be so aggregated.

If any amount is taxable as a distribution of income under a modified endowment contract (as a result of a total surrender, a partial surrender or a loan), it may also be subject to a 10% penalty tax under Code Section 72(v). Limited exceptions from the additional penalty tax are available for certain distributions to individual policyowners. The penalty tax will not apply to distributions: (i) that are made on or after the date the taxpayer attains age 59 1/2; or (ii) that are attributable to the taxpayer's becoming disabled; or
(iii) that are part of a series of substantial equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer.

Policy Loans and Interest Deductions

The Company also believes that under current law any loan received under the Policy will be treated as a Policy debt of a policyowner and that, unless the Policy is a modified endowment contract, no part of any loan under a Policy will constitute income to the policyowner. If the Policy is a modified endowment contract (see discussion above) loans will be fully taxable to the extent of the income in the Policy (and in any other contracts with which it must be aggregated) and could be subject to the additional 10 percent tax.

Code Section 264 imposes stringent limitations on the deduction of interest paid or accrued on loans in connection with a Policy. In addition, under the "personal" interest limitation provisions of Code Section 163, no deduction is allowed for interest on any Policy loan if the proceeds are used for personal purposes, even if the Policy and loan otherwise meet the requirements of Code
Section 264. The limitations on deductibility of personal interest may not apply to disallow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. The Company suggests consultation with a tax advisor for further guidance.

Corporate Alternative Minimum Tax

Ownership of a Policy by a corporation may affect the policyowner's exposure to the corporate alternative maximum tax. In determining whether it is subject to alternative minimum tax a corporate policyowner must make two computations. First, the corporation must take into account a portion of the current year's increase in the built-in gain in its corporate-owned policies. Second, the corporation must take into account a portion of the amount by which the death benefits received under any Policy exceed the sum of (i) the premiums paid on that Policy in the year of death, and (ii) the corporation's basis in the Policy (as measured for alternative minimum tax purposes) as of the end of the corporation's tax year immediately preceding the year of death.

Exchange or Assignment of Policies

A change of the policyowner or the insured or an exchange or assignment of a Policy may have significant tax consequences depending on the circumstances. For example, an assignment or exchange of a Policy may result in taxable income to the transferring policyowner. Further, Code Section 101(a) provides, subject to certain exceptions, that where a Policy has been transferred for value, only the portion of the death benefit which is equal to the total consideration paid for the Policy may be excluded from gross income. For complete information with respect to Policy assignments and exchanges, a qualified tax advisor should be consulted.

Withholding

Under Section 3405 of the Code, withholding is generally required with respect to certain taxable distributions under insurance contracts. In the case of periodic payments (payments made as an annuity or on a similar basis), the withholding is at graduated rates (as though the payments were employee wages). With respect to non-periodic distributions, the withholding is at a flat rate of 10%. A Policyholder can elect to have either non-periodic or periodic payments made without withholding except where the policyowner's tax identification number has not been furnished to the Company or the Internal Revenue Service has notified the Company that the tax identification number furnished by the policyowner is incorrect.

Taxation of Accelerated Death Benefits

The Company provides accelerated death benefits based upon a lien method. It is unclear whether benefits paid under this rider are taxable. For information regarding taxation of accelerated death benefits, a qualified tax advisor should be consulted.

Other Tax Issues

Federal  estate  and  state  and  local  estate,  inheritance,   and  other  tax
consequences   of  ownership  or  receipt  of  Policy  proceeds  depend  on  the circumstances of each policyowner or beneficiary.

EMPLOYEE BENEFIT PLANS


The United States Supreme Court has held, that, optional annuity benefits under a deferred compensation plan may not vary on the basis of sex. Policies are available for use in connection with such employment-related insurance and benefit plans which do not vary in any respect between male and female insureds of a particular age and underwriting classification.


LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of any of the Divisions thereof are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relate to the Separate Account.

LEGAL OPINION


Legal matters applicable to the issue and sale of the Policies, including the right of the Company to issue Policies under Iowa insurance law, have been passed upon by Karen E. Shaff, Senior Vice President and General Counsel of the Company.


INDEPENDENT AUDITORS

The financial statements of Principal Life Insurance Company Variable Life Separate Account and the consolidated financial statements of Principal Life Insurance Company which are included in this registration statement have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere in the registration statement.

REGISTRATION STATEMENT

A registration statement has been filed with the Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement to all of which reference is made for further information concerning the Separate Account, the Company and the Policy offered hereby. Statements contained in this Prospectus as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

The consolidated financial statements of Principal Life Insurance Company which are included in this Prospectus should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.



                         Report of Independent Auditors





Board of Directors and Participants
Principal Life Insurance Company


We have audited the accompanying individual and combined statements of net assets of Principal Life Insurance Company Variable Life Separate Account (comprised of the Aggressive Growth, Asset Allocation, Balanced, Bond, Capital Value, Fidelity Contrafund, Fidelity Equity Income, Fidelity High Income, Government Securities, Growth, High Yield, International, International SmallCap, MicroCap, MidCap, MidCap Growth, Money Market, Putnam Global Asst Allocation, Putnam Vista, Putnam Voyager, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, Stock Index 500, and Utilities Divisions) as of December 31, 1999, and the related statements of operations and changes in net assets for each of the three years in the period then ended, except for those divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Principal Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the respective divisions of Principal Life Insurance Company Variable Life Separate Account at December 31, 1999, and the individual and combined results of their operations and the changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Des Moines, Iowa
January 31, 2000

                        Principal Life Insurance Company
                         Variable Life Separate Account

                            Statements of Net Assets

                                December 31, 1999

Assets
Investments:
     Aggressive Growth Division:
         Aggressive Growth Account - 1,385,242 shares at net asset value of $23.89 per
              share (cost - $26,190,593)                                                                      $  33,093,420
     Asset Allocation Division:
         Asset Allocation Account - 236,770 shares at net asset value of $13.23 per share
              (cost - $3,009,639)                                                                                 3,132,463
     Balanced Division:
         Balanced Account - 798,006 shares at net asset value of $15.41 per share
              (cost - $12,455,324)                                                                               12,297,279
     Bond Division:
         Bond Account - 610,444 shares at net asset value of $10.89 per share
              (cost - $7,173,434)                                                                                 6,647,735
     Capital Value Division:
         Capital Value Account - 925,617 shares at net asset value of $30.74 per share (cost
              - $31,698,075)                                                                                     28,453,464
     Fidelity Contrafund Division:
         Fidelity Variable Insurance Products Fund II: Contrafund Portfolio - 743,845
              shares at net asset value of $29.15 per share (cost - $17,327,632)                                 21,683,086
     Fidelity Equity Income Division:
         Fidelity Variable Insurance Products Fund: Equity Income Portfolio - 364,586
              shares at net asset value of $25.71 per share (cost - $9,030,110)                                   9,373,498
     Fidelity High Income Division:
         Fidelity Variable Insurance Products Fund: High Income Portfolio - 137,990 shares
              at net asset value of $11.31 per share (cost - $1,611,305)                                          1,560,663
     Government Securities Division:
         Government Securities Account - 303,850 shares at net asset value
              of $10.26 per share (cost - $3,306,124)                                                             3,117,503
     Growth Division:
         Growth Account - 455,791 shares at net asset value of $23.56 per share
              (cost - $9,133,648)                                                                                10,738,427
     High Yield Division:
         High Yield Account - 227,025 shares at net asset value of $7.44 per share
              (cost - $1,968,898)                                                                                 1,689,069
     International Division:
         International Account - 827,049 shares at net asset value of $15.95
              per share (cost - $12,422,326)                                                                     13,191,433


See accompanying notes.


Assets (continued)
Investments (continued):
     International SmallCap Division:
         International SmallCap Account - 117,676 shares at net asset value of $16.66 per
              share (cost - $1,374,646)                                                                       $   1,960,477
     MicroCap Division:
         MicroCap Account - 56,101 shares at net asset value of $8.07 per share
              (cost - $456,520)                                                                                     452,739
     MidCap Division:
         MidCap Account - 833,798 shares at net asset value of $36.90 per share
              (cost - $26,646,772)                                                                               30,767,163
     MidCap Growth Division:
         MidCap Growth Account - 91,749 shares at net asset value of $10.66 per share
              (cost - $867,453)                                                                                     978,046
     Money Market Division:
         Money Market Account - 14,455,480 shares at net asset value of $1.00 per share
              (cost - $14,455,480)                                                                               14,455,480
     Putnam Global Asset Allocation Division:
         Putnam  Variable Trust Global Asset  Allocation Fund - 21,555 shares at
              net asset value of $19.60 per share (cost - $394,980)                                                 422,470
     Putnam Vista Division:
         Putnam  Variable Trust Vista Fund - 43,349 shares at net asset value of
              $20.65 per share (cost - $692,872)                                                                    895,165
     Putnam Voyager Division:
         Putnam  Variable Trust Voyager Fund - 132,239 shares at net asset value
              of $66.11 per share (cost - $692,872)                                                               8,742,337
     Real Estate Division:
         Real Estate Account - 8,978 shares at net asset value of $8.20 per share
              (cost - $78,960)                                                                                       73,623
     SmallCap Division:
         SmallCap Account - 102,338 shares at net asset value of $10.74 per share
              (cost - $942,023)                                                                                   1,099,108
     SmallCap Growth Division:
         SmallCap Growth Account - 110,493 shares at net asset value of $19.56 per share
              (cost - $1,423,453)                                                                                 2,161,250
     SmallCap Value Division:
         SmallCap Value Account - 61,984 shares at net asset value of $10.06 per share
              (cost - $539,668)                                                                                     623,561
     Stock Index 500 Division:
         Stock Index 500 Account - 626,024 shares at net asset value of $10.71 per share
              (cost - $6,383,685)                                                                                 6,704,714
     Utilities Division:
         Utilities Account - 40,118 shares at net asset value of $10.90 per share
              (cost - $438,345)                                                                                     437,284

Combined net assets                                                                                            $214,751,457


                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Net Assets (continued)

                                December 31, 1999


                                                              Units              Unit
                                                                                 Value
Net assets are represented by:
   Aggressive Growth Division:
     PrinFlex Life                                        1,604,692            $20.47              $33,005,183
     Survivorship Variable Universal Life                     7,135             12.37                   88,237

                                                                                                    33,093,420
   Asset Allocation Division:
     PrinFlex Life                                          197,598             15.02                2,966,990
     Survivorship Variable Universal Life                    14,900             11.11                  165,473

                                                                                                     3,132,463
   Balanced Division:
     Flex Variable Life                                     128,714             30.14                3,879,380
     PrinFlex Life                                          629,662             13.24                8,337,935
     Survivorship Variable Universal Life                     8,042              9.94                   79,964

                                                                                                    12,297,279
   Bond Division:
     Flex Variable Life:                                     78,892             23.11                1,823,458
     PrinFlex Life                                          415,598             11.51                4,783,580
     Survivorship Variable Universal Life                     4,061             10.02                   40,697

                                                                                                     6,647,735
   Capital Value Division:
     Flex Variable Life                                     244,078             36.02                8,791,449
     PrinFlex Life                                        1,441,876             13.61               19,622,569
     Survivorship Variable Universal Life                     4,293              9.19                   39,446

                                                                                                    28,453,464
   Fidelity Contrafund Division:
     PrinFlex Life                                        1,100,301             19.56               21,527,307
     Survivorship Variable Universal Life                    13,718             11.36                  155,779

                                                                                                    21,683,086
   Fidelity Equity Income Division:
     PrinFlex Life                                          639,599             14.55                9,309,245
     Survivorship Variable Universal Life                     6,608              9.72                   64,253

                                                                                                     9,373,498

   Fidelity High Income Division - PrinFlex Life            130,948             11.92                1,560,663

   Government Securities Division:
     PrinFlex Life                                          261,482             11.80                3,084,559
     Survivorship Variable Universal Life                     3,244             10.16                   32,944

                                                                                                     3,117,503


See accompanying notes.


                                                              Units             Unit
                                                                                Value
Net assets are represented by (continued):
   Growth Division:
     PrinFlex Life                                          623,469            $17.14              $10,688,949
     Survivorship Variable Universal Life                     4,532             10.92                   49,478

                                                                                                    10,738,427

   High Yield Division - Flex Variable Life                  78,154             21.65                1,689,069

   International Division:
     PrinFlex Life                                          866,405             15.18               13,150,716
     Survivorship Variable Universal Life                     3,520             11.57                   40,717

                                                                                                    13,191,433
   International SmallCap Division:
     PrinFlex Life                                          110,487             17.55                1,938,585
     Survivorship Variable Universal Life                     1,467             14.92                   21,892

                                                                                                     1,960,477
   MicroCap Division:
     PrinFlex Life                                           53,079              8.09                  429,246
     Survivorship Variable Universal Life                     2,578              9.11                   23,493

                                                                                                       452,739
   MidCap Division:
     Flex Variable Life                                     270,266             46.06               12,447,196
     PrinFlex Life                                        1,299,467             14.10               18,317,426
     Survivorship Variable Universal Life                       228             11.14                    2,541

                                                                                                    30,767,163
   MidCap Growth Division:
     PrinFlex Life                                           90,805             10.74                  975,645
     Survivorship Variable Universal Life                       221             10.86                    2,401

                                                                                                       978,046
   Money Market Division:
     Flex Variable Life                                      36,477             17.04                  621,512
     PrinFlex Life                                        1,036,582             11.54               11,963,764
     Survivorship Variable Universal Life                   183,318             10.20                1,870,204

                                                                                                    14,455,480
   Putnam Global Asset Allocation Division:
     PrinFlex Life                                           33,053             11.50                  380,256
     Survivorship Variable Universal Life                     3,887             10.86                   42,214

                                                                                                       422,470
   Putnam Vista Division:
     PrinFlex Life                                           55,171             16.03                  884,360
     Survivorship Variable Universal Life                       776             13.92                   10,805

                                                                                                       895,165


                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Net Assets (continued)

                                December 31, 1999


                                                              Units           Unit
                                                                              Value

Net assets are represented by (continued):
   Putnam Voyager Division:
     PrinFlex Life                                          501,679            $17.13              $ 8,595,141
     Survivorship Variable Universal Life                    10,333             14.25                  147,196

                                                                                                     8,742,337

   Real Estate Division - PrinFlex Life                       8,240              8.93                   73,623

   SmallCap Division:
     PrinFlex Life                                           94,724             11.48                1,087,335
     Survivorship Variable Universal Life                       986             11.94                   11,773

                                                                                                     1,099,108
   SmallCap Growth Division:
     PrinFlex Life                                          106,489             20.09                2,138,929
     Survivorship Variable Universal Life                     1,404             15.90                   22,321

                                                                                                     2,161,250
   SmallCap Value Division:
     PrinFlex Life                                           56,377             10.34                  582,707
     Survivorship Variable Universal Life                     3,687             11.08                   40,854

                                                                                                       623,561
   Stock Index 500 Division:
     PrinFlex Life                                          604,329             11.05                6,676,666
     Survivorship Variable Universal Life                     2,528             11.09                   28,048

                                                                                                     6,704,714
   Utilities Division:
     PrinFlex Life                                           35,670             11.83                  421,894
     Survivorship Variable Universal Life                     1,566              9.83                   15,390

                                                                                                       437,284

Combined net assets                                                                                $214,751,457


See accompanying notes.


                        Principal Life Insurance Company
                         Variable Life Separate Account

                            Statements of Operations

                  Years ended December 31, 1999, 1998 and 1997

                                                                                                              Aggressive
                                                                                                                Growth
                                                                                    Combined                 Division (1)

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                                       $  3,065,326         $              -
   Capital gains distributions                                                        9,306,861                2,005,405

                                                                                     12,372,187                2,005,405
Expenses:
   Mortality and expense risks                                                        1,367,910                  182,021

Net investment income (loss)                                                         11,004,277                1,823,384
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                              646,392                   88,148
Change in net unrealized appreciation or depreciation of investments                 11,074,319                6,010,958

Net increase (decrease) in net assets resulting from operations                     $22,724,988               $7,922,490

Year ended December 31, 1998
Investment income (loss) Income:
   Dividends                                                                       $  1,927,629             $     25,269
   Capital gains distributions                                                        3,545,632                  576,813

                                                                                      5,473,261                  602,082
Expenses:
   Mortality and expense risks                                                          736,803                   74,911

Net investment income (loss)                                                          4,736,458                  527,171
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                            1,677,430                   11,214
Change in net unrealized appreciation or depreciation of investments                  1,393,781                  947,122

Net increase (decrease) in net assets resulting from operations                    $  7,807,669               $1,485,507

Year ended December 31, 1997
Investment income (loss) Income:
   Dividends                                                                       $    980,811             $      8,174
   Capital gains distributions                                                        2,062,456                  410,207

                                                                                      3,043,267                  418,381
Expenses:
   Mortality and expense risks                                                          323,452                   12,033

Net investment income (loss)                                                          2,719,815                  406,348
Realized and unrealized gains (losses) on investments
Net realized gains on investments                                                     1,992,490                    2,207
Change in net unrealized appreciation or depreciation of investments                  2,414,101                  (55,253)

Net increase (decrease) in net assets resulting from operations                    $  7,126,406              $   353,302

(1) Commenced operations February 1, 1997.


See accompanying notes


       Asset                                                    Capital           Fidelity      Fidelity Equity     Fidelity High
    Allocation          Balanced              Bond              Valule           Contrafund         Income             Income
   Division (1)         Division            Division           Division         Division (1)     Division (1)       Division (1)

       $  72,994         $421,363             $ 423,106         $   631,298       $   45,256         $  81,671           $107,614
         220,018          458,007                     -           3,121,167          331,881           180,535              4,023

         293,012          879,370               423,106           3,752,465          377,137           262,206            111,637

          20,257           93,638                47,388             227,884          115,541            66,774             12,593

         272,755          785,732               375,718           3,524,581          261,596           195,432             99,044
          18,368           77,332                (8,182)            207,213           36,522            26,811            (18,366)
         136,643         (695,498)             (552,153)         (5,167,258)       3,000,192            51,551              9,792

        $427,766         $167,566             $(184,617)        $(1,435,464)      $3,298,310          $273,794           $ 90,470





       $  37,595         $278,168             $ 200,418         $   398,541       $   17,790         $  18,251           $ 31,106
          39,061          298,323                 2,083             748,100          130,883            64,952             19,765

          76,656          576,491               202,501           1,146,641          148,673            83,203             50,871
           9,173           63,126                24,494             136,738           37,872            24,478              7,171

          67,483          513,365               178,007           1,009,903          110,801            58,725             43,700

          (1,770)         161,523                33,503             281,655           12,594             5,628            (11,177)
          10,057          118,060               (19,726)            461,090        1,240,221           219,300            (81,364)
       $  75,770         $792,948             $ 191,784         $ 1,752,648       $1,363,616          $283,653           $(48,841)



       $  11,857         $150,137             $ 136,267         $   211,818 $              -         $       -           $      -
          42,154          346,134                     -             794,643                -                 -                  -

          54,011          496,271               136,267           1,006,461                -                 -                  -
           1,700           38,702                14,802              69,600            6,014             3,260              1,353

          52,311          457,569               121,465             936,861           (6,014)           (3,260)            (1,353)

             549          236,637                18,598             342,684              850               630              3,224
         (23,876)         104,396                55,567             895,157          115,040            72,538             20,931

       $  28,984         $798,602             $ 195,630         $ 2,174,702      $   109,876         $  69,908           $ 22,802



                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

                  Years ended December 31, 1999, 1998 and 1997

                                                                                   Government
                                                                                   Securities                   Growth
                                                                                  Division (1)               Division (1)

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                                           $181,309             $     61,438
   Capital gains distributions                                                                -                   26,610

                                                                                        181,309                   88,048
Expenses:
   Mortality and expense risks                                                           29,098                   65,974

Net investment income (loss)                                                            152,211                   22,074
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                              (23,023)                  35,999
Change in net unrealized appreciation or depreciation of investments                   (179,101)               1,136,770

Net increase (decrease) in net assets resulting from operations                       $ (49,913)              $1,194,843


Year ended December 31, 1998 Investment income (loss) Income:
   Dividends                                                                           $111,671              $    46,962
   Capital gains distributions                                                                -                   44,586

                                                                                        111,671                   91,548
Expenses:
   Mortality and expense risks                                                           14,161                   22,163

Net investment income (loss)                                                             97,510                   69,385

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                                1,370                    8,386
Change in net unrealized appreciation or depreciation of investments                     (6,358)                 437,013

Net increase (decrease) in net assets resulting from operations                       $  92,522              $   514,784


Year ended December 31, 1997 Investment income (loss) Income:
   Dividends                                                                         $    5,365              $     9,349
   Capital gains distributions                                                                -                    5,271

                                                                                          5,365                   14,620
Expenses:
   Mortality and expense risks                                                              138                    2,499

Net investment income (loss)                                                              5,227                   12,121
Realized and unrealized gains (losses) on investments
Net realized gains on investments                                                            15                      299
Change in net unrealized appreciation or depreciation of investments                     (3,162)                  30,996

Net increase (decrease) in net assets resulting from operations                      $    2,080              $    43,416


(1)  Commenced operations February 1, 1997.
(2)  Commenced operations May 1, 1998.

See accompanying notes.








       High                               International                                             MidCap              Money
       Yield          International         SmallCap           MicroCap            MidCap           Growth             Market
     Division         Division (1)        Division (2)       Division (2)         Division       Division (2)         Division

       $ 156,525      $   331,297            $        -           $    614       $    93,198         $  1,567            $407,602
               -        1,187,285                77,693                   -        1,313,207                 -                  -

         156,525        1,518,582                77,693                 614        1,406,405             1,567            407,602

          15,977           88,959                 6,069               2,622          228,629             5,079             93,734

         140,548        1,429,623                71,624              (2,008)       1,177,776            (3,512)           313,868

         (83,063)          34,900                29,313                 539          142,810             9,001                  -
         (35,529)         942,834               570,819              (4,874)        2,019,372           82,583                  -

       $  21,956       $2,407,357              $671,756             $(6,343)      $3,339,958           $88,072           $313,868





        $202,766      $   118,274            $      851             $   620      $   146,679         $       -           $290,641
               -          238,049                     -                   -        1,383,017                 -                  -

         202,766          356,323                   851                 620        1,529,696                 -            290,641

          16,917           47,404                   732                 326          185,626               637             67,849

         185,849          308,919                   119                 294        1,344,070              (637)           222,792


          (1,713)           5,582                  (148)               (681)       1,170,701               249                  -
        (222,572)          (8,068)               15,012               1,093       (1,927,129)           28,009                  -

       $ (38,436)     $   306,433             $  14,983             $   706      $   587,642           $27,621           $222,792





       $ 162,794      $    44,308            $        -           $       -      $   121,340         $       -           $119,402
               -           73,919                     -                   -          390,128                 -                  -

         162,794          118,227                     -                   -          511,468                 -            119,402

          11,434            9,278                     -                   -          127,942                 -             24,697

         151,360          108,949                     -                   -          383,526                 -             94,705

          19,548              678                     -                   -        1,366,571                 -                  -
         (27,928)        (165,660)                    -                   -        1,395,355                 -                  -

        $142,980     $    (56,033)           $        -           $       -       $3,145,452         $       -           $ 94,705

                        Principal Life Insurance Company
                         Variable Life Separate Account

                      Statements of Operations (continued)

                     Years ended December 31, 1999 and 1998

                                                                                  Putnam Global                 Putnam
                                                                                Asset Allocation                 Vista
                                                                                  Division (2)               Division (2)

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                                           $  3,412                $       -
   Capital gains distributions                                                            9,719                   62,859

                                                                                         13,131                   62,859
Expenses:
   Mortality and expense risks                                                            2,385                    2,960

Net investment income (loss)                                                             10,746                   59,899

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                                4,668                    5,780
Change in net unrealized appreciation or depreciation of investments                     23,177                  181,556

Net increase (decrease) in net assets resulting from operations                         $38,591                 $247,235


Year ended December 31, 1998 Investment income (loss) Income:
   Dividends                                                                           $      -                $       -
   Capital gains distributions                                                                -                        -

                                                                                              -                        -
Expenses:
   Mortality and expense risks                                                              120                      174

Net investment income (loss)                                                               (120)                    (174)

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                                  140                      252
Change in net unrealized appreciation or depreciation of investments                      4,313                   20,737

Net increase (decrease) in net assets resulting from operations                        $  4,333                $  20,815


(2)  Commenced operations May 1, 1998.
(3)  Commenced operations May 1, 1999.


See accompanying notes.


      Putnam                                                   SmallCap           SmallCap           Stock
      Voyager          Real Estate          SmallCap            Growth              Value          Index 500          Utilities
   Division (2)       Division (2)        Division (2)       Division (2)       Division (2)     Division (3)       Division (2)


      $    1,764          $ 3,569              $    331           $       -          $ 3,592          $ 27,669             $8,137
         163,482                -                88,145              19,242                -            35,810              1,773

         165,246            3,569                88,476              19,242            3,592            63,479              9,910

          29,437              376                 4,836               5,327            2,821            15,615              1,916

         135,809            3,193                83,640              13,915              771            47,864              7,994


          16,417             (785)               10,826              30,664            2,968               377              1,155
       2,300,449           (5,017)              145,118             705,827           78,477           321,029             (3,398)

      $2,452,675          $(2,609)             $239,584            $750,406          $82,216          $369,270             $5,751




 $             -          $   867              $     24           $       -          $   512                 -             $  624
               -                -                     -                   -                -                 -                  -

               -              867                    24                   -              512                 -                624

           1,414               56                   557                 385              255                 -                 64

          (1,414)             811                  (533)               (385)             257                 -                560


              45              (64)                  (75)                (20)            (136)                -                372
         105,601             (320)               11,967              31,970            5,416                 -              2,337

      $  104,232          $   427              $ 11,359           $  31,565          $ 5,537                 -             $3,269


                        Principal Life Insurance Company
                         Variable Life Separate Account

                       Statements of Changes in Net Assets

                          Year ended December 31, 1999

                                                                                                              Aggressive
                                                                                                                Growth
                                                                                    Combined                   Division

Net assets at January 1, 1999                                                      $121,091,275              $14,244,041

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                      11,004,277                1,823,384
   Net realized gains (losses) on investments                                           646,392                   88,148
   Change in net unrealized appreciation or depreciation of investments              11,074,319                6,010,958

Net increase (decrease) in net assets resulting from operations                      22,724,988                7,922,490

Policy related transactions:
   Net premium payments, less sales charges and applicable premium
     taxes                                                                          152,891,171               16,297,188
   Contract terminations and surrenders                                              (5,315,548)                (453,060)
   Death benefit payments                                                               (63,672)                  (7,313)
   Policy loan transfers                                                             (2,471,181)                (393,765)
   Transfers to other contracts                                                     (54,484,314)              (1,675,940)
   Cost of insurance and administration charges                                     (18,231,821)              (2,653,004)
   Surrender charges                                                                 (1,389,441)                (187,217)

Increase in net assets from policy related transactions                              70,935,194               10,926,889

Total increase                                                                       93,660,182               18,849,379

Net assets at December 31, 1999                                                    $214,751,457              $33,093,420





See accompanying notes.

       Asset                                                    Capital           Fidelity         Fidelity         Fidelity High
    Allocation          Balanced              Bond              Valule           Contrafund      Equity Income         Income
     Division           Division            Division           Division           Division         Division           Division

      $1,592,829       $9,879,189            $3,953,245         $22,971,942       $8,023,001        $4,905,541         $1,064,791



         272,755          785,732               375,718           3,524,581          261,596           195,432             99,044
          18,368           77,332                (8,182)            207,213           36,522            26,811            (18,366)
         136,643         (695,498)             (552,153)         (5,167,258)       3,000,192            51,551              9,792

         427,766          167,566              (184,617)         (1,435,464)       3,298,310           273,794             90,470



       1,835,680        6,113,533             5,045,651          14,665,546       13,567,422         6,456,166          1,004,457
         (41,872)        (449,646)             (341,883)           (779,500)        (229,535)         (156,447)           (70,361)
          (2,944)          (4,689)               (1,456)            (16,643)          (4,835)             (221)               (36)
         (64,353)        (147,452)               69,090            (159,843)        (182,637)         (174,979)             8,724
        (337,090)      (2,132,506)           (1,149,010)         (4,080,476)      (1,002,866)         (976,597)          (360,193)
        (260,250)      (1,020,029)             (691,942)         (2,533,293)      (1,690,923)         (889,111)          (148,114)
         (17,303)        (108,687)              (51,343)           (178,805)         (94,851)          (64,648)           (29,075)

       1,111,868        2,250,524             2,879,107           6,916,986       10,361,775         4,194,163            405,402

       1,539,634        2,418,090             2,694,490           5,481,522       13,660,085         4,467,957            495,872

      $3,132,463      $12,297,279            $6,647,735         $28,453,464      $21,683,086        $9,373,498         $1,560,663


                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

                          Year ended December 31, 1999

                                                                                   Government
                                                                                   Securities                   Growth
                                                                                    Division                   Division

Net assets at January 1, 1999                                                        $3,266,712              $4,760,835

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                         152,211                   22,074
   Net realized gains (losses) on investments                                           (23,023)                  35,999
   Change in net unrealized appreciation or depreciation of investments                (179,101)               1,136,770

Net increase (decrease) in net assets resulting from operations                         (49,913)               1,194,843

Policy related transactions:
   Net premium payments, less sales charges and applicable premium
     taxes                                                                            2,370,343                7,116,531
   Contract terminations and surrenders                                                 (11,368)                (174,656)
   Death benefit payments                                                                   (90)                     (80)
   Policy loan transfers                                                                  3,547                 (137,542)
   Transfers to other contracts                                                      (2,222,249)                (933,539)
   Cost of insurance and administration charges                                        (234,781)              (1,015,792)
   Surrender charges                                                                     (4,698)                 (72,173)

Increase (decrease) in net assets from policy related transactions                      (99,296)               4,782,749

Total increase                                                                         (149,209)               5,977,592

Net assets at December 31, 1999                                                      $3,117,503              $10,738,427




See accompanying notes.

                                          International                                             MidCap              Money
    High Yield        International         SmallCap           MicroCap            MidCap           Growth             Market
     Division           Division            Division           Division           Division         Division           Division

      $2,269,099      $ 7,800,249            $  316,190            $149,378      $25,463,610          $315,903        $ 8,335,116



         140,548        1,429,623                71,624              (2,008)       1,177,776            (3,512)           313,868
         (83,063)          34,900                29,313                 539          142,810             9,001                  -
         (35,529)         942,834               570,819              (4,874)       2,019,372            82,583                  -

          21,956        2,407,357               671,756              (6,343)       3,339,958            88,072            313,868



         435,443        6,417,856             1,229,935             368,670       11,141,276           878,861         40,630,667
        (706,562)        (171,017)              (11,949)             (1,103)      (1,108,369)          (10,284)          (526,416)
          (1,481)            (403)                    -                   -          (23,450)                -                (31)
         (19,235)        (167,118)              (97,474)             (6,935)        (579,695)           (5,191)          (280,402)
        (136,183)      (1,986,291)              (49,357)             (8,950)      (4,628,585)         (195,196)       (31,813,986)
        (128,426)      (1,038,531)              (93,687)            (41,522)      (2,628,217)          (89,869)        (1,987,469)
         (45,542)         (70,669)               (4,937)               (456)        (209,365)           (4,250)          (215,867)

        (601,986)       2,983,827               972,531             309,704        1,963,595           574,071          5,806,496

        (580,030)       5,391,184             1,644,287             303,361        5,303,553           662,143          6,120,364

      $1,689,069      $13,191,433            $1,960,477            $452,739      $30,767,163          $978,046        $14,455,480


                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

                          Year ended December 31, 1999

                                                                                  Putnam Global                 Putnam
                                                                                Asset Allocation                 Vista
                                                                                    Division                   Division
Net assets at January 1, 1999                                                          $ 75,231                 $123,051

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                          10,746                   59,899
   Net realized gains (losses) on investments                                             4,668                    5,780
   Change in net unrealized appreciation or depreciation of investments                  23,177                  181,556

Net increase (decrease) in net assets resulting from operations                          38,591                  247,235

Policy related transactions:
   Net premium payments, less sales charges and applicable premium
     taxes                                                                              441,210                  628,024
   Contract terminations and surrenders                                                  (2,330)                  (6,403)
   Death benefit payments                                                                     -                        -
   Policy loan transfers                                                                   (601)                  (5,925)
   Transfers to other contracts                                                         (85,053)                 (32,861)
   Cost of insurance and administration charges                                         (43,615)                 (55,310)
   Surrender charges                                                                       (963)                  (2,646)

Increase in net assets from policy related transactions                                 308,648                  524,879

Total increase                                                                          347,239                  772,114

Net assets at December 31, 1999                                                        $422,470                 $895,165


(1) Commenced operations May 1, 1999.





See accompanying notes.


      Putnam                                                   SmallCap           SmallCap           Stock
      Voyager          Real Estate          SmallCap            Growth              Value          Index 500          Utilities
     Division           Division            Division           Division           Division       Division (1)         Division

      $  899,548          $31,709            $  250,636          $  209,695         $144,138        $        -           $ 45,596


         135,809            3,193                83,640              13,915              771            47,864              7,994
          16,417             (785)               10,826              30,664            2,968               377              1,155
       2,300,449           (5,017)              145,118             705,827           78,477           321,029             (3,398)

       2,452,675           (2,609)              239,584             750,406           82,216           369,270              5,751



       6,453,995           62,476               782,251           1,479,309          496,663         6,494,864            477,154
         (30,704)            (586)               (2,802)             (7,272)          (6,635)          (13,946)              (842)
               -                -                     -                   -                -                 -                  -
         (47,124)             (75)               17,498             (95,917)            (518)            5,779             (9,038)
        (354,009)          (6,771)             (121,595)            (79,325)         (36,013)          (44,128)           (35,545)
        (619,356)         (10,279)              (65,306)            (92,641)         (53,548)         (101,362)           (45,444)
         (12,688)            (242)               (1,158)             (3,005)          (2,742)           (5,763)              (348)

       5,390,114           44,523               608,888           1,201,149          397,207         6,335,444            385,937

       7,842,789           41,914               848,472           1,951,555          479,423         6,704,714            391,688

      $8,742,337          $73,623            $1,099,108          $2,161,250         $623,561        $6,704,714           $437,284


                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

                          Year ended December 31, 1998

                                                                                                              Aggressive
                                                                                                                Growth
                                                                                    Combined                   Division

Net assets at January 1, 1998                                                      $ 57,094,676             $  3,915,455

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                       4,736,458                  527,171
   Net realized gains (losses) on investments                                         1,677,430                   11,214
   Change in net unrealized appreciation or depreciation of investments               1,393,781                  947,122

Net increase (decrease) in net assets resulting from operations                       7,807,669                1,485,507

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes            120,735,689               11,625,624
   Contract terminations and surrenders                                              (9,524,969)                (103,562)
   Death benefit payments                                                               (30,033)                  (2,799)
   Policy loan transfers                                                             (1,569,958)                (179,094)
   Transfers to other contracts                                                     (42,264,927)              (1,075,297)
   Cost of insurance and administration charges                                     (10,698,734)              (1,364,250)
   Surrender charges                                                                   (458,138)                 (57,543)

Increase in net assets from policy related transactions                              56,188,930                8,843,079

Total increase                                                                       63,996,599               10,328,586

Net assets at December 31, 1998                                                    $121,091,275              $14,244,041





See accompanying notes.


       Asset                                                    Capital           Fidelity      Fidelity Equity     Fidelity High
    Allocation          Balanced              Bond              Valule           Contrafund         Income             Income
     Division           Division            Division           Division           Division         Division           Division

      $  561,781       $5,707,028            $2,270,847         $11,822,941       $2,089,509        $1,018,314         $  329,510



          67,483          513,365               178,007           1,009,903          110,801            58,725             43,700
          (1,770)         161,523                33,503             281,655           12,594             5,628            (11,177)
          10,057          118,060               (19,726)            461,090        1,240,221           219,300            (81,364)

          75,770          792,948               191,784           1,752,648        1,363,616           283,653            (48,841)


       1,591,693        7,040,409             3,302,871          16,284,235        6,142,338         4,698,442          1,259,486
          (4,085)      (1,368,274)             (302,397)         (2,480,693)         (74,844)          (17,461)            (4,697)
               -             (517)               (1,856)             (6,646)            (402)           (3,431)            (1,170)
         (10,991)        (244,822)              (81,085)           (170,516)        (145,298)          (69,698)           (53,013)
        (480,701)      (1,287,295)           (1,034,053)         (2,543,349)        (678,221)         (572,136)          (318,315)
        (138,368)        (718,018)             (377,536)         (1,611,497)        (632,111)         (422,440)           (95,559)
          (2,270)         (42,270)              (15,330)            (75,181)         (41,586)           (9,702)            (2,610)

         955,278        3,379,213             1,490,614           9,396,353        4,569,876         3,603,574            784,122


       1,031,048        4,172,161             1,682,398          11,149,001        5,933,492         3,887,227            735,281


      $1,592,829       $9,879,189            $3,953,245         $22,971,942       $8,023,001        $4,905,541         $1,064,791


                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

                          Year ended December 31, 1998

                                                                                   Government
                                                                                   Securities                   Growth
                                                                                    Division                   Division

Net assets at January 1, 1998                                                        $  104,221               $  921,533

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                          97,510                   69,385
   Net realized gains (losses) on investments                                             1,370                    8,386
   Change in net unrealized appreciation or depreciation of investments                  (6,358)                 437,013

Net increase (decrease) in net assets resulting from operations                          92,522                  514,784

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes              3,283,931                4,050,726
   Contract terminations and surrenders                                                  (1,547)                 (24,252)
   Death benefit payments                                                                     -                        -
   Policy loan transfers                                                                 (9,130)                 (33,585)
   Transfers to other contracts                                                         (93,010)                (235,746)
   Cost of insurance and administration charges                                        (109,416)                (419,150)
   Surrender charges                                                                       (859)                 (13,475)

Increase in net assets from policy related transactions                               3,069,969                3,324,518

Total increase                                                                        3,162,491                3,839,302

Net assets at December 31, 1998                                                      $3,266,712               $4,760,835


(1) Commenced operations May 1, 1998.




See accompanying notes.

       High                               International                                             MidCap              Money
       Yield          International         SmallCap           MicroCap            MidCap           Growth             Market
     Division          Division           Division (1)       Division (1)         Division       Division (1)         Division

      $2,092,182       $2,716,270              $      -            $      -      $19,216,629          $     -        $  4,328,456



         185,849          308,919                   119                 294        1,344,070              (637)           222,792
          (1,713)           5,582                  (148)               (681)       1,170,701               249                  -
        (222,572)          (8,068)               15,012               1,093       (1,927,129)           28,009                  -

         (38,436)         306,433                14,983                 706          587,642            27,621            222,792


         654,374        6,275,718               334,028             158,559       15,747,739           306,597         36,243,366
        (223,218)         (52,096)                 (509)                  -       (4,608,554)              (24)          (258,565)
               -           (2,388)                    -                   -           (9,498)                -             (1,326)
          (2,756)         (93,812)                    -              (2,410)        (462,004)                -             (8,878)
         (82,650)        (623,489)              (18,167)             (2,484)      (2,445,385)           (4,378)       (30,709,128)
        (126,865)        (697,441)              (13,862)             (4,993)      (2,424,710)          (13,899)        (1,455,420)
          (3,532)         (28,946)                 (283)                  -         (138,249)              (14)           (26,181)

         215,353        4,777,546               301,207             148,672        5,659,339           288,282          3,783,868

         176,917        5,083,979               316,190             149,378        6,246,981           315,903          4,006,660

      $2,269,099       $7,800,249              $316,190            $149,378      $25,463,610          $315,903       $  8,335,116

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

                          Year ended December 31, 1998

                                                                                  Putnam Global                 Putnam
                                                                                Asset Allocation                 Vista
                                                                                  Division (1)               Division (1)

Net assets at January 1, 1998                                                           $     -                 $      -

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                            (120)                    (174)
   Net realized gains (losses) on investments                                               140                      252
   Change in net unrealized appreciation or depreciation of investments                   4,313                   20,737

Net increase in net assets resulting from operations                                      4,333                   20,815

Policy related transactions:
   Net premium payments, less sales charges and applicable premium
     taxes                                                                               76,196                  114,287
   Contract terminations and surrenders                                                       -                        -
   Death benefit payments                                                                     -                        -
   Policy loan transfers                                                                      -                        -
   Transfers to other contracts                                                          (1,426)                  (7,306)
   Cost of insurance and administration charges                                          (3,872)                  (4,745)
   Surrender charges                                                                          -                        -

Increase in net assets from policy related transactions                                  70,898                  102,236

Total increase                                                                           75,231                  123,051

Net assets at December 31, 1998                                                         $75,231                 $123,051


(1) Commenced operations May 1, 1998.




See accompanying notes.

        Putnam                                                         SmallCap
        Voyager             Real Estate           SmallCap              Growth            SmallCap Value           Utilities
     Division  (1)        Division  (1)         Division (1)         Division (1)          Division (1)          Division (1)

         $      -              $     -              $      -             $      -            $     -                 $     -



           (1,414)                 811                  (533)                (385)                257                    560
               45                  (64)                  (75)                 (20)               (136)                   372
          105,601                 (320)               11,967               31,970               5,416                  2,337

          104,232                  427                11,359               31,565               5,537                  3,269



          868,001               33,346               251,162              193,803             145,362                 53,396
              (93)                 (23)                  (25)                 (22)                (28)                     -
                -                    -                     -                    -                   -                      -
           (2,429)                   -                  (241)                   -                   -                   (196)
          (32,669)                (406)               (3,354)              (6,641)               (828)                (8,493)
          (37,442)              (1,622)               (8,251)              (8,998)             (5,889)                (2,380)
              (52)                 (13)                  (14)                 (12)                (16)                     -

          795,316               31,282               239,277              178,130             138,601                 42,327

          899,548               31,709               250,636              209,695             144,138                 45,596

         $899,548              $31,709              $250,636             $209,695            $144,138                $45,596

                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

                          Year ended December 31, 1997

                                                                                                              Aggressive
                                                                                                                Growth
                                                                                    Combined                 Division (1)

Net assets at January 1, 1997                                                       $29,345,018               $        -

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                       2,719,814                  406,348
   Net realized gains on investments                                                  1,992,490                    2,207
   Change in net unrealized appreciation or depreciation of investments               2,414,102                  (55,253)

Net increase in net assets resulting from operations                                  7,126,406                  353,302

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes             51,193,569                3,869,959
   Contract terminations and surrenders                                             (10,340,289)                  (5,409)
   Death benefit payments                                                               (35,772)                       -
   Policy loan transfers                                                               (990,280)                 (12,314)
   Transfers to other contracts                                                     (14,297,011)                 (56,802)
   Cost of insurance and administration charges                                      (4,726,082)                (225,959)
   Surrender charges                                                                   (180,883)                  (7,322)

Increase in net assets from policy related transactions                              20,623,252                3,562,153

Total increase                                                                       27,749,658                3,915,455

Net assets at December 31, 1997                                                     $57,094,676               $3,915,455



(1) Commenced operations February 1, 1997.




See accompanying notes.

       Asset                                                    Capital           Fidelity      Fidelity Equity     Fidelity High
    Allocation          Balanced              Bond              Valule           Contrafund         Income             Income
   Division (1)         Division            Division           Division         Division (1)     Division (1)       Division (1)


        $      -       $4,344,657            $1,642,800         $ 7,021,808       $        -        $       -            $      -



          52,311          457,569               121,465             936,861           (6,014)           (3,260)            (1,353)
             549          236,637                18,598             342,684              850               630              3,224
         (23,876)         104,396                55,567             895,157          115,040            72,538             20,931

          28,984          798,602               195,630           2,174,702          109,876            69,908             22,802


         562,968        3,035,179             1,595,001           6,782,066        2,125,905         1,018,045            369,108
             (15)      (1,398,821)             (414,701)         (2,651,564)            (666)             (740)              (262)
               -                -                     -              (8,829)               -                 -                  -
          (6,314)        (145,315)              (55,770)           (183,175)          (9,953)             (800)           (26,280)
            (690)        (454,671)             (434,583)           (441,824)         (24,082)           (9,962)           (20,415)
         (23,132)        (450,585)             (250,798)           (827,795)        (110,670)          (57,135)           (15,088)
             (20)         (22,018)               (6,732)            (42,448)            (901)           (1,002)              (355)

         532,797          563,769               432,417           2,626,431        1,979,633           948,406            306,708

         561,781        1,362,371               628,047           4,801,133        2,089,509         1,018,314            329,510

        $561,781       $5,707,028            $2,270,847         $11,822,941       $2,089,509        $1,018,314           $329,510


                        Principal Life Insurance Company
                         Variable Life Separate Account

                 Statements of Changes in Net Assets (continued)

                          Year ended December 31, 1997

                                                                                   Government
                                                                                   Securities                   Growth
                                                                                  Division (1)               Division (1)
Net assets at January 1, 1997                                                          $      -                 $     -

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                           5,227                   12,121
   Net realized gains on investments                                                         15                      299
   Change in net unrealized appreciation or depreciation of investments                  (3,162)                  30,996

Net increase (decrease) in net assets resulting from operations                           2,080                   43,416

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes                109,941                  938,351
   Contract terminations and surrenders                                                       -                     (168)
   Death benefit payments                                                                     -                        -
   Policy loan transfers                                                                      -                      (73)
   Transfers to other contracts                                                          (1,786)                  (1,396)
   Cost of insurance and administration charges                                          (6,014)                 (58,369)
   Surrender charges                                                                          -                     (228)

Increase in net assets from policy related transactions                                 102,141                  878,117

Total increase                                                                          104,221                  921,533

Net assets at December 31, 1997                                                        $104,221                 $921,533



(1) Commenced operations February 1, 1997.




See accompanying notes.

         High                                                            Money
         Yield             International           MidCap               Market
      Division             Division (1)           Division             Division

       $1,325,273           $        -           $13,704,998         $  1,305,482



          151,360              108,949               383,525               94,705
           19,548                  678             1,366,571                    -
          (27,928)            (165,660)            1,395,356                    -

          142,980              (56,033)            3,145,452               94,705


        1,100,347            3,053,987            11,608,767           15,023,945
         (254,148)              (1,601)           (5,304,517)            (307,677)
           (1,913)                   -               (25,030)                   -
          (38,855)             (20,879)             (430,694)             (59,858)
          (56,489)            (102,897)           (1,619,014)         (11,072,400)
         (121,092)            (154,140)           (1,777,795)            (647,510)
           (3,921)              (2,167)              (85,538)              (8,231)

          623,929            2,772,303             2,366,179            2,928,269

          766,909            2,716,270             5,511,631            3,022,974

       $2,092,182           $2,716,270           $19,216,629         $  4,328,456

                        Principal Life Insurance Company
                         Variable Life Separate Account

                          Notes to Financial Statements

                                December 31, 1999

1. Investment and Accounting Policies

Principal Life Insurance Company Variable Life Separate Account (the Separate Account) is a segregated investment account of Principal Life Insurance Company (Principal Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 1999, contractholder investment options include the following diversified open-end management investment companies:

   Principal Variable Contracts Fund, Inc. (4):             Principal Variable Contracts Fund, Inc. (4)
     Aggressive Growth Account (1)                          (continued):
     Asset Allocation Account (1)                             Small Cap Account (2)
     Balanced Account                                         SmallCap Growth Account (2)
     Bond Account                                             SmallCap Value Account (2)
     Capital Value Account                                    Stock Index 500 Account (3)
     Government Securities Account (1)                        Utilities Account (2)
     Growth Account (1)                                     Fidelity Variable Insurance Products Fund:
     High Yield Account                                       Equity Income Portfolio (1)
     International Account (1)                                High Income Portfolio (1)
     International SmallCap Account (2)                     Fidelity Variable Insurance Products Fund
     MicroCap Account (2)                                      II - Contrafund Portfolio (1)
     MidCap Account                                         Putnam Variable Trust:
     MidCap Growth Account (2)                                Global Asset Allocation Fund (2)
     Money Market Account                                     Vista Fund (2)
     Real Estate Account (2)                                  Voyager Fund (2)

(1) Additional investment option available to contractholders as of February 1, 1997.
(2) Additional investment option available to contractholders as of May 1, 1998.
(3) Additional investment option available to contractholders as of May 1, 1999.
(4)  Organized by Principal Life Insurance Company.

Investments are stated at the closing net asset values per share on December 31, 1999. The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

The Separate Account supports the following variable life insurance contracts of Principal Life: Flex Variable Life Contracts and PrinFlex Life Contracts. On July 1, 1999, Principal Life introduced a new product, Survivorship Variable Universal Life Insurance, which invests in the Separate Account.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)



1. Investment and Accounting Policies (continued)

Use of Estimates in the Preparation of Financial Statements

The preparation of the Separate Account's financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.


2. Expenses and Policy Charges

Principal Life is compensated for the following expenses and charges:

   Flex Variable Life Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .75% of the asset value of each policy. An annual administration charge of $57 for each policy and a cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for administrative and insurance expenses, respectively. The mortality and expense risk, annual administration, and insurance charges amounted to
   $214,984,  $174,324,  and  $1,994,681,   respectively,   in  1999;  $227,302,
   $210,067, and $2,225,738,  respectively, in 1998; and $236,727, $277,142, and
   $2,832,278, respectively, in 1997. A sales charge of 5.0% and a tax charge of 2.0% is deducted from each payment made on behalf of each participant. The sales and tax charge is deducted from the payments by Principal Life prior to their transfer to the Separate Account. In addition, a surrender charge up to a maximum of 25% of the minimum first year premium may be imposed upon total surrender or termination of a policy for insufficient value.

   PrinFlex Life Contracts (beginning in 1997) - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .90% of the asset value of each policy. A monthly administration charge of $.40 for each $1,000 of policy face amount will be deducted from policies in their first year. After the first policy year, the monthly administration charge is $6.00 per month. A cost of insurance charge, which is based on the Company's expected future mortality experience, is also deducted as compensation for insurance charges. The mortality and expense risk, administration, and insurance charges amounted to: $1,148,956, $1,744,117 and $14,262,468, respectively, in 1999; $509,501, $995,778 and
   $7,267,150,  respectively,  in 1998;  and $86,725,  $230,502 and  $1,386,160,
   respectively, in 1997. A sales charge of 2.75% of premiums less than or equal to target premium and .75% of premiums in excess of target is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is also deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)



2. Expenses and Policy Charges (continued)

     Survivorship Variable Universal Life Contracts (beginning in 1999) - Mortality and expenses risk assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .80% of the asset value of each policy. There is a monthly administration charge of $8.00. An additional monthly administration charge in the first ten years (and ten years after an increase in the face amount) of $.07 per $1,000 of face amount. The charge of $.07 is increased by $.005 per $1,000 for each insurer classified as smoker. A cost of insurance charge, which is based on the Company's expected future mortality experience, is also deducted as compensation for insurance charges. The mortality and expense risk, administration and insurance charges amounted to $3,970, $30,083 and $26,149, respectively, during the year ended December 31, 1999. A sales charge of 5.0% of premiums less than or equal to target premium and 2.0% of premiums in excess of target is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sale and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.


3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.

                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)



4. Purchases and Sales of Investment Securities

The aggregate units and cost of purchases and proceeds from sales of investments were as follows:

                                                                          Year ended December 31, 1999

                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed

Aggressive Growth Division:
   PrinFlex Life                                   970,302           $18,208,064                 331,686           $5,543,887
   Survivorship Variable Universal Life              7,867                94,528                     732                8,432

                                                   978,169            18,302,592                 332,418            5,552,319
Asset Allocation Division:
   PrinFlex Life                                   126,145             1,964,356                  55,304              741,949
   Survivorship Variable Universal Life             15,103               164,337                     203                2,120

                                                   141,248             2,128,693                  55,507              744,069
Balanced Division:
   Flex Variable Life                               32,343             1,253,440                  31,633              977,440
   PrinFlex Life                                   385,145             5,654,313                 225,867            2,977,675
   Survivorship Variable Universal Life              8,197                85,151                     155                1,532

                                                   425,685             6,992,904                 257,655            3,956,647
Bond Division:
   Flex Variable Life                               21,722               638,489                  24,329              584,331
   PrinFlex Life                                   385,603             4,786,951                 139,681            1,628,875
   Survivorship Variable Universal Life              4,133                43,317                      72                  726

                                                   411,458             5,468,757                 164,082            2,213,932
Capital Value Division:
   Flex Variable Life                               58,379             3,417,091                  44,706            1,759,412
   PrinFlex Life                                   865,446            14,950,191                 424,784            6,209,297
   Survivorship Variable Universal Life              5,115                50,729                     822                7,735

                                                   928,940            18,418,011                 470,312            7,976,444
Fidelity Contrafund Division:
   PrinFlex Life                                   784,899            13,802,563                 194,124            3,317,646
   Survivorship Variable Universal Life             14,058               141,995                     340                3,542

                                                   798,957            13,944,558                 194,464            3,321,188
Fidelity Equity Income Division:
   PrinFlex Life                                   442,641             6,654,870                 161,414            2,328,152
   Survivorship Variable Universal Life              6,673                63,501                      65                  624

                                                   449,314             6,718,371                 161,479            2,328,776
Fidelity High Income Division:
   PrinFlex Life                                    86,113             1,116,094                  51,793              611,648

Government Securities Division:
   PrinFlex Life                                   194,406             2,480,309                 209,054            2,462,106
   Survivorship Variable Universal Life              6,834                71,341                   3,590               36,630

                                                   201,240             2,551,650                 212,644            2,498,736


                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)



4. Purchases and Sales of Investment Securities (continued)

                                                                          Year ended December 31, 1999

                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed
Growth Division:
   PrinFlex Life                                 454,302              $7,156,190                 154,162           $2,398,898
   Survivorship Variable Universal Life              4,616                48,392                      84                  860

                                                   458,918             7,204,582                 154,246            2,399,758
High Yield Division:
   Flex Variable Life                               20,298               591,968                  48,184            1,053,406

International Division:
   PrinFlex Life                                   492,014             7,894,576                 272,765            3,522,604
   Survivorship Variable Universal Life              3,556                41,864                      36                  386

                                                   495,570             7,936,440                 272,801            3,522,990
International SmallCap Division:
   PrinFlex Life                                    95,274             1,287,791                  19,712              263,257
   Survivorship Variable Universal Life              1,484                19,838                      17                  217

                                                    96,758             1,307,629                  19,729              263,474
MicroCap Division:
   PrinFlex Life                                    42,361               346,589                   7,556               61,540
   Survivorship Variable Universal Life              2,583                22,694                       5                   47

                                                    44,944               369,283                   7,561               61,587
MidCap Division:
   Flex Variable Life                               69,891             3,419,307                  78,806            3,282,474
   PrinFlex Life                                   669,400             9,125,936                 492,907            6,123,791
   Survivorship Variable Universal Life                232                 2,437                       4                   44

                                                   739,523            12,547,680                 571,717            9,406,309
MidCap Growth Division:
   PrinFlex Life                                    90,323               878,244                  32,058              309,719
   Survivorship Variable Universal Life                236                 2,184                      15                  150

                                                    90,559               880,428                  32,073              309,869
Money Market Division:
   Flex Variable Life                               22,657               399,399                   8,313              140,760
   PrinFlex Life                                 3,259,754            37,186,165               2,946,933           33,194,646
   Survivorship Variable Universal Life            339,308             3,452,703                 155,990            1,582,499

                                                 3,621,719            41,038,267               3,111,236           34,917,905
Putnam Global Asset Allocation Division:
   PrinFlex Life                                    37,942               413,030                  12,194              134,797
   Survivorship Variable Universal Life              3,901                41,312                      14                  151

                                                    41,843               454,342                  12,208              134,948
Putnam Vista Division:
   PrinFlex Life                                    52,210               681,239                   8,751              106,029
   Survivorship Variable Universal Life                782                 9,644                       6                   76

                                                    52,992               690,883                   8,757              106,105

                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)



4. Purchases and Sales of Investment Securities (continued)

                                                                          Year ended December 31, 1999
                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed
Putnam Voyager Division:
   PrinFlex Life                                   505,025          $  6,504,503                  86,311          $ 1,091,791
   Survivorship Variable Universal Life             10,457               114,740                     124                1,528

                                                   515,482             6,619,243                  86,435            1,093,319
Real Estate Division:
   PrinFlex Life                                     6,892                65,261                   2,042               18,329

SmallCap Division:
   PrinFlex Life                                    82,373               858,971                  19,001              178,081
   Survivorship Variable Universal Life                997                11,754                      11                  117

                                                    83,370               870,725                  19,012              178,198
SmallCap Growth Division:
   PrinFlex Life                                   105,937             1,480,349                  19,878              283,342
   Survivorship Variable Universal Life              1,414                18,203                      10                  146

                                                   107,351             1,498,552                  19,888              283,488
SmallCap Value Division:
   PrinFlex Life                                    50,737               461,462                  11,295              102,194
   Survivorship Variable Universal Life              3,695                38,793                       8                   83

                                                    54,432               500,255                  11,303              102,277
Stock Index 500 Division:
   PrinFlex Life                                   621,329             6,531,558                  17,000              174,277
   Survivorship Variable Universal Life              2,600                26,786                      72                  759

                                                   623,929             6,558,344                  17,072              175,036
Utilities Division:
   PrinFlex Life                                    39,617               471,468                   7,891               93,083
   Survivorship Variable Universal Life              1,571                15,596                       5                   50

                                                    41,188               487,064                   7,896               93,133

                                                11,516,892          $165,262,576               6,302,514          $83,323,890



                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)



4. Purchases and Sales of Investment Securities (continued)

                                                                          Year ended December 31, 1998

                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed
Aggressive Growth Division:
   PrinFlex Life                                   861,317           $12,227,704                211,314            $2,857,454
Asset Allocation Division:
   PrinFlex Life                                   131,206             1,668,350                 53,260               645,589
Balanced Division:
   Flex Variable Life                               36,816             1,264,339                 71,643             2,030,576
   PrinFlex Life                                   490,842             6,352,561                138,126             1,693,746

                                                   527,658             7,616,900                209,769             3,724,322
Bond Division:
   Flex Variable Life                               55,198             1,406,724                 53,470             1,271,250
   PrinFlex Life                                   174,764             2,098,649                 49,437               565,502

                                                   229,962             3,505,373                102,907             1,836,752
Capital Value Division:
   Flex Variable Life                               69,516             2,942,517                 96,955             3,533,172
   PrinFlex Life                                 1,007,229            14,488,359                257,693             3,491,448

                                                 1,076,745            17,430,876                354,648             7,024,620
Fidelity Contrafund Division:
   PrinFlex Life                                   457,546             6,291,010                120,504             1,610,333
Fidelity Equity Income Division:
   PrinFlex Life                                   361,409             4,781,646                 86,079             1,119,347
Fidelity High Income Division:
   PrinFlex Life                                   109,968             1,310,358                 41,948               482,536
Government Securities Division:
   PrinFlex Life                                   286,524             3,395,601                 19,932               228,122
Growth Division:
   PrinFlex Life                                   303,006             4,142,276                 55,628               748,373
High Yield Division:
   Flex Variable Life                               29,675               857,141                 20,132               455,939
International Division:
   PrinFlex Life                                   530,953             6,632,041                131,554             1,545,576
International SmallCap Division:
   PrinFlex Life                                    38,901               334,880                  3,976                33,554
MicroCap Division:
   PrinFlex Life                                    19,585               159,179                  1,311                10,213
MidCap Division:
   Flex Variable Life                              103,942             4,846,657                183,301             7,449,571
   PrinFlex Life                                   943,646            12,430,779                229,365             2,824,456
                                                 1,047,588            17,277,436                412,666            10,274,027
Mid-Cap Growth Division:
   PrinFlex Life                                    34,735               306,597                  2,195                18,952
Money Market Division:
   Flex Variable Life                               39,955               657,300                 49,712               795,271
   PrinFlex Life                                 3,322,020            35,876,706              2,964,012            31,732,075

                                                 3,361,975            36,534,006              3,013,724            32,527,346

                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)



4. Purchases and Sales of Investment Securities (continued)

                                                                          Year ended December 31, 1998

                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed
Putnam Global Asset Allocation Division:
   PrinFlex Life                                     7,867          $     76,195                    562           $     5,417
Putnam Vista Division;
   PrinFlex Life                                    13,042               114,287                  1,330                12,225
Putnam Voyager Division:
   PrinFlex Life                                    90,896               868,001                  7,931                74,099
Real Estate Division:
   PrinFlex Life                                     3,623                34,212                    233                 2,119
SmallCap Division:
   PrinFlex Life                                    33,031               251,186                  1,679                12,442
SmallCap Growth Division:
PrinFlex Life                                       22,252               193,803                  1,822                16,058
SmallCap Value Division:
   PrinFlex Life                                    17,813               145,873                    878                 7,015
Utilities Division:
   PrinFlex Life                                     4,976                54,019                  1,032                11,132

                                                 9,602,253          $126,208,950              4,857,014           $65,283,562




                                                                          Year ended December 31, 1997

                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed
Aggressive Growth Division:
   PrinFlex Life                                   343,834          $  4,288,340                 27,761           $   319,839
Asset Allocation Division:
   PrinFlex Life                                    51,667               616,979                  2,856                31,871
Balanced Division:
   Flex Variable Life                               67,360             2,010,011                 95,006             2,391,024
   PrinFlex Life                                   128,270             1,521,439                 10,602               119,088

                                                   195,630             3,531,450                105,608             2,510,112
Bond Division:
   Flex Variable Life                               51,436             1,162,750                 52,293             1,098,247
   PrinFlex Life                                    51,729               568,518                  7,380                79,139

                                                   103,165             1,731,268                 59,673             1,177,386
Capital Value Division:
   Flex Variable Life                              119,379             4,364,014                127,882             3,865,122
   PrinFlex Life                                   281,944             3,424,513                 30,266               360,113

                                                   401,323             7,788,527                158,148             4,225,235
Fidelity Contrafund Division:
   PrinFlex Life                                   185,497             2,125,905                 13,013               152,286
Fidelity Equity Income Division:
   PrinFlex Life                                    89,263             1,018,045                  6,221                72,899
Fidelity High Income Division:
   PrinFlex Life                                    34,237               369,108                  5,629                63,753




           Principal Life Insurance Company
            Variable Life Separate Account

       Notes to Financial Statements (continued)



4. Purchases and Sales of Investment Securities
   (continued)
                                                                          Year ended December 31, 1997

                                                   Units                Amount                 Units                Amount
                                                 Purchased             Purchased             Redeemed              Redeemed
Government Securities Division:
   PrinFlex Life                                    10,283          $    115,306                    745           $     7,938
Growth Division:
   PrinFlex Life                                    81,327               952,971                  5,376                62,733
High Yield Division:
   Flex Variable Life                               52,320             1,263,141                 23,011               487,852
International Division:
   PrinFlex Life                                   273,767             3,172,214                 26,010               290,962
MidCap Division:
   Flex Variable Life                              180,420             6,880,578                240,515             8,968,075
   PrinFlex Life                                   442,300             5,239,657                 33,607               402,455

                                                   622,720            12,120,235                274,122             9,370,530
Money Market Division:
   Flex Variable Life                              158,768             2,472,127                213,736             3,276,766
   PrinFlex Life                                 1,225,077            12,671,220                859,324             8,843,607

                                                 1,383,845            15,143,347              1,073,060            12,120,373

                                                 3,828,878           $54,236,836              1,781,233           $30,893,769




5. Year 2000 Issues (Unaudited)

As of January 31, 2000, virtually all of the major technology systems, processes and infrastructure, including those which rely on third party vendors used by Principal Life and other service providers of the Separate Account appear to be operating smoothly following the rollover to the Year 2000. Principal Life has experienced no significant interruptions to normal business operations, including the processing of customer account data and transactions. Principal Life will continue its Year 2000 vigilance into early 2001.

Based on the performance of its major technology systems to date, ongoing plans to deal with external relationships, and contingency plans, Principal Life believes that in the worst case scenario it will experience, at most, isolated and insignificant disruptions of business processes as a result of Year 2000 issues. Such disruptions are not expected to have a material effect on the Separate Account's future results of operations, liquidity, or financial condition.


                         Report of Independent Auditors







The Board of Directors
Principal Life Insurance Company


We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (the Company, an indirect wholly-owned subsidiary of Principal Mutual Holding Company) as of December 31, 1999 and 1998, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 1999 and 1998, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Des Moines, Iowa
January 31, 2000



                        Principal Life Insurance Company

                      Consolidated Statements of Operations




                                                                         Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------
                                                                              (In Millions)
Revenues
Premiums and other considerations                                   $3,152        $3,409        $4,668
Fees and other revenue                                               1,125           992           881
Net investment income                                                2,777         2,806         2,937
Net realized capital gains                                             459           466           176
Contribution from closed block                                          11            13             -
                                                                ------------------------------------------
Total revenues                                                       7,524         7,686         8,662

Expenses
Policy and contract benefits                                         4,210         4,500         5,271
Change in future policy benefits and
   contractholder funds                                                415           277           361
Dividends to policyholders                                               9           155           299
Operating expenses                                                   1,757         2,015         2,036
                                                                ------------------------------------------
                                                                ------------------------------------------
Total expenses                                                       6,391         6,947         7,967
                                                                ------------------------------------------

Income before income taxes                                           1,133           739           695

Income taxes                                                           323            44           241
                                                                ------------------------------------------
                                                                ==========================================
Net income                                                          $  810        $  695        $  454
                                                                ==========================================



See accompanying notes.




                        Principal Life Insurance Company

                  Consolidated Statements of Financial Position


                                                                                        December 31
                                                                                     1999         1998
                                                                                 ---------------------------
                                                                                 ---------------------------
                                                                                       (In Millions)
Assets
Fixed maturities, available-for-sale                                                $21,660      $21,006
Equity securities, available-for-sale                                                   864        1,102
Mortgage loans                                                                       12,296       12,091
Real estate                                                                           2,212        2,585
Policy loans                                                                             28           25
Other investments                                                                       637          349
                                                                                 ---------------------------
Total investments                                                                    37,697       37,158

Cash and cash equivalents                                                               362          461
Accrued investment income                                                               408          375
Deferred policy acquisition costs                                                       792          456
Property and equipment                                                                  458          451
Goodwill and other intangibles                                                          152          161
Premiums due and other receivables                                                      284          261
Mortgage loan servicing rights                                                        1,081          778
Closed block assets                                                                   4,318        4,251
Separate account assets                                                              33,307       29,009
Other assets                                                                            451          582
                                                                                 ---------------------------
                                                                                 ===========================
Total assets                                                                        $79,310      $73,943
                                                                                 ===========================
                                                                                 ===========================

Liabilities
Contractholder funds                                                                $24,523      $23,339
Future policy benefits and claims                                                     7,623        7,082
Other policyholder funds                                                                271          293
Short-term debt                                                                           -          200
Long-term debt                                                                          834          671
Income taxes currently payable                                                           15           27
Deferred income taxes                                                                   159          497
Closed block liabilities                                                              5,395        5,299
Separate account liabilities                                                         33,307       29,009
Other liabilities                                                                     2,232        2,057
                                                                                 ---------------------------
                                                                                 ---------------------------
Total liabilities                                                                    74,359       68,474

Stockholder's equity
Common stock, par value $1 per share - authorized  5,000,000 shares,  issued and outstanding 2,500,000 shares (wholly owned indirectly by Principal Mutual
   Holding Company)                                                                       3            3
Retained earnings                                                                     5,110        4,749
Accumulated other comprehensive income (loss):
   Net unrealized gains (losses) on available-for-sale securities                      (102)         746
   Net foreign currency translation adjustment                                          (60)         (29)
                                                                                 ---------------------------
                                                                                 ---------------------------
Total stockholder's equity                                                            4,951        5,469
                                                                                 ---------------------------
                                                                                 ===========================
Total liabilities and stockholder's equity                                          $79,310      $73,943
                                                                                 ===========================

See accompanying notes.




                        Principal Life Insurance Company

                 Consolidated Statements of Stockholder's Equity



                                                            Net Unrealized
                                                          Gains (Losses) on      Net Foreign
                                                          Available-for-Sale      Currency            Total
                                    Common     Retained       Securities         Translation      Stockholder's
                                     Stock     Earnings                          Adjustment          Equity
                                  -------------------------------------------------------------------------------
                                                                  (In Millions)
   Balances at January 1, 1997         $-       $3,803          $   860             $  (9)            $4,654
   Comprehensive income:
     Net income                         -          454                -                 -                454
     Net change in unrealized
       gains and losses on fixed
       maturities,                      -            -              197                 -                197
       available-for-sale
     Net change in unrealized
       gains and losses on
       equity securities,               -            -              118                 -                118
       available-for-sale
     Adjustments for assumed
       changes in amortization
       patterns:
       Deferred policy
         acquisition costs              -            -              (44)                -                (44)
       Unearned revenue reserves        -            -                4                 -                  4
     Provision for deferred
       income taxes                     -            -              (97)                -                (97)
     Change in net foreign
       currency translation             -            -                -                (2)                (2)
       adjustment
                                                                                                 ----------------
   Comprehensive income                                                                                  630
                                  -------------------------------------------------------------------------------
   Balances at December 31, 1997        -        4,257            1,038               (11)             5,284
   Issuance of 2,500,000 shares
     of common stock to parent
     holding company                    3           (3)              -                  -                  -
   Dividend to parent holding           -         (200)              -                  -               (200)
     company
   Comprehensive income:
     Net income                         -          695               -                  -                695
     Net change in unrealized
       gains and losses on fixed
       maturities,                      -            -            (203)                 -               (203)
       available-for-sale
     Net change in unrealized
       gains and losses on
       equity securities,
       available-for-sale,              -            -            (292)                 -               (292)
       including seed money in
       separate accounts
     Adjustments for assumed
       changes in amortization
       patterns:
       Deferred policy
         acquisition costs              -            -              37                  -                 37
       Unearned revenue reserves        -            -              (4)                 -                 (4)
     Provision for deferred
       income tax benefit               -            -             170                  -                170
     Change in net foreign
       currency translation             -            -               -                (18)               (18)
       adjustment
                                                                                                 ----------------
   Comprehensive income                                                                                  385
                                  -------------------------------------------------------------------------------
   Balances at December 31, 1998        3        4,749             746                (29)             5,469



                        Principal Life Insurance Company

           Consolidated Statements of Stockholder's Equity (continued)




                                                            Net Unrealized
                                                          Gains (Losses) on      Net Foreign
                                                          Available-for-Sale      Currency            Total
                                    Common     Retained       Securities         Translation      Stockholder's
                                     Stock     Earnings                          Adjustment          Equity
                                  -------------------------------------------------------------------------------
                                                                  (In Millions)

   Balances at January 1, 1999         $3       $4,749          $  746              $ (29)            $5,469
   Dividend to parent holding           -         (449)              -                  -               (449)
     company
   Comprehensive loss:
     Net income                         -          810               -                  -                810
     Net change in unrealized
       gains and losses on fixed
       maturities,                      -            -          (1,375)                 -             (1,375)
       available-for-sale
     Net change in unrealized
       gains and losses on
       equity securities,
       available-for-sale,              -            -            (142)                 -               (142)
       including seed money in
       separate accounts
     Adjustments for assumed
       changes in amortization
       patterns:
       Deferred policy
         acquisition costs                           -             246                  -                246
       Unearned revenue reserves                     -             (30)                 -                (30)
     Provision for deferred
       income tax benefit                            -             453                  -                453
     Change in net foreign
       currency translation                          -               -                (31)               (31)
       adjustment
                                                                                                 ----------------
   Comprehensive loss                                                                                    (69)
                                  ===============================================================================
   Balances at December 31, 1999       $3       $5,110         $  (102)              $(60)            $4,951
                                  ===============================================================================



See accompanying notes.




                        Principal Life Insurance Company

                      Consolidated Statements of Cash Flows




                                                                              Year ended December 31
                                                                          1999         1998         1997
                                                                      ---------------------------------------
                                                                                  (In Millions)
Operating activities
Net income                                                             $     810   $     695      $   454
Adjustments to reconcile net income to net cash provided by
   operating activities:
   Amortization of deferred policy acquisition costs                          76         170          170
   Additions to deferred policy acquisition costs                           (254)       (229)        (213)
   Gain on sales of subsidiaries                                             (11)         (6)         (14)
   Accrued investment income                                                 (33)         24            7
   Premiums due and other receivables                                        (21)         87          (78)
   Contractholder and policyholder liabilities and dividends
                                                                           1,430       1,489        1,396
   Current and deferred income taxes                                         103        (265)          96
   Net realized capital gains                                               (459)       (466)        (176)
   Depreciation and amortization expense                                      72         100          117
   Change in closed block operating assets and
     liabilities, net                                                        174         230            -
   Other                                                                     163         115         (185)
                                                                      ---------------------------------------
Net adjustments                                                            1,240       1,249        1,120
                                                                      ---------------------------------------
Net cash provided by operating activities                                  2,050       1,944        1,574

Investing activities Available-for-sale securities:
   Purchases                                                             (10,956)     (7,141)      (7,478)
   Sales                                                                   6,852       5,684        7,475
   Maturities                                                              2,500       1,377        1,204
Mortgage loans acquired or originated                                    (16,503)    (14,162)      (9,925)
Mortgage loans sold or repaid                                             16,242      14,414        8,977
Net change in mortgage servicing rights                                     (307)       (387)        (144)
Real estate acquired                                                        (449)       (436)        (309)
Real estate sold                                                             870         662          198
Net change in property and equipment                                         (20)        (20)           -
Change in closed block investments, net                                     (169)       (201)           -
Proceeds from sales of subsidiaries                                           42          96           35
Purchases of interest in subsidiaries, net of cash acquired                  (13)       (218)         (99)
Net change in other investments                                             (260)       (249)         (83)
                                                                      ---------------------------------------
Net cash used in investing activities                                     (2,171)       (581)        (149)





                        Principal Life Insurance Company

                Consolidated Statements of Cash Flows (continued)



                                                                              Year ended December 31
                                                                          1999         1998         1997
                                                                      ---------------------------------------
                                                                                  (In Millions)
Financing activities
Issuance of debt                                                       $     203    $     243     $     75
Principal repayments of debt                                                 (40)         (51)         (28)
Proceeds of short-term borrowings                                          4,952        8,628        5,089
Repayment of short-term borrowings                                        (4,896)      (8,924)      (4,974)
Dividend paid to parent holding company                                     (441)        (140)           -
Investment contract deposits                                               5,325        5,854        4,134
Investment contract withdrawals                                           (5,081)      (7,058)      (5,446)
                                                                      ---------------------------------------
Net cash provided by (used in) financing activities                           22       (1,448)      (1,150)
                                                                      ---------------------------------------

Net increase (decrease) in cash and cash equivalents                         (99)         (85)         275

Cash and cash equivalents at beginning of year                               461          546          271
                                                                      =======================================
Cash and cash equivalents at end of year                               $     362    $     461      $   546
                                                                      =======================================

Schedule of noncash operating and investing activities
Dividend of net noncash assets and liabilities of Princor Financial
   Services Corporation to Principal Financial Services, Inc. on
   April 1, 1999                                                       $      12
                                                                      =============
Thefollowing  noncash  assets and  liabilities  were  transferred  to the Closed
   Block as a result of the July 1, 1998 mutual holding company formation:
   Operating activities:
     Accrued investment income                                                     $       59
     Deferred policy acquisition costs                                                    697
     Other assets                                                                          12
     Future policy benefits and claims                                                 (4,545)
     Other policyholder funds                                                              (7)
     Policyholder dividends payable                                                      (388)
     Other liabilities                                                                   (173)
                                                                                   -------------
   Total noncash operating activities (4,345) Investing activities:
     Fixed maturities, available-for-sale                                               1,562
     Mortgage loans                                                                     1,027
     Policy loans                                                                         736
     Other investments                                                                      1
                                                                                   -------------
   Total noncash investing activities                                                   3,326
                                                                                   =============
   Total noncash operating and investing activities                                   $(1,019)
                                                                                   =============

Net transfer of noncash assets and liabilities of Principal Health
   Care Inc. on April 1, 1998 in exchange for common shares of
   Coventry Health Care, Inc.                                                        $   (160)
                                                                                   =============

See accompanying notes.




                        Principal Life Insurance Company

                   Notes to Consolidated Financial Statements

                                December 31, 1999


1. Nature of Operations and Significant Accounting Policies

Reorganization

Effective July 1, 1998, Principal Mutual Life Insurance Company formed a mutual insurance holding company ("Principal Mutual Holding Company") and converted to a stock life insurance company ("Principal Life Insurance Company"). All of the shares of Principal Life Insurance Company were issued to Principal Mutual
Holding Company through two newly formed intermediate holding companies, Principal Financial Group, Inc. and Principal Financial Services, Inc. The reorganization itself did not have a material financial impact on Principal Life Insurance Company and its consolidated subsidiaries, as the net assets so transferred to achieve the change in legal organization were accounted for at historical carrying amounts in a manner similar to that in pooling-of-interests accounting.

Description of Business

Principal  Life  Insurance  Company  and  its  consolidated  subsidiaries  ("the
Company") is a diversified financial services organization engaged in the marketing and management of life insurance, annuity, health, pension and other financial products and services, primarily in the United States.

Basis of Presentation

The accompanying consolidated financial statements of the Company and its majority-owned subsidiaries have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). Less than majority-owned entities in which the Company has at least a 20% interest are reported on the equity basis in the consolidated statements of financial position as other investments. All significant intercompany accounts and transactions have been eliminated.

Total assets of the unconsolidated entities amounted to $2.3 billion at December 31, 1999 and $2.2 billion at December 31, 1998. Total revenues of the unconsolidated entities were $2.0 billion in 1999, $1.8 billion in 1998 and $294 million in 1997. During 1999, 1998 and 1997, the Company included $108 million, $18 million and $19 million, respectively, in net investment income representing the Company's share of current year net income of the unconsolidated entities.

Closed Block

In conjunction with the formation of the mutual insurance holding company, the Company established a Closed Block for the benefit of certain classes of individual participating and dividend-paying policies in force on that date. The Closed Block was designed to provide reasonable assurance to policyholders included therein that, after



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

the Reorganization, assets would be available to maintain the aggregate dividend scales in effect for 1997 if the experience underlying such scales continued. Assets were allocated to the Closed Block in amounts such that their cash flows together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such policies, including provisions for payment of claims, certain expenses, charges and taxes, and to provide for the continuation of aggregate dividend scales in accordance with the 1997 policy dividend scales if the experience underlying such scales continued, and to allow for appropriate adjustments in such scales if the experience changes.

Assets allocated to the Closed Block inure to the benefits of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held by the Company. The Company will continue to pay guaranteed benefits under all policies, including the policies included in the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, the Company will be required to make such payments from its general funds.

The contribution to the operating income of the Company from the Closed Block is reported as a single line item in the statement of operations. Accordingly, premiums, net investment income, realized capital gains (losses), policyholder benefits and dividends attributable to the Closed Block, less certain expenses and charges and the amortization of deferred policy acquisition costs, are shown as a net number under the caption "Contribution from the Closed Block." This results in material reductions in the respective line items in the statement of operations while having no effect on net income. All assets allocated to the Closed Block are grouped together and shown as a separate item entitled "Closed Block assets"; and all liabilities attributable to the Closed Block are combined and disclosed as the "Closed Block liabilities". The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in operating income or other comprehensive income over the period the policies and contracts in the Closed Block remain in force.

The Contribution from the Closed Block does not represent the total profitability attributable to the policies included in the Closed Block. Certain expenses attributable to the policies included in the Closed Block and commissions on these policies are not included in the reported Contribution from the Closed Block, but rather are included in operating expenses consistent with the initial regulatory funding of the Closed Block. Consequently, the assets needed to fund the Closed Block are less than the total accumulated assets attributable to the policies included in the Closed Block. Income on the assets held outside of the Closed Block is included in net investment income and not included in the Contribution from the Closed Block.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates in the Preparation of Financial Statements

The preparation of the Company's consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

Investments in fixed maturities and equity securities are classified as available-for-sale and, accordingly, are carried at fair value. (See Note 12 for policies related to the determination of fair value.) The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities is adjusted for declines in value that are other than temporary. For the loan-backed and structured securities included in the bond portfolio, the Company recognizes income using a constant effective yield based on currently anticipated prepayments as determined by broker-dealer surveys or internal estimates and the estimated lives of the securities.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the loan balances or fair market values of the properties at the time of foreclosure. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. The Company recognizes impairment losses for its properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced accordingly. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported as net realized capital losses.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Commercial and residential mortgage loans are reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, and net of valuation allowances. Any changes in the valuation allowances are reported as net realized capital gains (losses). The Company measures impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. The Company includes residential mortgage loans held for sale in the amount of $432 million and $743 million and commercial mortgage loans held for sale in the amount of $280 million and $22 million at December 31, 1999 and 1998, respectively, which are carried at lower of cost or fair value and reported as mortgage loans in the statements of financial position.

Net realized capital gains and losses on investments are determined using the specific identification basis.

Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Derivatives

Derivatives are generally held for purposes other than trading and are primarily used to hedge or reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, derivatives are used to change the characteristics of the Company's asset/liability mix consistent with the Company's risk management activities.

The Company's risk of loss is typically limited to the fair value of its derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. The Company is also exposed to credit losses in the event of nonperformance of the counterparties. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits.

The Company's use of derivatives is further described in Note 4. The net interest effect of interest rate and currency swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The cost of other derivative contracts is amortized over the life of the contracts and classified with the results of the underlying hedged item. Certain contracts are designated as hedges of specific assets and, to the extent those assets are marked to market, the hedge contracts are also marked to market and included as an adjustment of the underlying asset value. Other contracts are designated and accounted for as hedges of certain liabilities and are not marked to market.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce the Company's exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the changes in value of the derivatives are included in net income.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims, and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating and traditional life insurance policies. Investment contracts are contractholders' funds on deposit with the Company and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest.

Reserves for universal life insurance contracts are equal to cumulative premiums less charges plus credited interest which represents the account balances that accrue to the benefit of the policyholders. Reserves for non-participating term life insurance contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally vary by plan, year of issue and policy duration. Investment yield is based on the Company's experience. Mortality, morbidity and withdrawal rate assumptions are based on experience of the Company and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rate and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, the Company believes that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Recognition of Premiums, Fees and Benefits

Traditional individual life and health insurance products include those products with fixed and guaranteed premiums and benefits, and consist principally of whole life and term life insurance policies and certain immediate annuities with life contingencies. Premiums from these products are recognized as premium revenue when due.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Some group contracts allow for premiums to be adjusted to reflect emerging experience. Such adjusted premiums are recognized in the period that the related experience emerges. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided.

Related policy benefits and expenses for individual and group life and health insurance products are associated with earned premiums and result in the recognition of profits over the expected lives of the policies and contracts.

Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject the Company to risks arising from policyholder mortality or morbidity, and consist primarily of Guaranteed Investment Contracts ("GICs") and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Deferred Policy Acquisition Costs

Commissions and other costs (underwriting, issuance and agency expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Acquisition costs that are not deferrable and maintenance costs are charged to operations as incurred.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Deferred policy acquisition costs for universal life-type insurance contracts and participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. This amortization is adjusted retrospectively when estimates of current or future gross profits and margins to be realized from a group of products and contracts are revised. The deferred policy acquisition costs of non-participating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs would be written off to the extent that it is determined that future policy premiums and investment income or gross profit margins would not be adequate to cover related losses and expenses.

Reinsurance

The Company enters into reinsurance agreements with other companies in the normal course of business. The Company may assume reinsurance from or cede reinsurance to other companies. Premiums and expenses are reported net of reinsurance ceded. The Company is contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. To minimize the possibility of losses, the Company evaluates the financial condition of its reinsurers and continually monitors concentrations of credit risk.

The effect of reinsurance on premiums and other considerations and policy and contract benefits and changes in reserves is as follows (in millions):

                                                                         Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------
   Premiums and other considerations:
     Direct                                                         $3,187        $3,390        $4,601
     Assumed                                                             4            59           106
     Ceded                                                             (39)          (40)          (39)
                                                                ==========================================
   Net premiums and other considerations                            $3,152        $3,409        $4,668
                                                                ==========================================

   Policy and contract benefits and changes in reserves:
     Direct                                                         $4,656        $4,739        $5,596
     Assumed                                                            (1)           66           102
     Ceded                                                             (30)          (28)          (66)
                                                                ------------------------------------------
   Net policy and contract benefits and changes in reserves
                                                                    $4,625        $4,777        $5,632
                                                                ==========================================




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Effective July 1, 1998, the Company no longer participates in reinsurance pools related to the Federal Employee Group Life Insurance and Service Group Life Insurance programs. In 1997, the premium assumed from these arrangements was approximately $85 million.

Guaranty-fund Assessments

Guaranty-fund assessments are accrued for anticipated assessments, which are estimated using data available from various industry sources that monitor the current status of open and closed insolvencies. The Company has also established an other asset for assessments expected to be recovered through future premium tax offsets.

Separate Accounts

The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by the Company for contracts with equity, real estate and fixed-income investments. Generally, the separate account contract owner, rather than the Company, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any other business of the Company. The Company receives a fee for administrative, maintenance and investment advisory services that is included in the consolidated statements of operations. Deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

Income Taxes

Principal Mutual Holding Company files a consolidated income tax return that includes the Company and all of its qualifying subsidiaries and has a policy of allocating income tax expenses and benefits to companies in the group based upon pro rata contribution of taxable income or operating losses. The Company is taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred tax assets and deferred tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Foreign Exchange

The Company's foreign subsidiaries' statements of financial position and operations are translated at the current exchange rates and average exchange rates for the year, respectively. Resulting translation adjustments for foreign subsidiaries and certain other transactions are reported as a component of equity. Other translation adjustments for foreign currency transactions that affect cash flows are reported in current operations.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Pension and Postretirement Benefits

The Company accounts for its pension benefits and postretirement benefits other than pension (medical, life insurance and long-term care) using the full accrual method.

Property and Equipment

Property and equipment includes home office properties, related leasehold improvements, purchased and internally developed software and other fixed assets. Property and equipment use is shown in the consolidated statements of financial position at cost less allowances for accumulated depreciation. Provisions for depreciation of property and equipment are computed principally on the straight-line method over the estimated useful lives of the assets. Property and equipment and related accumulated depreciation are as follows (in millions):

                                                          December 31
                                                      1999           1998
                                                  -----------------------------

   Property and equipment                              $777           $730
   Accumulated depreciation                            (319)          (279)
                                                  =============================
   Property and equipment, net                         $458           $451
                                                  =============================

Goodwill and Other Intangibles

Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the net assets (i.e., goodwill) and other intangible assets which have been recorded in connection with acquisitions. These assets are amortized on a straight-line basis generally over 10 to 15 years. The carrying amount of goodwill and other intangibles is reviewed periodically for indicators of impairment in value, which in the view of management are other than temporary, including unexpected or adverse changes in the economic or competitive environments in which the Company operates, profitability analyses and the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business and reduces the goodwill to an amount that results in the book value of the subsidiary approximating fair value.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Goodwill and other intangibles, and related accumulated amortization, are as follows (in millions):

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------

   Goodwill                                                                        $176           $185
   Other intangibles                                                                 21             16
                                                                              -----------------------------
                                                                                    197            201
   Accumulated amortization                                                         (45)           (40)
                                                                              =============================
   Total goodwill and other intangibles, net                                       $152           $161
                                                                              =============================

Premiums Due and Other Receivables

Premiums due and other  receivables  include life and health insurance  premiums
due,   reinsurance   recoveries,   guaranty  funds  receivable  or  on  deposit,
receivables from the sale of securities and other receivables.

Mortgage Loan Servicing Rights

Mortgage loan servicing rights represent the cost of purchasing or originating the right to service mortgage loans. These costs are capitalized and amortized to operations over the estimated remaining lives of the underlying loans using the interest method and taking into account appropriate prepayment assumptions. Capitalized mortgage loan servicing rights are periodically assessed for impairment, which is recognized in the consolidated statements of operations during the period in which impairment occurs by establishing a corresponding valuation allowance.

Other Assets

Included in other assets are certain assets pending transfer or novation that are carried at fair value (see Note 2). The remainder of other assets are reported primarily at cost.

Comprehensive Income (Loss)

Comprehensive  income (loss) includes all changes in stockholder's equity during
a  period  except  those  resulting  from   investments  by   shareholders   and
distributions to shareholders.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years (in millions):

                                                                               December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------
   Unrealized gains (losses) on available-for-sale securities
     arising during the year                                       $(1,039)        $(530)         $106
   Adjustment for realized gains on available-for-sale
     securities included in net income                                 191           238            72
                                                                ==========================================
   Unrealized gains (losses) on available-for-sale securities,
     as adjusted                                                   $  (848)        $(292)         $178
                                                                ==========================================

The above adjustment for net realized gains on available-for-sale securities included in net income is presented net of tax, related changes in the amortization patterns of deferred policy acquisition costs and unearned revenue reserves.

Reclassifications

Certain reclassifications have been made to the 1997 and 1998 consolidated financial statements to conform to the 1999 presentation.

Accounting Changes

In June 1998, the Financial Accounting Standards Board ("the FASB") issued Statement No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). In June 1999, Statement No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, ("SFAS 137") was issued deferring the effective date of SFAS 133 by one year. The new effective date for the Company to adopt SFAS 133 is January 1, 2001. SFAS 133 will require the Company to include all derivatives in the consolidated statement of financial position at fair value. Changes in derivative fair values will either be recognized in earnings as offsets to the changes in fair value of related hedged assets, liabilities and firm commitments or, for forecasted transactions, deferred and recorded as a component of equity until the hedged transactions occur and are recognized in earnings. The ineffective portion of a hedging derivative's change in fair value will be immediately recognized in earnings. The impact of SFAS 133 on the Company's financial statements will depend on a variety of factors, including future interpretive guidance from the FASB, the future level of forecasted and actual foreign currency transactions, the extent of the Company's hedging activities, the types of hedging instruments used and the effectiveness of such instruments. However, the Company does not believe the effect of adopting SFAS 133 will be material to its consolidated financial position.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

On January 1, 1999, the Company implemented the Statement of Position ("SOP") 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. SOP 98-1 defines internal use software and when the costs associated with internal use should be capitalized. The implementation did not have a material impact on the Company's consolidated financial statements.


2. Mergers, Acquisitions and Divestitures

During 1999, various acquisitions were made by the Company's subsidiaries at purchase prices aggregating $13 million. The acquisitions were all accounted for using the purchase method and the results of operations of the acquired businesses have been included in the financial statements of the subsidiaries from the dates of acquisition. Such acquired companies had total assets at December 31, 1999 and total 1999 revenue of $17 million and $12 million, respectively.

Effective April 1, 1998, the Company merged substantially all of its managed care operations with Coventry Corporation in exchange for a non-majority ownership position in the resulting entity, Coventry Health Care, Inc. The Company's investment in Coventry Health Care, Inc. is accounted for using the equity method. Net equity of the transferred business on April 1, 1998 was $170 million. Consolidated financial results for 1997 included total assets at December 31, 1997, and total revenues and pretax loss for the year then ended of approximately $419 million, $883 million and $(26) million, respectively, for the transferred business.

During 1998, various acquisitions were made by the Company's subsidiaries at purchase prices aggregating $224 million. The acquisitions were all accounted for using the purchase method and the results of operations of the acquired businesses have been included in the financial statements of the subsidiaries from the dates of acquisition. Such acquired companies had total assets at December 31, 1998 and total 1998 revenue of $459 million and $58 million, respectively.

During 1998, various divestitures were made by certain of the Company's subsidiaries at selling prices aggregating $118 million and $15 million in net realized capital gains were realized as a result of these divestitures. In 1997, the financial statements included $152 million in assets, $206 million in revenues and $20 million of pretax losses related to these subsidiaries.

During 1997, various acquisitions were made by certain of the Company's subsidiaries at purchase prices aggregating $101 million. The acquisitions were all accounted for using the purchase method and the results of operations of the acquired businesses have been included in the financial statements of the subsidiaries from the dates of acquisition. Such acquired companies had total assets at December 31, 1997 and total 1997 revenue of $459 million and $86 million, respectively.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments

Under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, securities are generally classified as available-for-sale, held-to-maturity, or trading. The Company has classified its entire fixed maturities portfolio as available-for-sale, although it is generally the Company's intent to hold these securities to maturity. The Company has also classified all equity securities as available-for-sale. Securities classified as available-for-sale are reported at fair value in the consolidated statements of financial position with the related unrealized holding gains and losses on such available-for-sale securities reported as a separate component of equity after adjustments for related changes in deferred policy acquisition costs, unearned revenue reserves and deferred income taxes.

The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 1999 and 1998, are as follows (in millions):

                                                                   Gross           Gross
                                                                Unrealized      Unrealized         Fair
                                                   Cost            Gains          Losses          Value
                                              ---------------------------------------------------------------
                                              ---------------------------------------------------------------
   December 31, 1999 Fixed maturities:
     United States Government and agencies
                                                  $    163        $    -          $    2         $     161
     Foreign governments                               808            18              15               811
     States and political subdivisions                 139             1               9               131
     Corporate - public                              5,187            73             137             5,123
     Corporate - private                            10,300            95             332            10,063
     Mortgage-backed and other asset-backed
       securities                                    5,486            12             127             5,371
                                              ---------------------------------------------------------------
   Total fixed maturities                          $22,083          $199            $622           $21,660
                                              ===============================================================
   Total equity securities                       $     721          $176           $  33         $     864
                                              ===============================================================

   December 31, 1998 Fixed maturities:
     United States Government and agencies
                                                 $     615       $     -           $  10         $     605
     Foreign governments                               340            29               5               364
     States and political subdivisions                 137            10               -               147
     Corporate - public                              3,841           249              84             4,006
     Corporate - private                            10,570           623              95            11,098
     Mortgage-backed and other asset-backed
       securities                                    4,659           138              11             4,786
                                              ---------------------------------------------------------------
                                              ===============================================================
   Total fixed maturities                          $20,162        $1,049            $205           $21,006
                                              ===============================================================
   Total equity securities                       $     760       $   395           $  53          $  1,102
                                              ===============================================================




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments (continued)

The cost and fair value of fixed maturities available-for-sale at December 31, 1999, by expected maturity, are as follows (in millions):

                                                                                 Cost        Fair Value
                                                                             ------------------------------
                                                                             ------------------------------

   Due in one year or less                                                     $  1,261        $  1,260
   Due after one year through five years                                          7,784           7,654
   Due after five years through ten years                                         4,342           4,281
   Due after ten years                                                            3,210           3,094
                                                                             ------------------------------
                                                                             ------------------------------
                                                                                 16,597          16,289
   Mortgage-backed and other asset-backed securities                              5,486           5,371
                                                                             ------------------------------
                                                                             ==============================
   Total                                                                        $22,083         $21,660
                                                                             ==============================

The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or pre-pay obligations.

Major categories of net investment income are summarized as follows (in millions):

                                                                         Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------

   Fixed maturities, available-for-sale                             $1,578        $1,525        $1,620
   Equity securities, available-for-sale                                46            32            39
   Mortgage loans                                                    1,025         1,100         1,084
   Real estate                                                         188           143           107
   Policy loans                                                          2            27            50
   Cash and cash equivalents                                            19             9             9
   Other                                                                43            58            92
                                                                ------------------------------------------
                                                                ------------------------------------------
                                                                     2,901         2,894         3,001

   Less investment expenses                                           (124)          (88)          (64)
                                                                ------------------------------------------
                                                                ==========================================
   Net investment income                                            $2,777        $2,806        $2,937
                                                                ==========================================




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments (continued)

The major components of net realized capital gains on investments are summarized as follows (in millions):

                                                                           Year ended December 31
                                                                     1999          1998           1997
                                                                 -------------------------------------------

   Fixed maturities, available-for-sale:
     Gross gains                                                     $  31         $  67         $  51
     Gross losses                                                     (123)          (31)          (43)
   Equity securities, available-for-sale:
     Gross gains                                                       409           329           132
     Gross losses                                                      (26)          (40)          (26)
   Mortgage loans                                                       (8)            8            (6)
   Real estate                                                          56           126            64
   Other                                                               120             7             4
                                                                 ===========================================
   Net realized capital gains                                         $459          $466          $176
                                                                 ===========================================

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were $5.3 billion, $2.8 billion and $5.0 billion in 1999, 1998 and 1997 respectively. Of the 1999, 1998 and 1997 proceeds, $3.6 billion, $2.2 billion and $4.0 billion, respectively, relates to sales of mortgage-backed securities. The Company actively manages its mortgage-backed securities portfolio to control prepayment risk. Gross gains of $2 million, $23 million and $29 million and gross losses of $57 million, $7 million and $10 million in 1999, 1998 and 1997, respectively, were realized on sales of mortgage-backed securities. At December 31, 1999, the Company had security purchases payable totaling $910 million relating to the purchases of mortgage-backed securities at forward dates.

The net unrealized gains and losses on investments in fixed maturities and equity securities available-for-sale is reported as a separate component of equity, reduced by adjustments to deferred policy acquisition costs and unearned revenue reserves that would have been required as a charge or credit to operations had such amounts been realized and a provision for deferred income taxes. The cumulative amount of net unrealized gains and losses on available-for-sale securities, including the net unrealized gains and losses on the Closed Block available-for-sale securities, is as follows (in millions):




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments (continued)

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------

   Net unrealized gains and losses on fixed maturities, available-for-sale
                                                                                  $(436)         $939
   Net unrealized gains and losses on equity securities, available-for-sale,
     including seed money in separate accounts                                      205           347
   Adjustments for assumed changes in amortization patterns:
     Deferred policy acquisition costs                                               79          (167)
     Unearned revenue reserves                                                      (13)           17
   Provision for deferred income (taxes) tax benefit                                 63          (390)
                                                                              =============================
   Net unrealized gains and losses on available-for-sale securities               $(102)         $746
                                                                              =============================

During 1998, the net change in unrealized gains and losses on fixed maturities, available-for-sale, appearing in the consolidated statements of equity includes the effect of a change in the method of estimating the fair value of certain corporate bonds, net of related adjustments for assumed changes in amortization patterns and deferred income taxes, of $116 million.

The corporate private placement bond portfolio is diversified by issuer and industry. Restrictive bond covenants are monitored by the Company to regulate the activities of issuers and control their leveraging capabilities.

Commercial mortgage loans and corporate private placement bonds originated or acquired by the Company represent its primary areas of credit risk exposure. At December 31, 1999 and 1998, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

               Geographic Distribution                             Property Type Distribution
------------------------------------------------------   --------------------------------------------------
                                    December 31                                          December 31
                                  1999        1998                                     1999       1998
                               -----------------------                              -----------------------
                               -----------------------                              -----------------------

   New England                      5%          5%       Office                         30%        29%
   Middle Atlantic                 14          14        Retail                         33         33
   East North Central              10          10        Hotel                           1          1
   West North Central               4           5        Mixed use/other                 2          2
   South Atlantic                  25          25        Industrial                     32         33
   East South Central               3           3        Apartments                      3          3
   West South Central               7           7        Valuation allowance            (1)        (1)
   Mountain                         5           4
   Pacific                         28          28
   Valuation allowance             (1)         (1)




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments (continued)

Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established for the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The provision for losses is reported as a net realized capital loss.

Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries are credited to the allowance for losses. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may change.

A summary of the changes in the mortgage loan allowance for losses is as follows (in millions):

                                                                                   December 31
                                                                          1999        1998        1997
                                                                       ------------------------------------

   Balance at beginning of year                                            $104        $121        $121
   Establishment of closed block (see Note 5)                                 -          (9)          -
   Provision for losses                                                       5           4           8
   Releases due to write-downs, sales and foreclosures                       (1)        (12)         (8)
                                                                       ====================================
   Balance at end of year                                                  $108        $104        $121
                                                                       ====================================

The Company was servicing approximately 555,000 and 484,000 residential mortgage loans with aggregate principal balances of approximately $51.9 billion and $42.1 billion at December 31, 1999 and 1998, respectively. In connection with these mortgage servicing activities, the Company held funds in trust for others totaling approximately $334 million and $284 million at December 31, 1999 and 1998, respectively. In connection with its loan administration activities, the Company advances payments of property taxes and insurance premiums and also advances principal and interest payments to investors in advance of collecting funds from specific mortgagors. In addition, the Company makes certain payments of attorney fees and other costs related to loans in foreclosure. These amounts receivable are recorded, at cost, as advances on serviced loans. Amounts advanced are considered in management's evaluation of the adequacy of the mortgage loan allowance for losses.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Investments (continued)

Real estate holdings and related accumulated depreciation are as follows (in millions):

                                                       December 31
                                                   1999           1998
                                               -----------------------------

   Investment real estate                          $1,461        $1,890
   Accumulated depreciation                          (161)         (183)
                                               -----------------------------
                                                    1,300         1,707
   Properties held for sale                           912           878
                                               =============================
   Real estate, net                                $2,212        $2,585
                                               =============================

Other investments include a temporarily controlled subsidiary. Also included in other investments are properties owned jointly with venture partners and operated by the partners. Joint ventures in which the Company has an interest have mortgage loans with the Company of $760 million and $876 million at December 31, 1999 and 1998, respectively. The Company is committed to providing additional mortgage financing for such joint ventures aggregating $77 million at December 31, 1999.


4. Derivatives Held or Issued for Purposes Other Than Trading

The Company uses exchange-traded interest rate futures and mortgage-backed securities forwards to hedge against interest rate risks. The Company attempts to match the timing of when interest rates are committed on insurance products and on new investments. However, timing differences do occur and can expose the Company to fluctuating interest rates. Interest rate futures and mortgage-backed securities forwards are used to minimize these risks. In these contracts, the Company is subject to the risk that the counterparties will fail to perform and to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by opposite changes in the value of the hedged items. Futures contracts are marked to market and settled daily, which minimizes the counterparty risk. The notional amounts of futures contracts ($76 million at December 31, 1999, and $855 million at December 31,
1998) represent the extent of the Company's involvement. The Company had outstanding mortgage-backed securities forwards of $149 million and $55 million at December 31, 1999 and 1998, respectively.

The Company uses interest rate swaps to more closely match the interest rate characteristics of its assets with those of its liabilities. Swaps are used in asset and liability management to modify duration and match cash flows. Occasionally, the Company will sell a callable investment-type contract and may use interest rate swaptions or similar instruments to transform the callable liability into a fixed term liability. In addition, the Company may sell an investment-type contract with attributes tied to market indices in which case the Company uses a call option to transform the liability into a




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Derivatives Held or Issued for Purposes Other Than Trading (continued)

fixed rate liability. The notional principal amounts of the interest rate swaps outstanding at December 31, 1999 and 1998 were $1,211 million and $1,533 million, respectively, and the credit exposure at December 31, 1999 and 1998 was $19 million for both years. The notional principal amounts of the swaptions outstanding at December 31, 1999 and 1998 were $470 million and $259 million, respectively, and the credit exposure at December 31, 1999 and 1998 was $9 million and $6 million, respectively. The notional amounts of call options were $30 million at both December 31, 1999 and 1998, and the credit exposure was $19 million and $6 million at December 31, 1999 and 1998, respectively. The Company's current credit exposure on swaps is limited to the value of interest rate swaps that have become favorable to the Company. The average unexpired terms of the swaps were approximately five years at December 31, 1999 and six years at December 31, 1998. The net amount payable or receivable from interest rate swaps is accrued as an adjustment to interest income. The Company's interest rate swap agreements include cross-default provisions when two or more swaps are transacted with a given counterparty.

The Company enters into currency exchange swap agreements to convert certain foreign denominated fixed rate assets and liabilities into U. S. dollar denominated instruments to eliminate the exposure to future currency volatility on those items. At December 31, 1999, the Company had various foreign currency exchange agreements with maturities ranging from 2000 to 2018, with an aggregate notional amount of approximately $1,571 million and a credit exposure of $69 million. At December 31, 1998, such maturities ranged from 1999 to 2018 with an aggregate notional amount of approximately $486 million and a credit exposure of $35 million. The average unexpired term of the swaps was approximately six years at December 31, 1999 and seven years at December 31, 1998.

With regard to its foreign operations, the Company attempts to conduct much of its business in the functional currency of the country of operation. At times, the Company is unable to do so, and beginning in 1999 for these cases, it uses foreign exchange derivatives to hedge the resulting currency risk. At December 31, 1999, the Company had foreign currency swaps with a notional amount of $5 million outstanding.

The Company manages the risk on its commercial mortgage loan pipeline by buying and selling mortgage-backed securities in the forward markets, interest rate swaps, and interest rate futures. The Company entered into mortgage-backed forwards totaling $87 million and $27 million at December 31, 1999 and 1998, respectively, and interest rate swaps with notional amounts of $88 million with a credit exposure totaling $2 million at December 31, 1999. In addition, the Company entered into interest rate futures contracts with notional amounts of $211 million and $58 million at December 31, 1999 and 1998, respectively. Such futures contracts are marked to market and settled daily.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Derivatives Held or Issued for Purposes Other Than Trading (continued)

The Company manages risk on its residential mortgage loan pipeline by buying and selling mortgage-backed securities in the forward markets, over-the-counter options on mortgage-backed securities, U.S. Treasury futures contracts and options on Treasury futures contracts. The Company entered into mandatory forward, option and futures contracts totaling approximately $1,080 million and $2,369 million at December 31, 1999 and 1998, respectively, to reduce interest rate risk on certain mortgage loans held for sale and other commitments. The forward contracts provide for the delivery of securities at a specified future date at a specified price or yield. In the event the counterparty is unable to meet its contractual obligations, the Company may be exposed to the risk of selling mortgage loans at prevailing market prices. The effect of these contracts was considered in the lower of cost or market calculation of mortgage loans held for sale.

The Company has committed to originate approximately $372 million and $1,100 million of mortgage loans at December 31, 1999 and 1998, respectively, subject to borrowers meeting the Company's underwriting guidelines. These commitments call for the Company to fund such loans at a future date with a specified rate at a specified price. Because the borrowers are not obligated to close the loans, the Company is exposed to risks that it may not have sufficient mortgage loans to deliver to its mandatory forward contracts and, thus, would be obligated to purchase mortgage loans at prevailing market rates to meet such commitments. Conversely, the Company is exposed to the risk that more loans than expected will close, and the loans would then be sold at current market prices.

The Company uses interest rate floors and options on futures contracts in hedging a portion of its portfolio of mortgage servicing rights from prepayment risk associated with changes in interest rates. The Company had entered into interest rate floor and option contracts with a notional value of $5,550 million and $6,314 million at December 31, 1999 and 1998, respectively. The floors and contracts provide for the receipt of payments when interest rates are below predetermined interest rate levels. The premiums paid for floors are included in other assets in the Company's consolidated statements of financial position.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




5. Closed Block

Summarized financial information of the Closed Block is as follows (in millions):

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------
   Assets
   Fixed maturities available-for-sale                                            $1,782        $1,722
   Mortgage loans                                                                  1,036         1,063
   Policy loans                                                                      752           741
   Other investments                                                                   1             1
                                                                              -----------------------------
   Total investments                                                               3,571         3,527

   Cash and cash equivalents                                                          24             -
   Accrued investment income                                                          63            60
   Deferred policy acquisition costs                                                 639           649
   Premiums due and other receivables                                                 21            15
                                                                              =============================
                                                                                  $4,318        $4,251
                                                                              =============================
   Liabilities
   Future policy benefits and claims                                              $4,864        $4,668
   Other policyholder funds                                                          406           399
   Other liabilities                                                                 125           232
                                                                              -----------------------------
                                                                                  $5,395        $5,299
                                                                              =============================

                                                                                     For the six-month
                                                              For the year ended   period from formation
                                                              December 31, 1999     to December 31, 1998
                                                             ----------------------------------------------
   Revenues and expenses
   Premiums and other considerations                                  $764                   $390
   Net investment income                                               269                    127
   Other income (expense)                                               (2)                     1
   Policy and contract benefits                                       (438)                  (196)
   Change in future policy benefits and contractholder funds
                                                                      (176)                  (110)
   Dividends to policyholders                                         (296)                  (143)
   Operating expenses                                                 (110)                   (56)
                                                             ==============================================
   Contribution from Closed Block (before income taxes)
                                                                     $  11                  $  13
                                                             ==============================================




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




6. Deferred Policy Acquisition Costs

Policy acquisition costs deferred and amortized in 1999, 1998 and 1997 are as follows (in millions):

                                                                               December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------

   Balance at beginning of year                                       $456        $1,057        $1,058
   Balance transferred to the Closed Block                               -          (697)            -
   Cost deferred during the year                                       254           229           213
   Amortized to expense during the year                                (76)         (170)         (170)
   Effect of unrealized (gains) losses                                 158            37           (44)
                                                                ==========================================
   Balance at end of year                                             $792       $   456        $1,057
                                                                ==========================================


7. Insurance Liabilities

Major components of contractholder funds in the consolidated statements of financial position, are summarized as follows (in millions):

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------
   Liabilities for investment-type contracts:
     Guaranteed investment contracts                                               $15,941      $15,211
     Domestic funding agreements                                                       743          653
     International funding agreements backing
       medium-term notes                                                             1,139            -
     Other investment-type contracts                                                 3,115        3,806
                                                                              -----------------------------
   Total liabilities for investment-type contracts                                  20,938       19,670

   Liabilities for individual annuities                                              2,522        2,685
   Universal life and other reserves                                                 1,063          984
                                                                              =============================
   Total contractholder funds                                                      $24,523      $23,339
                                                                              =============================

The Company's contractholder funds, excluding universal life reserves, include surrender and withdrawal provisions which mitigate the risk of losses due to early withdrawals. Approximately 90% of such contractholder funds, include surrender or market value adjustment provisions, or are not subject to discretionary withdrawal. The remainder is subject to discretionary withdrawal at book value with minimal or no surrender charge.

Approximately 3.0% of the Company's investment contract portfolio includes puttable funding agreements, representing 1.3% of general account assets. Approximately 2.5% of the portfolio includes contracts which require the contractholder to give the Company a minimum of 90 days notice before contract termination payment.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




7. Insurance Liabilities (continued)

Funding agreements are issued to non-qualified institutional investors both in domestic and international markets. In late 1998, the Company established a $2 billion program under which an offshore special purpose entity was created to issue nonrecourse medium-term notes. Under the program, the proceeds of each note series issuance are used to purchase a funding agreement from the Company, with the funding agreement so purchased then used to secure that particular series of notes. In general, the payment terms of any particular series of notes match the payment terms of the funding agreement that secures that series. Claims for principal and interest under those international funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws. During 1999, the Company began issuing international funding agreements to the offshore special purpose vehicle under that program. The offshore special purpose vehicle issued medium-term notes to investors in Europe, Asia and Australia. In general, the medium-term note funding agreements do not give the contractholder the right to terminate prior to contractually stated maturity dates, absent the existence of certain circumstances which are largely within the Company's control. At December 31, 1999, the contractual maturities were 2002 - $180 million; 2004 - $358 million; 2008 - $36 million; and 2009 - $565 million.

Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows (in millions):

                                                                               December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------

   Balance at beginning of year                                    $   641       $   770       $   800

   Incurred:
     Current year                                                    1,831         1,922         2,723
     Prior years                                                        32           (14)          (21)
                                                                ------------------------------------------
                                                                ------------------------------------------
   Total incurred                                                    1,863         1,908         2,702

   Reclassification for subsidiary merger
     (see Note 2)                                                        -           155             -
   Payments:
     Current year                                                    1,380         1,523         2,235
     Prior years                                                       405           359           497
                                                                ------------------------------------------
   Total payments                                                    1,785         2,037         2,732
                                                                ------------------------------------------

   Balance at end of year:
     Current year                                                      451           349           476
     Prior years                                                       268           292           294
                                                                ------------------------------------------
                                                                ==========================================
   Total balance at end of year                                    $   719       $   641       $   770
                                                                ==========================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




7. Insurance Liabilities (continued)

The activity summary in the liability for unpaid accident and health claims shows an increase of $32 million, a decrease of $14 million and a decrease of $21 million to the December 31, 1998, 1997 and 1996 liability for unpaid accident and health claims, respectively, arising in prior years. Such liability adjustments, which affected current operations during 1999, 1998 and 1997, respectively, resulted from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid accident and health claims.


8. Debt

Short-term debt

Short-term debt consists primarily of commercial paper and outstanding balances on credit facilities with various banks. At December 31, 1999, the Company and certain subsidiaries had credit facilities with various banks in an aggregate amount of $1.5 billion. The credit facilities may be used for general corporate purposes and also to provide backup for the Company's commercial paper programs.

Long-term debt

The components of debt as of December 31, 1999 and December 31, 1998 are as follows (in millions):

                                                                                      December 31
                                                                                 1999           1998
                                                                             ------------------------------

      7.875% surplus notes payable, due 2024                                      $199           199
      8% surplus notes payable, due 2044                                            99            99
      Non-recourse mortgages and notes payable                                     335           214
      Other mortgages and notes payable                                            201           159
                                                                             ==============================
      Total long-term debt                                                        $834          $671
                                                                             ==============================

The amounts included above are net of the discount and direct costs associated with issuing these notes which are being amortized to expense over their respective terms using the interest method.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




8. Debt (continued)

On March 10, 1994, the Company issued $300 million of surplus notes, including $200 million due March 1, 2024 at a 7.875% annual interest rate and the remaining $100 million due March 1, 2044 at an 8% annual interest rate. No affiliates of the Company hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the "Commissioner") and only to the extent that the Company has sufficient surplus earnings to make such payments. For each of the years ended December 31, 1999, 1998 and 1997, interest of $24 million was approved by the Commissioner, paid and charged to expense.

Subject to Commissioner approval, the surplus notes due March 1, 2024 may be redeemed at the Company's election on or after March 1, 2004 in whole or in part at a redemption price of approximately 103.6% of par. The approximate 3.6% premium is scheduled to gradually diminish over the following ten years. These surplus notes may then be redeemed on or after March 1, 2014, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

In addition, subject to Commissioner approval, the notes due March 1, 2044 may be redeemed at the Company's election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The mortgages and other notes payable are financings for real estate developments. The Company has obtained loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 1999 range from $1 million to $38 million per development with interest rates generally ranging from 6.4% to 9.3%. Outstanding principal balances as of December 31, 1998 range from $1 million to $39 million per development with interest rates generally ranging from 6.6% to 9.3%.

At December 31, 1999, future annual maturities of debt are as follows (in millions):

   2000                                                              $124
   2001                                                                72
   2002                                                                19
   2003                                                                12
   2004                                                                12
   Thereafter                                                         595
                                                                  ----------
                                                                  ==========
   Total future maturities of debt                                   $834
                                                                  ==========

Cash paid for interest for 1999, 1998 and 1997 was $96 million, $97 million and $67 million, respectively. These amounts include interest paid on taxes during these years.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




9. Income Taxes

The Company's income tax expense (benefit) is as follows (in millions):

                                                                          Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------
   Current income taxes:
     Federal                                                        $  84         $ (80)          $144
     State and foreign                                                 13            10              3
     Net realized capital gains                                       162           107             11
                                                                ------------------------------------------
   Total current income taxes                                         259            37            158
   Deferred income taxes                                               64             7             83
                                                                ==========================================
   Total income taxes                                                $323           $44           $241
                                                                ==========================================

The Company's provision for income taxes may not have the customary relationship of taxes to income. Differences between the prevailing corporate income tax rate of 35% times the pre-tax income and the Company's effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes, and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions. A reconciliation between the corporate income tax rate and the effective tax rate is as follows:

                                                                         Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------

   Statutory corporate tax rate                                      35%           35%           35%
   Dividends received deduction                                      (3)           (4)           (2)
   Interest exclusion from taxable income                             -            (1)           (1)
   Resolution of prior year tax issues                                -           (20)            -
   Other                                                             (3)           (4)            3
                                                                ------------------------------------------
   Effective tax rate                                                29%            6%           35%
                                                                ==========================================

Significant components of the Company's net deferred income taxes are as follows (in millions):

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------
   Deferred income tax assets (liabilities):
     Insurance liabilities                                                        $ 138         $ 117
     Deferred policy acquisition costs                                             (149)         (111)
     Net unrealized losses (gains) on available for sale
       securities                                                                    88          (381)
     Mortgage loan servicing rights                                                (210)         (111)
     Other                                                                          (26)          (11)
                                                                              =============================
                                                                                  $(159)        $(497)
                                                                              =============================




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




9. Income Taxes (continued)

The Internal Revenue Service ("the Service") has completed examination of the consolidated federal income tax returns of the Company and affiliated companies through 1992. The Service is completing their examination of the Company's returns for 1993 and 1994. The Service has also begun to examine returns for 1995 and 1996. The Company believes that there are adequate defenses against or sufficient provisions for any challenges.

Undistributed earnings of certain foreign subsidiaries are considered indefinitely reinvested by the Company. A tax liability will be recognized when the Company expects distribution of earnings in the form of dividends, sale of the investment or otherwise.

Cash paid for income taxes was $270 million in 1999, $309 million in 1998 and $143 million in 1997.


10. Employee and Agent Benefits

The Company has defined benefit pension plans covering substantially all of its employees and certain agents. The employees and agents are generally first eligible for the pension plans when they reach age 21. The pension benefits are based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of pension benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to the Company. The Company's funding policy is to deposit the actuarial normal cost and any change in unfunded accrued liability over a 30-year period as a percentage of compensation.

The Company also provides certain health care, life insurance and long-term care benefits for retired employees. Substantially all employees are first eligible for these postretirement benefits when they reach age 57 and have completed ten years of service with the Company. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to the Company. The Company's funding policy is to deposit the actuarial normal cost and an accrued liability over a 30-year period as a percentage of compensation.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




10. Employee and Agent Benefits (continued)

The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, is as follows (in millions):

                                                                                     Other Postretirement
                                                 Pension Benefits                          Benefits
                                          ----------------------------------    ------------------------------
                                                     December 31                         December 31
                                            1999        1998        1997          1999      1998       1997
                                          ---------- ----------- -----------    --------- ---------- ---------
   Change in benefit obligation
   Benefit obligation at beginning of      $  (827)     $(700)      $(732)        $(206)    $(214)    $(218)
     year
   Service cost                                (42)       (34)        (41)          (11)      (12)      (12)
   Interest cost                               (55)       (50)        (52)          (14)      (15)      (16)
   Actuarial gain (loss)                       163        (79)        101            (3)       20        19
   Curtailment adjustment                        -          -           7             -         -         -
   Benefits paid                                29         36          17             6        15        13
                                          ========== =========== ===========    ========= ========== =========
   Benefit obligation at end of year       $  (732)     $(827)      $(700)        $(228)    $(206)    $(214)
                                          ========== =========== ===========    ========= ========== =========

   Change in plan assets
   Fair value of plan assets at
     beginning of year                     $   993      $ 980       $ 841         $ 326     $ 300     $ 247
   Actual return on plan assets                 90         23         130             5        15        41
   Employer contribution                         6         26          26            21        26        25
   Benefits paid                               (29)       (36)        (17)           (6)      (15)      (13)
                                          ---------- ----------- -----------    --------- ---------- ---------
   Fair value of plan assets at end of      $1,060      $ 993       $ 980         $ 346     $ 326     $ 300
     year
                                          ========== =========== ===========    ========= ========== =========

   Funded status                           $   328      $ 166       $ 280         $ 118     $ 120     $  86
   Unrecognized net actuarial gain            (216)       (38)       (182)          (46)      (71)      (53)
   Unrecognized prior service cost              11         12          14             -         -         -
   Unamortized transition obligation           (26)       (37)        (49)            4         8        12
     (asset)
                                          ========== =========== ===========    ========= ========== =========
   Prepaid benefit cost                    $    97      $ 103       $  63         $  76     $  57     $  45
                                          ========== =========== ===========    ========= ========== =========

   Weighted-average assumptions as of
   December 31
   Discount rate                            8.00%       6.75%       7.25%         8.00%      6.75%     7.25%




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




10. Employee and Agent Benefits (continued)

                                                                                     Other Postretirement
                                                   Pension Benefits                         Benefits
                                          ----------------------------------    ------------------------------
                                                     December 31                         December 31
                                            1999        1998        1997          1999      1998       1997
                                          ---------- ----------- -----------    --------- ---------- ---------
  Components of net periodic benefit
  cost
   Service cost                           $     42      $  34       $  41         $  11     $  12      $  12
   Interest cost                                55         50          52            14        15         16
   Expected return on plan assets              (76)       (75)        (80)          (24)      (16)       (16)
   Amortization of prior service cost            1          1           1             -         -          -
   Amortization of transition (asset)
     obligation                                (11)       (11)        (11)            4         4          4
   Recognized net actuarial loss (gain)          -         (8)          2            (2)       (1)         -
                                          ---------- ----------- -----------    --------- ---------- ---------
   Net periodic benefit cost (income)     $     11      $  (9)     $    5        $    3     $  14      $  16
                                          ========== =========== ===========    ========= ========== =========

For 1999, 1998 and 1997, the expected long-term rates of return on plan assets for pension benefits were approximately 5% in each of these years (after estimated income taxes) for those trusts subject to income taxes. For trusts not subject to income taxes, the expected long-term rates of return on plan assets were approximately 8.1% in each of the years 1999, 1998 and 1997. The assumed rate of increase in future compensation levels varies by age for both the qualified and non-qualified pension plans.

For 1999, 1998 and 1997, the expected long-term rates of return on plan assets for other post-retirement benefits were approximately 5% in each of these years (after estimated income taxes) for those trusts subject to income taxes. For trusts not subject to income taxes, the expected long-term rates of return on plan assets were approximately 8.0%, 8.1% and 8.2% for 1999, 1998 and 1997, respectively. These rates of return on plan assets vary by benefit type and employee group.

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligations starts at 14.1% in 1999 and declines to an ultimate rate of 6% in 2009. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):

                                                                1-Percentage-Point     1-Percentage-Point
                                                                     Increase               Decrease
                                                               ---------------------- ---------------------
   Effect on total of service and interest cost components
                                                                       $  8                 $  (6)
   Effect on accumulated postretirement benefit obligation
                                                                         41                   (33)




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




10. Employee and Agent Benefits (continued)

In addition, the Company has defined contribution plans that are generally available to all employees and agents who are age 21 or older. Eligible participants may contribute up to 20% of their compensation, to a maximum of $10,000 annually, to the plans in 1999 and 1998. Eligible participants were able to contribute up to 15% of their compensation, to a maximum of $9,500 annually, to the plans in 1997. The Company matches the participant's contribution at a 50% contribution rate up to a maximum Company contribution of 2% of the participant's compensation. The Company contributed $11 million in both 1999 and 1998, and $15 million in 1997 to these defined contribution plans.


11. Other Commitments and Contingencies

The Company, as a lessor, leases industrial, office, retail and other wholly-owned investment real estate properties under various operating leases. Rental income for all operating leases totaled $357 million in 1999, $362 million in 1998 and $344 million in 1997. At December 31, 1999, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

                                                        Held for Sale     Held for        Total Rental
                                                                         Investment        Commitments
                                                        ---------------------------------------------------

   2000                                                    $  96           $   150            $   246
   2001                                                       87               137                224
   2002                                                       67               127                194
   2003                                                       53               117                170
   2004                                                       41               105                146
   Thereafter                                                180               796                976
                                                        ===================================================
   Total future minimum lease receipts                      $524            $1,432             $1,956
                                                        ===================================================


The Company, as a lessee, leases office space, data processing equipment, corporate aircraft and office furniture and equipment under various operating leases. Rental expense for all operating leases totaled $73 million in 1999, $60 million in 1998 and $84 million in 1997. At December 31, 1999, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




11. Other Commitments and Contingencies (continued)

   2000                                                                                           $  43
   2001                                                                                              32
   2002                                                                                              23
   2003                                                                                              16
   2004                                                                                               9
   Thereafter                                                                                         9
                                                                                                -----------
                                                                                                    132
   Less future sublease rental income on these noncancelable leases                                   3
                                                                                                ===========
   Total future minimum lease payments                                                             $129
                                                                                                ===========

The Company is a plaintiff or defendant in actions arising out of its insurance business and investment operations. The Company is, from time to time, also involved in various governmental and administrative proceedings. While the outcome of any pending or future litigation cannot be predicted, management does not believe that any pending litigation will have a material adverse effect on the Company's business, financial condition or results of operations. However, no assurances can be given that such litigation would not materially and adversely affect the Company's business, financial condition or results of operations.

Other companies in the life insurance industry have historically been subject to substantial litigation resulting from claims disputes and other matters. Most recently, such companies have faced extensive claims, including class-action lawsuits, alleging improper life insurance sales practices. Negotiated settlements of such class-action lawsuits have had a material adverse effect on the business, financial condition and results of operations of certain of these companies. The Company is currently a defendant in two purported class-action lawsuits which allege improper life insurance sales practices. The Company believes the claims are without merit and intends to vigorously contest such suits. However, there can be no assurance that such sales practice litigation or any future similar litigation will not have a material adverse effect on the Company's business, financial condition or results of operations.

The Company is also subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. The assessments may be partially recovered through a reduction in future premium taxes in some states. The Company believes such assessments in excess of amounts accrued would not materially affect its financial condition or results of operations.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




12. Fair Value of Financial Instruments

The following discussion describes the methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about the Company's business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

Fair values of public debt and equity securities have been determined by the Company from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan. Fair values of residential mortgage loans are determined by a pricing and servicing model using market rates that are applicable to the yield, rate structure, credit quality, size and maturity of each loan.

The fair values for assets classified as policy loans, other investments excluding equity investments in subsidiaries, cash and cash equivalents and accrued investment income in the accompanying consolidated statements of financial position approximate their carrying amounts.

Mortgage servicing rights represent the present value of estimated future net revenues from contractually specified servicing fees. The fair value was estimated with a valuation model using current prepayment speeds and a market discount rate.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




12. Fair Value of Financial Instruments (continued)

The fair values of the Company's reserves and liabilities for investment-type insurance contracts (insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position) are estimated using discounted cash flow analyses (based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued). The fair values for the Company's insurance contracts (insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk), other than investment-type contracts, are not required to be disclosed. The Company does consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

Fair values for debt issues are estimated using discounted cash flow analysis based on the Company's incremental borrowing rate for similar borrowing arrangements.

The carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1999 and 1998, are as follows (in millions):

                                                             1999                         1998
                                                  ---------------------------  ----------------------------
                                                     Carrying       Fair         Carrying        Fair
                                                      Amount        Value         Amount         Value
                                                  ---------------------------  ----------------------------
   Assets (liabilities)

   Fixed maturities (see Note 3)                      $21,660       $21,660        $21,006      $21,006
   Equity securities (see Note 3)                         864           864          1,102        1,102
   Mortgage loans                                      12,296        12,155         12,091       12,711
   Policy loans                                            28            28             25           25
   Other investments                                      465           465            198          198
   Cash and cash equivalents                              362           362            461          461
   Accrued investment income                              408           408            375          375
   Financial instruments included in Closed
     Block (see Note 5)                                 3,658         3,649          3,587        3,652
   Mortgage servicing rights                            1,081         1,288            778          821
   Investment-type insurance contracts                (23,563)      (23,068)       (22,127)     (21,606)
   Short-term debt                                          -             -           (200)        (200)
   Long-term debt                                         834           790           (671)        (708)




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




13. Statutory Insurance Financial Information

The Company prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa. Currently "prescribed" statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and general administrative rules. "Permitted" statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on statutory surplus is not material. The accounting practices used to prepare statutory financial statements for regulatory filings differ in certain instances from GAAP. Prescribed or permitted statutory accounting practices are used by state insurance departments to regulate the Company.

The NAIC has adopted the Codification of Statutory Accounting Principles ("Codification"), the result of which is expected to constitute the primary source of "prescribed" statutory accounting practices upon formal adoption by Iowa regulatory authorities. If adopted as proposed effective January 1, 2001, Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domiciled within those states. The impact on the Company's statutory financial statements has not been determined at this time.

Life/Health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 1999, the Company meets the RBC requirements.

Under Iowa law, the Company may pay dividends only from the earned surplus arising from its business and must receive the prior approval of the Iowa Commissioner to pay a dividend if such a dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of the Company's policyholder surplus as of the preceding year end or the net gain from operations from the previous calendar year. Based on this limitation and 1999 statutory results, the Company could pay approximately $539 million in dividends in 2000 without exceeding the statutory limitation. In 1999, the Company notified the Iowa Commissioner in advance of all dividend payments and received approval for an extraordinary dividend of $250 million. Total dividends paid to its parent company in 1999 were $509 million. Dividends were composed of cash, other assets and the net assets of the Company's subsidiary, Princor Financial Services Corporation. The distribution of the Company's investment in Princor Financial Services Corporation was recorded at fair market value of $77 million and resulted in a gain of $56 million for a subsidiary of the Company.




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




13. Statutory Insurance Financial Information (continued)

The following summary reconciles the assets and equity at December 31, 1999, 1998 and 1997, and net income for the years ended December 31, 1999, 1998 and 1997, in accordance with statutory reporting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa with that reported in these consolidated GAAP financial statements (in millions):

                                                                                 Stockholder's        Net
                                                                     Assets         Equity          Income
                                                                  ------------------------------------------
                                                                  ------------------------------------------
   December 31, 1999
   As reported in accordance with statutory accounting practices
     - unconsolidated                                                $76,018       $3,152            $714
   Additions (deductions):
     Unrealized loss on fixed maturities available-for-sale             (357)        (357)              -
     Other investment adjustments                                      2,088          995              10
     Adjustments to insurance reserves and dividends                    (125)        (236)             15
     Deferral of policy acquisition costs                              1,409        1,409              68
     Surplus note reclassification as debt                                 -         (298)              -
     Provision for deferred federal income taxes and other tax
       reclassifications                                                   -           33              18
     Other - net                                                         277          253             (15)
                                                                  ------------------------------------------
   As reported in these consolidated GAAP financial statements       $79,310       $4,951            $810
                                                                  ==========================================

   December 31, 1998
   As reported in accordance with statutory accounting practices
     - unconsolidated                                                $70,096       $3,032            $511
   Additions (deductions):
     Unrealized gain on fixed maturities available-for-sale              997          997               -
     Other investment adjustments                                      1,620        1,081             176
     Adjustments to insurance reserves and dividends                    (169)        (192)            (56)
     Deferral of policy acquisition costs                              1,105        1,105               -
     Surplus note reclassification as debt                                 -         (298)              -
     Provision for deferred federal income taxes and other tax
       reclassifications                                                   -         (475)            165
     Other - net                                                         294          219            (101)
                                                                  ==========================================
   As reported in these consolidated GAAP financial statements       $73,943       $5,469            $695
                                                                  ==========================================

   December 31, 1997
   As reported in accordance with statutory accounting practices
     - unconsolidated                                                $63,957       $2,811            $432
   Additions (deductions):
     Unrealized gain on fixed maturities available-for-sale            1,176        1,176               -
     Other investment adjustments                                        853        1,141              27
     Adjustments to insurance reserves and dividends                    (173)        (131)            (41)
     Deferral of policy acquisition costs                              1,057        1,057              43
     Surplus note reclassification as debt                                 -         (298)              -
     Provision for deferred federal income taxes and other tax
       reclassifications                                                   -         (643)              7
     Other - net                                                         184          171             (14)
                                                                  ==========================================
   As reported in these consolidated GAAP financial statements       $67,054       $5,284            $454
                                                                  ==========================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




14. Non-domestic Operations

The Company's non-U.S. operations offer a variety of asset management and asset accumulation products and services for businesses, groups and individuals, with a focus on retirement savings.

The change in net foreign currency translation reflects decreases of $31 million, $18 million and $2 million for the years ended December 31, 1999, 1998 and 1997, respectively. Aggregate foreign exchange transaction gains and losses were not material for the years ended December 31, 1999, 1998 and 1997. Total revenues by geographic region are as follows (in millions):

                                                                          Year ended December 31
                                                                    1999          1998          1997
                                                                ------------------------------------------

   Domestic (United States)                                         $7,252         $7,449        $8,547
   Non-domestic                                                        272            237           115
                                                                ------------------------------------------
   Total revenues                                                   $7,524         $7,686        $8,662
                                                                ==========================================

Total assets by geographic region are as follows (in millions):

                                                                                      December 31
                                                                                  1999           1998
                                                                              -----------------------------

   Domestic (United States)                                                        $77,856      $72,704
   Non-domestic                                                                      1,454        1,239
                                                                              =============================
   Total assets                                                                    $79,310      $73,943
                                                                              =============================


15. Year 2000 (Unaudited)

As of January 31, 2000, virtually all of the Company's major technology systems, processes, and infrastructure, including those which rely on third party vendors, appear to be operating smoothly following the rollover to the Year 2000. The Company has experienced no significant interruptions to normal business operations, including the processing of customer account data and transactions. The Company will continue its Year 2000 vigilance into early 2001.

The total cost for the project was approximately $24 million through December 31, 1999, with the costs expensed as incurred. Any additional costs to complete activities related to internal processes, external relationships, contingency plans and to maintain Year 2000 readiness are not expected to be material.

                        Principal Life Insurance Company

15. Year 2000 (Unaudited) (continued)

Based on the performance of its major technology systems to date, ongoing plans to deal with external relationships and contingency plans, the Company believes that in the worst case scenario it will experience, at most, isolated and insignificant disruptions of business processes as a result of Year 2000 issues. Such disruptions are not expected to have a material effect on the Company's future results of operations, liquidity or financial condition.


                                    APPENDIX

                ILLUSTRATIONS OF POLICY VALUES AND DEATH BENEFITS

     The following illustrations have been prepared to help show how values under the Policies change with investment performance and differing death benefit options. The illustrations show how death benefits and values would vary over time if the return on assets held by the Accounts were uniform, gross, after tax, annual rates of 0%, 4%, 8% and 12%. The death benefits and values would be different from those shown if the return averaged 0%, 4%, 8% and 12%, but fluctuated above and below those averages during individual years. Both Death Benefit Option 1 and Death Benefit Option 2 are illustrated.

     The four illustrations set out show hypothetical policies issued to males age 35 in the non-smoker rating classification. The Policies are illustrated on the basis of $1,000 planned periodic annual premium and a face amount at issue of $100,000. The first and third illustrations show the selection of Death Benefit Option 1; the second and fourth, Death Benefit Option 2.

     The illustrations reflect all of the contract charges. Each illustration reflects the surrender charges and the premium expense charge which consists of a 5% sales load and a charge for state premium taxes of 2%. The first two illustrations reflect the Company's current administration charge of $4.75 per month and current cost of insurance charges which are lower than the guaranteed maximum cost of insurance charges based on the 1980 CS0 Mortality Table. The third and fourth illustrations reflect the guaranteed maximum administration charge of $5 per month and the guaranteed maximum cost of insurance charges.

     The amounts shown for death benefits and values in all four illustrations reflect the fact that the net investment return on the assets held by the Divisions of the Separate Account is lower than the gross return. This is because deductions are made from the gross return to reflect the daily charge made to the Separate Account for assuming mortality and expense risks; the daily investment advisory fees incurred by the Accounts; and the direct operating expenses of the Accounts. The charge for mortality and expense risks reflected in the first two illustrations is the Company's current charge which is at an annual rate of 0.75% of the average daily assets of the Divisions. The third and fourth illustrations reflect the guaranteed mortality and expense risk charge which is at an annual rate of 0.90%. The investment advisory fee is assumed to be an annual rate of .55% of the average daily net assets of the Accounts, but the maximum investment advisory fee for the Capital Value Account is 0.48%, for the Money Market Account, and the Bond Account, 0.50%, for the High Yield Account, and the Balanced Account, 0.60%, and for the MidCap Account, 0.60%. The charge for Account direct operating expenses is estimated to be an annual rate of .04% of the average daily net assets of the Accounts. This illustrated .04% charge is based on the assumption that the direct operating expenses of the Accounts will continue at levels historically experienced. The direct operating expense of the Accounts may decrease or increase in the future making operating expenses actually incurred by the Accounts differ from the .04% assumed rate shown in the illustrations. Deducting these charges from the gross returns of 0%, 4%, 8% and 12% results in net investment returns in the first two illustrations of -1.35%, 2.65%, 6.65%, and 10.65% and in the third and fourth illustrations of -1.50%, 2.50%, 6.50%, and 10.50%.

     The four illustrations are based on the assumption that payments are made in accordance with a $1,000 annual planned periodic premium schedule, that no changes in death benefit option or face amount are made, and that no policy loans or surrenders occur. Upon request, the Company will prepare a comparable illustration reflecting the proposed insured's actual age, sex, risk classification and desired policy features.


                        PRINCIPAL LIFE INSURANCE COMPANY
                               FLEX VARIABLE LIFE
                             MALE AGE 35 NON-SMOKER
                            ASSUMING CURRENT CHARGES

PLANNED PREMIUM $1,000

Initial Face Amount $100,000
Death Benefit Option 1

                                       Death Benefit (2)                                Accumulated Value (2)
                                  Assuming Hypothetical Gross                        Assuming Hypothetical Gross
                                  Annual Investment Return of                        Annual Investment Return of
  End of
   Year     Accumulated      0%          4%          8%          12%          0%          4%          8%          12%         0%
  Policy   Premiums (1) (-1.35% Net) (2.65% Net) (6.65% Net)(10.65% Net) (-1.35% Net) (2.65% Net) (6.65% Net)(10.65% Net)(-1.35%Net)
     1       $1,050       $100,000   $100,000    $100,000     $100,000  $    693   $     725   $     756 $        788     $   366
     2        2,153        100,000    100,000     100,000      100,000     1,368       1,460       1,555        1,652       1,041
     3        3,310        100,000    100,000     100,000      100,000     2,024       2,205       2,394        2,595       1,697
     4        4,526        100,000    100,000     100,000      100,000     2,660       2,957       3,278        3,626       2,374
     5        5,802        100,000    100,000     100,000      100,000     3,276       3,717       4,208        4,754       3,031
     6        7,142        100,000    100,000     100,000      100,000     3,868       4,482       5,183        5,986       3,664
     7        8,549        100,000    100,000     100,000      100,000     4,437       5,252       6,208        7,333       4,273
     8       10,027        100,000    100,000     100,000      100,000     4,981       6,025       7,284        8,807       4,859
     9       11,578        100,000    100,000     100,000      100,000     5,500       6,802       8,414       10,419       5,419
    10       13,207        100,000    100,000     100,000      100,000     5,996       7,582       9,604       12,189       5,955
    11       14,917        100,000    100,000     100,000      100,000     6,472       8,371      10,861       14,136       6,472
    12       16,713        100,000    100,000     100,000      100,000     6,927       9,167      12,188       16,279       6,927
    13       18,599        100,000    100,000     100,000      100,000     7,360       9,970      13,591       18,639       7,360
    14       20,579        100,000    100,000     100,000      100,000     7,771      10,778      15,073       21,239       7,771
    15       22,657        100,000    100,000     100,000      100,000     8,160      11,593      16,641       24,107       8,160
    16       24,840        100,000    100,000     100,000      100,000     8,524      12,412      18,299       27,272       8,524
    17       27,132        100,000    100,000     100,000      100,000     8,863      13,235      20,054       30,766       8,863
    18       29,539        100,000    100,000     100,000      100,000     9,175      14,060      21,910       34,625       9,175
    19       32,066        100,000    100,000     100,000      100,000     9,459      14,886      23,874       38,890       9,459
    20       34,719        100,000    100,000     100,000      100,000     9,715      15,713      25,955       43,610       9,715

30(Age 65)   69,761        100,000    100,000     100,000      158,252     9,783      23,223      55,067      129,714       9,783



                            Surrender Value (2)
                        Assuming Hypothetical Gross
                        Annual Investment Return of
  End of
   Year     Accumulated       4%          8%          12%
  Policy   Premiums (1)   (2.65% Net) (6.65% Net)(10.65% Net)
     1       $1,050     $     398   $     429  $      461
     2        2,153         1,133       1,228       1,325
     3        3,310         1,878       2,067       2,268
     4        4,526         2,671       2,992       3,340
     5        5,802         3,472       3,962       4,509
     6        7,142         4,278       4,979       5,782
     7        8,549         5,088       6,045       7,169
     8       10,027         5,903       7,162       8,684
     9       11,578         6,720       8,333      10,338
    10       13,207         7,542       9,563      12,148
    11       14,917         8,371      10,861      14,136
    12       16,713         9,167      12,188      16,279
    13       18,599         9,970      13,591      18,639
    14       20,579        10,778      15,073      21,239
    15       22,657        11,593      16,641      24,107
    16       24,840        12,412      18,299      27,272
    17       27,132        13,235      20,054      30,766
    18       29,539        14,060      21,910      34,625
    19       32,066        14,886      23,874      38,890
    20       34,719        15,713      25,955      43,610

30(Age 65)   69,761        23,223      55,067     129,714

(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                        PRINCIPAL LIFE INSURANCE COMPANY
                               FLEX VARIABLE LIFE
                             MALE AGE 35 NON-SMOKER
                            ASSUMING CURRENT CHARGES
PLANNED PREMIUM $1,000

 Initial Face Amount $100,000
 Death Benefit Option 2

                                       Death Benefit (2)                                Accumulated Value (2)
                                  Assuming Hypothetical Gross                        Assuming Hypothetical Gross
                                  Annual Investment Return of                        Annual Investment Return of
  End of
   Year     Accumulated      0%          4%          8%          12%          0%          4%          8%          12%         0%
  Policy   Premiums (1) (-1.35% Net) (2.65% Net) (6.65% Net)(10.65% Net) (-1.35% Net) (2.65% Net) (6.65% Net)(10.65% Net)(-1.35%Net)
     1       $1,050       $100,000   $100,000    $100,000     $100,000   $   693   $     725    $     756 $       788     $   366
     2        2,153        100,000    100,000     100,000      100,000     1,368       1,460        1,555       1,652       1,041
     3        3,310        100,000    100,000     100,000      100,000     2,024       2,205        2,394       2,595       1,697
     4        4,526        100,000    100,000     100,000      100,000     2,660       2,957        3,278       3,626       2,374
     5        5,802        100,000    100,000     100,000      100,000     3,276       3,717        4,208       4,754       3,031
     6        7,142        100,000    100,000     100,000      100,000     3,868       4,482        5,183       5,986       3,664
     7        8,549        100,000    100,000     100,000      100,000     4,437       5,252        6,208       7,333       4,273
     8       10,027        100,000    100,000     100,000      100,000     4,981       6,025        7,284       8,807       4,859
     9       11,578        100,000    100,000     100,000      100,000     5,500       6,802        8,414      10,419       5,419
    10       13,207        100,000    100,000     100,000      100,000     5,996       7,582        9,604      12,189       5,955
    11       14,917        100,000    100,000     100,000      100,000     6,472       8,371       10,861      14,136       6,472
    12       16,713        100,000    100,000     100,000      100,000     6,927       9,167       12,188      16,279       6,927
    13       18,599        100,000    100,000     100,000      100,000     7,360       9,970       13,591      18,639       7,360
    14       20,579        100,000    100,000     100,000      100,000     7,771      10,778       15,073      21,239       7,771
    15       22,657        100,000    100,000     100,000      100,000     8,160      11,593       16,641      24,107       8,160
    16       24,840        100,000    100,000     100,000      100,000     8,524      12,412       18,299      27,272       8,524
    17       27,132        100,000    100,000     100,000      100,000     8,863      13,235       20,054      30,766       8,863
    18       29,539        100,000    100,000     100,000      100,000     9,175      14,060       21,910      34,625       9,175
    19       32,066        100,000    100,000     100,000      100,000     9,459      14,886       23,874      38,890       9,459
    20       34,719        100,000    100,000     100,000      100,000     9,715      15,713       25,955      43,610       9,715

30(Age 65)   69,761        100,000    100,000     100,000      158,252     9,783      23,223       55,067     129,714       9,783


                             Surrender Value (2)
                         Assuming Hypothetical Gross
                         Annual Investment Return of
  End of
   Year     Accumulated        4%          8%          12%
  Policy   Premiums (1)  (2.65% Net) (6.65% Net)(10.65% Net)
     1       $1,050      $     398    $    429 $       461
     2        2,153          1,133       1,228       1,325
     3        3,310          1,878       2,067       2,268
     4        4,526          2,671       2,992       3,340
     5        5,802          3,472       3,962       4,509
     6        7,142          4,278       4,979       5,782
     7        8,549          5,088       6,045       7,169
     8       10,027          5,903       7,162       8,684
     9       11,578          6,720       8,333      10,338
    10       13,207          7,542       9,563      12,148
    11       14,917          8,371      10,861      14,136
    12       16,713          9,167      12,188      16,279
    13       18,599          9,970      13,591      18,639
    14       20,579         10,778      15,073      21,239
    15       22,657         11,593      16,641      24,107
    16       24,840         12,412      18,299      27,272
    17       27,132         13,235      20,054      30,766
    18       29,539         14,060      21,910      34,625
    19       32,066         14,886      23,874      38,890
    20       34,719         15,713      25,955      43,610

30(Age 65)   69,761         23,223      55,067     129,714

(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                        PRINCIPAL LIFE INSURANCE COMPANY
                               FLEX VARIABLE LIFE
                             MALE AGE 35 NON-SMOKER
                           ASSUMING GUARANTEED CHARGES

PLANNED PREMIUM $1,000

Initial Face Amount $100,000
Death Benefit Option 1

                                       Death Benefit (2)                                Accumulated Value (2)
                                  Assuming Hypothetical Gross                        Assuming Hypothetical Gross
                                  Annual Investment Return of                        Annual Investment Return of
  End of
   Year     Accumulated      0%          4%          8%          12%          0%          4%          8%          12%         0%
  Policy   Premiums (1) (-1.50% Net) (2.50% Net) (6.50% Net)(10.50% Net) (-1.50% Net) (2.50% Net) (6.50% Net)(10.50% Net)(-1.50%Net)
     1   $    1,050      $100,000    $100,000    $100,000     $100,000   $   686    $    718   $     750 $       782      $   359
     2        2,153       100,000     100,000     100,000      100,000     1,355       1,446       1,540       1,637        1,028
     3        3,310       100,000     100,000     100,000      100,000     2,003       2,182       2,370       2,569        1,676
     4        4,526       100,000     100,000     100,000      100,000     2,630       2,924       3,242       3,586        2,344
     5        5,802       100,000     100,000     100,000      100,000     3,236       3,672       4,157       4,697        2,991
     6        7,142       100,000     100,000     100,000      100,000     3,818       4,423       5,117       5,908        3,613
     7        8,549       100,000     100,000     100,000      100,000     4,375       5,178       6,122       7,230        4,212
     8       10,027       100,000     100,000     100,000      100,000     4,908       5,935       7,177       8,674        4,785
     9       11,578       100,000     100,000     100,000      100,000     5,414       6,693       8,281      10,252        5,333
    10       13,207       100,000     100,000     100,000      100,000     5,893       7,450       9,439      11,976        5,852
    11       14,917       100,000     100,000     100,000      100,000     6,342       8,204      10,650      13,860        6,342
    12       16,713       100,000     100,000     100,000      100,000     6,761       8,953      11,917      15,921        6,761
    13       18,599       100,000     100,000     100,000      100,000     7,147       9,696      13,244      18,177        7,147
    14       20,579       100,000     100,000     100,000      100,000     7,498      10,431      14,631      20,649        7,498
    15       22,657       100,000     100,000     100,000      100,000     7,813      11,154      16,082      23,358        7,813
    16       24,840       100,000     100,000     100,000      100,000     8,087      11,862      17,599      26,329        8,087
    17       27,132       100,000     100,000     100,000      100,000     8,316      12,549      19,180      29,587        8,316
    18       29,539       100,000     100,000     100,000      100,000     8,494      13,209      20,828      33,164        8,494
    19       32,066       100,000     100,000     100,000      100,000     8,614      13,836      22,542      37,092        8,614
    20       34,719       100,000     100,000     100,000      100,000     8,671      14,422      24,323      41,411        8,671

30(Age 65)   69,761       100,000     100,000     100,000      145,191     3,935      16,069      46,382     119,009        3,935


                            Surrender Value (2)
                        Assuming Hypothetical Gross
                        Annual Investment Return of
  End of
   Year     Accumulated       4%          8%          12%
  Policy   Premiums (1)   (2.50% Net) (6.50% Net)(10.50% Net)
     1   $    1,050     $     391   $     423   $     455
     2        2,153         1,119       1,213       1,310
     3        3,310         1,855       2,043       2,242
     4        4,526         2,637       2,956       3,300
     5        5,802         3,426       3,912       4,452
     6        7,142         4,219       4,912       5,704
     7        8,549         5,015       5,959       7,067
     8       10,027         5,812       7,054       8,552
     9       11,578         6,611       8,200      10,170
    10       13,207         7,409       9,398      11,935
    11       14,917         8,204      10,650      13,860
    12       16,713         8,953      11,917      15,921
    13       18,599         9,696      13,244      18,177
    14       20,579        10,431      14,631      20,649
    15       22,657        11,154      16,082      23,358
    16       24,840        11,862      17,599      26,329
    17       27,132        12,549      19,180      29,587
    18       29,539        13,209      20,828      33,164
    19       32,066        13,836      22,542      37,092
    20       34,719        14,422      24,323      41,411

30(Age 65)   69,761        16,069      46,382     119,009

(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                        PRINCIPAL LIFE INSURANCE COMPANY
                               FLEX VARIABLE LIFE
                             MALE AGE 35 NON-SMOKER
                           ASSUMING GUARANTEED CHARGES

 PLANNED PREMIUM $1,000

Initial Face Amount $100,000
Death Benefit Option 2

                                       Death Benefit (2)                                Accumulated Value (2)
                                  Assuming Hypothetical Gross                        Assuming Hypothetical Gross
                                  Annual Investment Return of                        Annual Investment Return of
  End of
   Year     Accumulated      0%          4%          8%          12%          0%          4%          8%          12%         0%
  Policy   Premiums (1) (-1.50% Net) (2.50% Net) (6.50% Net)(10.50% Net) (-1.50% Net) (2.50% Net) (6.50% Net)(10.50% Net)(-1.50%Net)
     1        1,050       $100,000    $100,000    $100,000    $100,000   $   359   $     391   $      423    $    455      $  686
     2        2,153        100,000     100,000     100,000     100,000     1,028       1,119        1,213       1,310       1,355
     3        3,310        100,000     100,000     100,000     100,000     1,676       1,855        2,043       2,242       2,003
     4        4,526        100,000     100,000     100,000     100,000     2,344       2,637        2,956       3,300       2,630
     5        5,802        100,000     100,000     100,000     100,000     2,991       3,426        3,912       4,452       3,236
     6        7,142        100,000     100,000     100,000     100,000     3,613       4,219        4,912       5,704       3,818
     7        8,549        100,000     100,000     100,000     100,000     4,212       5,015        5,959       7,067       4,375
     8       10,027        100,000     100,000     100,000     100,000     4,785       5,812        7,054       8,552       4,908
     9       11,578        100,000     100,000     100,000     100,000     5,333       6,611        8,200      10,170       5,414
    10       13,207        100,000     100,000     100,000     100,000     5,852       7,409        9,398      11,935       5,893
    11       14,917        100,000     100,000     100,000     100,000     6,342       8,204       10,650      13,860       6,342
    12       16,713        100,000     100,000     100,000     100,000     6,761       8,953       11,917      15,921       6,761
    13       18,599        100,000     100,000     100,000     100,000     7,147       9,696       13,244      18,177       7,147
    14       20,579        100,000     100,000     100,000     100,000     7,498      10,431       14,631      20,649       7,498
    15       22,657        100,000     100,000     100,000     100,000     7,813      11,154       16,082      23,358       7,813
    16       24,840        100,000     100,000     100,000     100,000     8,087      11,862       17,599      26,329       8,087
    17       27,132        100,000     100,000     100,000     100,000     8,316      12,549       19,180      29,587       8,316
    18       29,539        100,000     100,000     100,000     100,000     8,494      13,209       20,828      33,164       8,494
    19       32,066        100,000     100,000     100,000     100,000     8,614      13,836       22,542      37,092       8,614
    20       34,719        100,000     100,000     100,000     100,000     8,671      14,422       24,323      41,411       8,671

30(Age 65)   69,761        100,000     100,000     100,000     145,191     3,935      16,069       46,382     119,009       3,935


                            Surrender Value (2)
                        Assuming Hypothetical Gross
                        Annual Investment Return of
  End of
   Year     Accumulated       4%          8%          12%
  Policy   Premiums (1)   (2.50% Net) (6.50% Net)(10.50% Net)
     1        1,050     $     718   $     750   $     782
     2        2,153         1,446       1,540       1,637
     3        3,310         2,182       2,370       2,569
     4        4,526         2,924       3,242       3,586
     5        5,802         3,672       4,157       4,697
     6        7,142         4,423       5,117       5,908
     7        8,549         5,178       6,122       7,230
     8       10,027         5,935       7,177       8,674
     9       11,578         6,693       8,281      10,252
    10       13,207         7,450       9,439      11,976
    11       14,917         8,204      10,650      13,860
    12       16,713         8,953      11,917      15,921
    13       18,599         9,696      13,244      18,177
    14       20,579        10,431      14,631      20,649
    15       22,657        11,154      16,082      23,358
    16       24,840        11,862      17,599      26,329
    17       27,132        12,549      19,180      29,587
    18       29,539        13,209      20,828      33,164
    19       32,066        13,836      22,542      37,092
    20       34,719        14,422      24,323      41,411

30(Age 65)   69,761        16,069      46,382     119,009

(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates of return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.




                          PART II. OTHER INFORMATION


                           UNDERTAKING TO FILE REPORTS
Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter adopted under the authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter had been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                    REPRESENTATIONS PURSUANT TO RULE 6e-3(T) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940.
Registrant elects to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Investment Company Act of 1940, with respect to the Policies described in the prospectus. Registrant makes the following representations:

          (1)   Section 6e-3(T)(b)(13)(iii)(F) has been relied upon.

          (2) The level of the mortality and expense risks charge is within the range of industry practice for comparable contracts.

          (3) The Registrant has concluded that there is a reasonable likelihood that the distribution financing arrangement for the Variable Life Separate Account will benefit the separate account and policyowners, and it will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

          (4) The Variable Life Separate Account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the Company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

The methodology used to support the representation made in paragraph (2) above is based upon an analysis of the mortality and expense risks charges contained in other variable life insurance policies, including scheduled and flexible premium products. Registrant undertakes to keep and make available to the Commission on request the documents used to support the representation in paragraph (2) above.

                       CONTENTS OF REGISTRATION STATEMENT


This registration statement comprises the following papers and documents:

     The facing sheet;

     The prospectus, consisting of 102 pages;

     The undertaking to file reports;

     The undertaking pursuant to Rule 484;

     Representations pursuant to Rule 6e-3(T);

     The signatures;

     Written consents of the following persons:

          Ernst & Young LLP

     The following exhibits

1. Copies of all exhibits required by paragraph A of the instructions as to exhibits in Form N-8B-2 are set forth below under designations based on such instructions

1.A1 Resolution of Executive Committee of Board of Directors of Principal Life Insurance Company establishing the Variable Life Separate Account (Filed 4/12/96)

1.A3A.a Distribution Agreement between Princor Financial Services Corporation and Principal Life Insurance Company
                    (Filed 4/12/96)

1.A3B.a             Form of Selling Agreement (Filed 4/12/96)

1.A3B.b             Registered Representative Agreement (Filed 4/12/96)

1.A3C               Schedule of sales commissions (Filed 4/12/96)

1.A5.a              Form of Flex Variable Life Policy (Filed 4/12/96)

1.A5.a.i            Cost of Living Increase Rider (Filed 4/12/96)

1.A5.a.ii           Waiver of Monthly Deductions Rider (Filed 4/12/96)

1.A5.a.iii          Guaranteed Increase Option Rider (Filed 4/12/96)

1.A5.a.iv           Accidental Death Benefit Rider (Filed 4/12/96)

1.A5.a.v            Children Term Insurance Rider (Filed 4/12/96)

1.A5.a.vi           Spouse Term Insurance Rider (Filed 4/12/96)

1.A5.a.vii          Change of Insured Rider (Filed 4/12/96)

1.A5.a.viii         Death Benefit Guarantee Rider (Filed 4/12/96)

1.A5.a.ix           Accounting Benefit Rider (Filed 4/12/96)

1.A5.a.x            Accelerated Benefits Rider (Filed 4/12/96)

1.A5.b              Form of Flex  Variable Life Policy - Unisex  Version  (Filed
                    4/12/96)

1.A5.b.i            Cost of Living Increase Rider (Filed 4/12/96)

1.A5.b.ii           Waiver of Monthly Deductions Rider (Filed 4/12/96)

1.A5.b.iii          Guaranteed Increase Option Rider (Filed 4/12/96)

1.A5.b.iv           Accidental Death Benefit Rider (Filed 4/12/96)

1.A5.b.v            Children Term Insurance Rider (Filed 4/12/96)

1.A5.b.vi           Spouse Term Insurance Rider (Filed 4/12/96)

1.A5.b.vii          Change of Insured Rider (Filed 4/12/96)

1.A5.b.viii         Death Benefit Guarantee Rider (Filed 4/12/96)

1.A5.b.ix           Accounting Benefit Rider (Filed 4/12/96)

1.A5.b.x            Accelerated Benefits Rider (Filed 4/12/96)

1.A6.a Articles of Incorporation, as Amended of Principal Life Insurance Company (Filed 4/19/99)

1.A6.b              By-laws of Principal  Life Insurance Company (Filed 4/19/99)

1.A10.a             Form of  Application  for Flex  Variable  Life Policy (Filed
                    4/12/96)

1.A10.b Form of Supplemental Application for Flex Variable Life Policy (Filed 4/12/96)

2. Opinion of consent of T. M. Hutchison, Senior Vice President and General Counsel (Filed 4/12/96)

3. No financial statements will be omitted from the prospectus pursuant to Instruction 1(b) or (c) or Part I

4.                  Not applicable

5.                  Not applicable

6.                  Consent of Ernst & Young LLP

7. Description of Issuance, Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)(b)(12)(iii) (Filed 2/28/97)

8. Powers of Attorney of Directors of Principal Life Insurance Company (Filed 4/12/96, 2/28/97, 4/13/98 and 4/19/99)

9.                  Opinion of Consent of Lisa Butterbaugh, Associate Actuary

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Principal Life Insurance Company Variable Life Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the city of Des Moines and State of Iowa, on the 19th day of April, 2000.


                          PRINCIPAL LIFE INSURANCE COMPANY
                          VARIABLE LIFE SEPARATE ACCOUNT
                                      (Registrant)


                          By:  PRINCIPAL LIFE INSURANCE COMPANY
                                      (Depositor)


                                  /s/ D. J. Drury
                          By ______________________________________________
                             D. J. Drury
                             Chairman

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ D. J. Drury                Chairman and                   April 19, 2000
--------------------           Director
D. J. Drury


/s/ D. C. Cunningham           Vice President and             April 19, 2000
--------------------           Controller (Principal
D. C. Cunningham               Accounting Officer)


/s/ M. H. Gersie               Executive Vice President and    April 19, 2000
--------------------           Chief Financial Officer
M. H. Gersie                   (Principal Financial Officer)


  (B. J. Bernard)*             Director                       April 19, 2000
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                       April 19, 2000
--------------------
J. Carter-Miller


  (C. D. Gelatt, Jr.)*         Director                       April 19, 2000
--------------------
C. D. Gelatt, Jr.


  (J. B. Griswell)*            Director                       April 19, 2000
--------------------
J. B. Griswell


  (G. D. Hurd)*                Director                       April 19, 2000
--------------------
G. D. Hurd


  (C. S. Johnson)*             Director                       April 19, 2000
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                       April 19, 2000
--------------------
W. T. Kerr


  (L. Liu)*                    Director                       April 19, 2000
--------------------
L. Liu


  (V. H. Loewenstein)*         Director                       April 19, 2000
--------------------
V. H. Loewenstein


  (R. D. Pearson)*             Director                       April 19, 2000
--------------------
R. D. Pearson


  (F. F. Pena)*                Director                       April 19, 2000
--------------------
F. F. Pena


  (J. R. Price)*               Director                       April 19, 2000
--------------------
J. R. Price, Jr.


  (D. M. Stewart)*             Director                       April 19, 2000
--------------------
D. M. Stewart


  (E. E. Tallett)*             Director                       April 19, 2000
--------------------
E. E. Tallett


  (F. W. Weitz)*               Director                       April 19, 2000
--------------------
F. W. Weitz


                           *By    /s/ David J. Drury
                                  ------------------------------------
                                  David J. Drury
                                  Chairman

                                  Pursuant to Powers of Attorney
                                  Previously Filed or Included Herein

                                    EXHIBITS

                                  EXHIBIT INDEX


                                                                 Page Number in
                                                              Sequential Numbering
Exhibit No.               Description                      Where Exhibit Can Be Found

  1.A1        Resolution of Executive Committee                       *
              of Board of Directors of Depositor
              establishing Variable Life Separate
              Account

  1.A3A.a     Distribution Agreement Between                          *
              Depositor and Principal Underwriter

  1.A3B.a     Form of Selling Agreement                               *

  1.A3B.b     Registered Representative Agreement                     *

  1.A3C       Schedule of Sales Commissions                           *

  1.A5.a      Flex Variable Life Policy                               *

  1.A5.a.i    Cost of Living Increase Rider                           *

  1.A5.a.ii   Waiver of Monthly Deductions Rider                      *

  1.A5.a.iii  Guaranteed Increase Option Rider                        *

  1.A5.a.iv   Accidental Death Benefit Rider                          *

  1.A5.a.v    Children Term Insurance Rider                           *

  1.A5.a.vi   Spouse Term Insurance Rider                             *

  1.A5.a.vii  Change of Insured Rider                                 *

  1.A5.a.viii Death Benefit Guarantee Rider                           *

  1.A5.a.ix   Accounting Benefit Rider                                *

  1.A5.a.x    Accelerated Benefits Rider                              *

  1.A5.b      Flex Variable Life Policy - Unisex Version              *

  1.A5.b.i    Cost of Living Increase Rider.                          *

  1.A5.b.ii   Waiver of Monthly Deductions Rider                      *

  1.A5.b.iii  Guaranteed Increase Option Rider                        *

  1.A5.b.iv   Accidental Death Benefit Rider                          *

  1.A5.b.v    Children Term Insurance Rider                           *

  1.A5.b.vi   Spouse Term Insurance Rider                             *

  1.A5.b.vii  Change of Insured Rider                                 *

  1.A5.b.viii Death Benefit Guarantee Rider                           *

  1.A5.b.ix   Accounting Benefit Rider                                *

  1.A5.b.x    Accelerated Benefit Rider                               *

  1.A6.a      Articles of Incorporation, as Amended,                  *
              of Depositor

  1.A6.b      By-laws of Depositor                                    *

  1.A10.a     Form of Application for the Flex                        *
              Variable Life Policy

  1.A10.b     Form of Supplemental Application                        *
              For the Flex Variable Life Policy

  2           Opinion and consent of T. M. Hutchison                  *
              Senior Vice President and General Counsel

  6           Consent of Ernst & Young LLP                            15

  7           Description of Issuance, Transfer and Redemption        *
              Procedures Pursuant to Rule 6e-3(T)(b)(12)(iii)

  8           Powers of Attorney of Directors of                      16
              Principal Life Insurance Company.

  9           Opinion and consent of Lisa Butterbaugh,                17
              Associate Actuary

* Previously Filed.